                            TCW GALILEO FUNDS, INC.

                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 1997

                                                         TCW GALILEO FUNDS, INC.



Table of Contents
-----------------


Letter to Shareholders................................................  2
Performance Summary...................................................  3
Schedules of Investments:
  TCW Galileo Money Market Fund.......................................  4
  TCW Galileo Core Fixed Income Fund..................................  6
  TCW Galileo High Yield Bond Fund....................................  9
  TCW Galileo Mortgage Backed Securities Fund......................... 15
  TCW Galileo Long-Term Mortgage Backed Securities Fund............... 18
  TCW Galileo Convertible Securities Fund............................. 20
  TCW Galileo Core Equity Fund........................................ 24
  TCW Galileo Earnings Momentum Fund.................................. 27
  TCW Galileo Mid-Cap Growth Fund..................................... 31
  TCW Galileo Small Cap Growth Fund................................... 34
  TCW Galileo Asia Pacific Equity Fund................................ 39
  TCW Galileo Emerging Markets Fund................................... 43
  TCW Galileo Latin America Equity Fund............................... 49
Statements of Assets and Liabilities.................................. 52
Statements of Operations.............................................. 56
Statements of Changes in Net Assets................................... 60
Notes to Financial Statements......................................... 73
Financial Highlights.................................................. 82
Shareholder Information............................................... 96

To Our Shareholders
-------------------

We are pleased to submit the April 30, 1997 Semi-Annual Report for the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, 12b-1 or deferred sales charges. On the next page is a summary of each Fund's net asset value and returns through April 30, 1997.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. Please call your Account Representative or our Shareholder Relations Department at (800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

Very truly yours,


/s/ Mark I. Stern
Marc I. Stern
Chairman of the Board

May 28, 1997

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


PERFORMANCE SUMMARY (Unaudited)
-------------------------------



                                           Net Asset Value                 Total Return - Annualized
                                               per Share                      As of April 30, 1997
                                           ---------------   ------------------------------------------------------
                                                             Latest Twelve
                                               April 30,      Months Ended       Latest       Since       Inception
                                                 1997        April 30, 1997     5 Years     Inception        Date
                                           ---------------   --------------     -------     ---------     ---------


TCW Galileo Money Market Fund                  $ 1.00             5.15%           4.37%        5.75%       07/14/88
TCW Galileo Core Fixed Income
  Fund                                           9.31             6.57%           6.08% (1)    7.09% (1)   01/01/90 (2)
TCW Galileo High Yield Bond Fund                 9.83            11.65%          10.62% (1)   11.03% (1)   02/01/89 (2)
TCW Galileo Mortgage Backed
  Securities Fund                                9.66             7.41%           5.80% (1)    7.04% (1)   02/01/90 (2)
TCW Galileo Long-Term Mortgage
  Backed Securities Fund                         9.44             9.02%             N/A        5.81%       06/17/93
TCW Galileo Convertible Securities
  Fund (3)                                       9.76             5.99% (1)      11.67% (1)   12.12% (1)   01/01/89 (2)
TCW Galileo Core Equity Fund                    16.74            11.21%          14.46% (1)   15.14% (1)   07/01/91 (2)
TCW Galileo Earnings
  Momentum Fund                                 10.01           (27.67)%           N/A         7.27% (1)   05/01/93 (2)
TCW Galileo Mid-Cap
  Growth Fund                                    7.25           (24.50)% (1)       N/A        18.05% (1)   11/01/94 (2)
TCW Galileo Small Cap
  Growth Fund                                   13.49           (27.29)%         15.17% (1)   15.13% (1)   12/01/89 (2)
TCW Galileo Asia Pacific
  Equity Fund                                   10.04             0.47%            N/A        15.80% (1)   04/01/93 (2)
TCW Galileo Emerging Markets
  Fund                                           9.34            10.55%            N/A         9.61% (1)   06/01/93 (2)
TCW Galileo Latin America
  Equity Fund                                   12.53            33.60%           5.80% (1)   14.24% (1)   07/01/91 (2)

(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of predecessor limited partnership.

(3)  Inception date of the Fund was January 2, 1997.

TCW Galileo Money Market Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------


Principal
  Amount         INVESTMENTS                                                         Value
---------        -----------                                                      -----------

                  AGENCY FIXED INCOME SECURITIES (23.4% of Net Assets)
$  2,000,000      Federal Farm Credit Bank, 5.8%, due 07/29/97                    $ 1,999,547
   3,740,000      Federal Home Loan Bank, 5.84%, due 07/24/97                       3,740,799
   2,000,000      Federal Home Loan Bank, 5.89%, due 06/16/97                       2,000,536
   9,000,000      Federal Home Loan Bank, 7.87%, due 12/15/97                       9,118,537
   2,415,000      Federal Home Loan Mortgage Corp., 5.37%, due 05/21/97             2,407,795
  20,000,000      Federal Home Loan Mortgage Corp., 5.44%, due 05/06/97            19,984,889
  10,000,000      Federal Home Loan Mortgage Corp., 5.47%, due 06/13/97             9,934,665
   2,000,000      Federal Home Loan Mortgage Corp., 5.64%, due 08/28/97             1,998,090
  10,000,000      Federal National Mortgage Association, 5.37%, due 05/19/97        9,973,150
   5,000,000      Student Loan Marketing Association, 5.55%, due 07/17/97           5,000,000
                                                                                  -----------
                  TOTAL AGENCY FIXED INCOME SECURITIES (Cost: $66,158,008)         66,158,008
                                                                                  -----------

                  COMMERCIAL PAPER (66.5%)
   6,200,000      American Express Credit Corp., 5.42%, due 05/01/97                6,200,000
   4,000,000      American Express Credit Corp., 5.5%, due 05/07/97                 3,996,333
   5,000,000      American General Finance Corp., 5.53%, due 05/07/97               4,995,392
   3,815,000      Becton Dickinson & Co., 5.53%, due 05/09/97                       3,810,312
   5,000,000      Cargill, Inc., 5.48%, due 05/01/97                                5,000,000
   5,000,000      Cargill, Inc., 5.5%, due 05/05/97                                 4,996,944
   5,000,000      Chevron Oil Finance Co., 5.4%, due 05/02/97                       4,999,250
   5,000,000      Chevron Oil Finance Co., 5.5%, due 05/12/97                       4,991,596
   5,000,000      CIT Group Holdings, Inc., 5.52%, due 05/28/97                     4,979,300
   2,000,000      Commercial Credit Co., 5.53%, due 05/07/97                        1,998,157
   5,400,000      Dean Witter, Discover & Co., 5.5%, due 05/22/97                   5,382,675
   5,000,000      Dean Witter, Discover & Co., 5.53%, due 05/08/97                  4,994,624
   4,000,000      Florida Power Corp., 5.45%, due 05/01/97                          4,000,000
  10,000,000      General Electric Capital Corp., 5.4%, due 05/01/97               10,000,000
   5,000,000      International Lease Finance Corp., 5.55%, due 06/03/97            4,974,563
   5,000,000      John Deere & Co., 5.45%, due 05/12/97                             4,991,674
   5,000,000      John Deere & Co., 5.51%, due 05/23/97                             4,983,164
   8,000,000      Merrill Lynch & Co., Inc., 5.52%, due 05/23/97                    7,973,014
   2,000,000      Merrill Lynch & Co., Inc., 5.62%, due 07/02/97                    1,980,642
   7,325,000      Metlife Funding, Inc., 5.5%, due 05/28/97                         7,294,784
   3,200,000      Metlife Funding, Inc., 5.52%, due 05/29/97                        3,186,260
   5,000,000      Nations Bank Corp., 5.58%, due 05/30/97                           4,977,525
   4,190,000      Novartis Finance Corp., 5.47%, due 05/20/97                       4,177,904
   5,000,000      Novartis Finance Corp., 5.48%, due 05/23/97                       4,983,256
   5,000,000      Pitney-Bowes Credit Corp., 5.66%, due 09/15/97                    4,892,303
   5,000,000      Preferred Receivables Funding Corp., 5.55%, due 05/02/97          4,999,229
   5,000,000      Preferred Receivables Funding Corp., 5.57%, due 06/11/97          4,968,282
  10,000,000      Prudential Funding Corp., 5.5%, due 05/27/97                      9,960,278

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
   Amount         INVESTMENTS                                                       Value
-----------       -----------                                                     -----------
                  COMMERCIAL PAPER (Continued)
$ 1,900,000       SAFECO Credit Co., Inc., 5.33%, due 05/05/97                    $ 1,898,875
  4,000,000       Schering Corp., 5.52%, due 06/10/97                               3,975,466
  6,300,000       Schering Corp., 5.56%, due 05/28/97                               6,273,729
  9,200,000       Smithkline Beecham Corp., 5.43%, due 05/09/97                     9,188,899
  2,650,000       Toyota Motor Credit Corp., 5.45%, due 05/20/97                    2,642,378
  6,400,000       Toyota Motor Credit Corp., 5.5%, due 05/06/97                     6,395,110
  4,050,000       Transamerica Corp., 5.55%, due 05/01/97                           4,050,000
  1,600,000       United Parcel Service, 5.43%, due 05/08/97                        1,598,311
  5,000,000       USAA Capital Corp., 5.51%, due 06/03/97                           4,974,746
  2,200,000       USAA Capital Corp., 5.52%, due 05/01/97                           2,200,000
                                                                                  -----------
                  TOTAL COMMERCIAL PAPER (Cost: $187,884,975)                     187,884,975
                                                                                  -----------

                  CORPORATE FIXED INCOME SECURITIES (10.1%)
  5,500,000       Associates Corp. of North America, 5.875%, due 08/15/97           5,496,492
  2,500,000       Associates Corp. of North America, 6.7%, due 06/03/97             2,501,945
  2,841,000       Associates Corp. of North America, 8.125%, due 01/15/98           2,889,214
  4,500,000       CIT Group Holdings, 8.75%, due 07/01/97                           4,521,470
  3,100,000       Ford Motor Credit Corp., 7.125%, due 12/01/97                     3,125,817
  1,000,000       Ford Motor Credit Corp., 8%, due 12/01/97                         1,012,096
  1,500,000       General Electric Capital Corp., 6.29%, due 11/05/97               1,503,997
  5,000,000       International Lease Finance Corp., 5.55%, due 05/05/97            4,999,992
  2,500,000       Norwest Financial, Inc., 6.5%, due 11/15/97                       2,511,811
                                                                                  -----------
                  TOTAL CORPORATE FIXED INCOME SECURITIES (Cost: $28,562,834)      28,562,834
                                                                                  -----------

                  SHORT-TERM INVESTMENT (Cost: $42,508) (0.1%)
                  --------------------------------------------
     42,508       Bank of New York Depositary Reserve, 4.6%, due 05/01/97              42,508
                                                                                  -----------

                  TOTAL INVESTMENTS (Cost: $282,648,325) (100.1%)                 282,648,325

                  LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                      (162,417)
                                                                                  -----------

                  NET ASSETS (100%)                                              $282,485,908
                                                                                 ============

See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount          CORPORATE FIXED INCOME SECURITIES                                Value
-----------       ---------------------------------                             ------------
                   BASIC INDUSTRIES (3.4%)
$   100,000        AK Steel Corp., 9.125%, due 12/15/06                          $     99,125
     25,000        Consumers International, 10.25%, (144A), due 04/01/05               25,375*
     25,000        Dyncorp, Inc., (144A), 9.5%, due 03/01/07                           24,562*
    200,000        Foamex L.P., 11.25%, due 10/01/02                                  211,250
     50,000        Iron Mountain Inc., 10.125%, due 10/01/06                           51,750
     50,000        Lockheed Martin Corp., 7.25%, due 05/15/06                          50,000
    100,000        Union Pacific Co., 7.875%, due 02/15/02                            102,500
     50,000        U. S. Can Corp., Series B, 10.125%, due 10/15/06                    52,125
    100,000        Whirlpool Corp., 9.1%, due 03/15/04                                109,625
                                                                                 ------------
                   TOTAL BASIC INDUSTRIES (Cost: $725,419)                            726,312
                                                                                 ------------

                   CONSUMER CYCLICALS (3.0%)
    100,000        Coca-Cola Enterprises, Inc., 6.95%, due 11/15/26                    91,750
     25,000        Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03               24,750
    100,000        J. C. Penney Co., Inc., 9.05%, due 03/01/01                        106,750
     90,000        May Department Stores Co., 9.75%, due 02/15/21                     106,088
     25,000        STC Broadcasting, Inc., (144A), 11%, due 03/15/07                   25,500*
    250,000        Smith's Food & Drug Centers, Inc., 11.125%, due 05/15/07           278,437
                                                                                 ------------
                   TOTAL CONSUMER CYCLICALS (Cost: $621,206)                          633,275
                                                                                 ------------

                   FINANCIAL (3.0%)
    100,000        American General Finance Corp., 7.25%, due 05/15/05                 99,625
    100,000        BHP Finance USA Ltd., (Yankee) 6.69%, due 03/01/06                  96,125
    100,000        Comdisco Inc., 6.375%, due 11/30/01                                 97,125
    100,000        Fleet Financial Group, Inc. 7.125%, due 04/15/06                    98,000
    100,000        GE Global Insurance Holdings Corp., 7%, due 02/15/26                92,750
    100,000        Lehman Brothers, Inc. 7.125%, due 07/15/02                          99,250
     60,000        Security Pacific Corp., 11.5%, due 11/15/00                         68,475
                                                                                 ------------
                   TOTAL FINANCIAL (Cost: $665,651)                                   651,350
                                                                                 ------------

                   TECHNOLOGY (Cost: $99,366) (0.5%)
    100,000        Northern Telecom Capital Corp., 7.4%, due 06/15/06                 101,375
                                                                                 ------------

* Restricted security (See Note 6).

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
   Amount         CORPORATE FIXED INCOME SECURITIES                                Value
----------        ---------------------------------                              -----------
                  UTILITY  (2.7%)
$  100,000        California Energy Co., Inc., 10.25%, due 01/15/04              $   106,000
   100,000        Hydro-Quebec (Yankee), 9.4%, due 02/01/21                          116,000
   100,000        Pacificorp., 6.75%, due 04/01/05                                    97,000
   100,000        Praxair, Inc., 6.75%, due 03/01/03                                  98,250
    50,000        TransTexas Gas Co., 11.5%, due 06/15/02                             55,625
   100,000        Union Electric Co., 6.75%, due 05/01/08                             96,875
                                                                                 -----------
                  TOTAL UTILITY (Cost: $ 572,591)                                    569,750
                                                                                 -----------

                  TOTAL CORPORATE FIXED INCOME SECURITIES
                    (Cost: $2,684,233) (12.6%)                                   $ 2,682,062
                                                                                 -----------

                  U.S. GOVERNMENT AGENCY OBLIGATIONS -
                  FIXED RATE PASS-THROUGH SECURITIES
                  ----------------------------------
 1,421,207        Federal Home Loan Mortgage Association, Pool
                    #E20246, 7.5%, due 06/01/11                                    1,434,083
 1,320,993        Federal Home Loan Mortgage Association, Pool
                    #C80409, 8%, due 06/01/26                                      1,341,217
   345,831        Federal Home Loan Mortgage Association - GNMA,
                    Series 41, Class K, 8%, due 04/25/24                             352,747
   500,000        Federal National Mortgage Association (96-46-B),
                    6.5%, due 11/25/23                                               458,750
 2,620,603        Government National Mortgage Association,
                    Pool #422688, 7%, due 05/15/26                                 2,534,595
   375,428        Government National Mortgage Association, Pool
                    #432017, 8%, due 08/15/26                                        380,470
                                                                               -------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS-FIXED RATE
                  PASS-THROUGH SECURITIES (Cost: $6,458,314) (30.5%)               6,501,862
                                                                               -------------

                  U.S. TREASURY OBLIGATIONS
                  -------------------------
   345,000        United States Treasury Bonds, 5.625%, due 08/15/13                 342,236
   345,000        United States Treasury Bonds, 7.5%, due 11/15/24                 1,492,726
 1,050,000        United States Treasury Bonds, 12%, due 08/15/13                  1,462,251
 2,630,000        United States Treasury Notes, 5.875%, due 01/31/99               2,615,272
   690,000        United States Treasury Notes, 6%, due 08/15/99                     684,984
 1,025,000        United States Treasury Notes, 6.375%, due 08/15/02               1,015,847
   350,000        United States Treasury Notes, 7.25%, due 08/15/04                  361,291
 1,000,000        United States Treasury Notes, 7.5%, due 10/31/99                 1,025,490
 1,000,000        United States Treasury Notes, 7.75%, due 11/30/99                1,031,550
   360,000        United States Treasury Notes, 8%, due 11/15/21                     398,956
   500,000        United States Treasury Strips, 0%, due 05/15/02                    360,815
                                                                               -------------
                  TOTAL U. S. TREASURY OBLIGATIONS (Cost:
                    $10,874,518) (50.5%)                                          10,791,418
                                                                               -------------

                  TOTAL FIXED INCOME SECURITIES (Cost: $20,017,065)
                    (93.6%)                                                       19,975,342
                                                                               -------------

See accompanying Notes to Financial Statements.

TCW Galileo Core Fixed Income Fund

-----------------------------------------------

 Principal
   Amount       SHORT-TERM INVESTMENT (Cost $1,209,515) (5.6%)                      Value
----------      ----------------------------------------------                   -----------
$1,209,515      Bank of New York Depositary Reserve, 4.6%, due 05/01/97          $ 1,209,515
                                                                                 -----------
                TOTAL INVESTMENTS (Cost: $21,226,580) (99.2%)                     21,184,857

                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)                       166,614
                                                                                 -----------

                NET ASSETS (100%)                                                $21,351,471
                                                                                 ===========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo High Yield Bond Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
   Amount          CORPORATE FIXED INCOME SECURITIES                                Value
-----------        ---------------------------------                             -----------
                   CONSUMER NON-CYCLICALS (17.0% of Net Assets)
                   Cable (1.7%)
$ 1,000,000        Cablevision Systems Corp., 9.875%, due 05/15/06               $   995,000
    175,000        Century Communications Corp., 9.5%, due 08/15/00                  177,625
    500,000        Comcast Corp., 9.125%, due 10/15/06                               506,250
    400,000        Comcast Corp., 9.375%, due 05/15/05                               408,000
    900,000        Jones Intercable, Inc., 8.875%, due 04/01/07                      873,000
    600,000        Rogers Cablesystems of America, Inc.,
                     Series B, 10%, due 03/15/05                                     633,000
                                                                                 -----------
                     Total Cable                                                   3,592,875
                                                                                 -----------

                    Food & Drug Retailers (5.4%)
  2,000,000         Di Giorgio Corp., 12%, due 02/15/03                            2,100,000
    125,000         Dominick's Finer Foods, 10.875%, due 05/01/05                    136,563
  2,920,000         Ralphs Grocery Co., 10.45%, due 06/15/04                       3,095,200
  5,450,000         Smith's Food & Drug Centers, Inc.,
                       11.25%, due 05/15/07                                        6,069,937
                                                                                 -----------
                      Total Food & Drug Retailers                                 11,401,700
                                                                                 -----------

                    Health & Hospital Management (4.4%)
  4,075,000         Dade International, Inc., Series B, 11.125%, due 05/01/06      4,462,125
  1,760,000         Integrated Health Services, Inc., 10.75%, due 7/15/04          1,883,200
  3,000,000         Tenet Healthcare Corp., 8.625%, due  01/15/07                  2,962,500
                                                                                 -----------
                      Total Health & Hospital Management                           9,307,825
                                                                                 -----------

                   Other Consumer Non-Cyclicals (5.5%)
    490,000        American Rice, Inc., 13%, due 07/31/02                            485,100
    155,000        American Safety Razor Co., Series B, 9.875%, due 08/01/05         160,231
  1,395,000        Cott Corp., 9.375%, due 07/01/05                                1,422,900
    600,000        Delta Beverage Group, 9.75%, due 12/15/03                         612,000
    525,000        E & S Holdings Corp., Series B, 10.375%, due 10/01/06             540,750
    675,000        Foodbrands America, Inc., 10.75%, due 05/15/06                    776,250
  1,500,000        International Home Foods, Inc., 10.375%, due 11/01/06           1,522,500
  1,115,000        PMI Acquisition Corp., 10.25%, due 09/01/03                     1,159,600
    450,000        Remington Arms Co., Inc., (144A), 10%, due 12/01/03               364,500*
    250,000        Revlon Consumer Products Corp., 9.5%, due 06/01/99                254,375
  4,000,000        Revlon Consumer Products Corp., Series B, 10.5%, due 02/15/03   4,180,000
                                                                                 -----------
                     Total Other Consumer Non-Cyclicals                           11,478,206
                                                                                 -----------
                   TOTAL CONSUMER NON-CYCLICALS (Cost: $34,563,996)               35,780,606
                                                                                 -----------

                   CONSUMER CYCLICALS (25.9%)
                   Autos & Auto Parts (1.6%)
  1,250,000        Blue Bird Body Co., Series B, 10.75%, due 11/15/06              1,306,250
  2,000,000        Hayes Wheels International, Inc., 11%, due 07/15/06             2,155,000
                                                                                 -----------
                     Total Autos & Auto Parts                                      3,461,250
                                                                                 -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund


SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
   Amount          CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Entertainment & Leisure (1.4%)
$ 1,150,000        Bally's Health & Tennis, 13%, due 01/15/03                  $ 1,135,625
  1,750,000        Cinemark, USA Inc., 9.625%, due 08/01/08                      1,743,437
                                                                               -----------
                     Total Entertainment & Leisure                               2,879,062
                                                                               -----------

                   Gaming (2.9%)
  1,170,000        California Hotel Finance Corp., 11%, due 12/01/02             1,199,250
  1,085,000        Fitzgerald's Gaming Corp., 13%, due 12/31/02                    868,000
    950,000        Griffin Gaming & Entertainment, Inc., Variable Rate,
                     due 06/30/00                                                  935,750
  3,105,000        Trump Atlantic City Funding, Inc., 11.25%, due 05/01/06       3,011,850
                                                                               -----------
                     Total Gaming                                                6,014,850
                                                                               -----------

                   Lodging (0.7%)
    500,000        HMC Acquisition Properties, Inc., Series B, 9%, due
                     12/15/07                                                      493,125
    488,000        John Q. Hammons Hotels, L.P., 8.875%, due 02/15/04              478,240
    525,000        La Quinta Inns, Inc., 9.25%, due 05/15/03                       540,094
                                                                               -----------
                     Total Lodging                                               1,511,459
                                                                               -----------

                   Media (6.7%)
  1,675,000        Ackerley Communications, Inc., Series B, 10.75%, due
                     10/01/03                                                    1,767,125
  3,700,000        Adams Outdoor Advertising, L.P., 10.75%, due 03/15/06         3,838,750
    510,000        Chancellor Radio Broadcasting Co., 9.375%, due 10/01/04         502,350
  3,750,000        Chancellor Radio Broadcasting Co., 12.5%, due 10/01/04        4,162,500
    525,000        Heritage Media Services Corp., 11%, due 06/15/02                555,844
    500,000        Jacor Communications, Inc., 9.75%, due 12/15/06                 510,000
  2,725,000        STC Broadcasting, Inc., (144A), 11%, due 03/15/07             2,779,500*
                                                                               -----------
                     Total Media                                                14,116,069
                                                                               -----------

                   Publishing (5.0%)
  4,225,000        American Media Operations, 11.625%, due 11/15/04              4,520,750
  2,335,000        Garden State Newspapers Co., 12%, due 07/01/04                2,545,150
    750,000        Hollinger International Publishing, 8.625%, due 03/15/05        746,250
    695,000        K-III Communications Corp., 10.625%, due 05/01/02               722,800
  2,000,000        U. S. Banknote Corp., 10.375%, due 06/01/02                   1,980,000
                                                                               -----------
                      Total Publishing                                          10,514,950
                                                                               -----------

                   Restaurants (0.8%)
  1,600,000        Foodmaker, 1993A Corp., Series B, 9.75%, due 11/01/03         1,584,000
                                                                               -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                 April 30, 1997


 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Retailers (6.1%)
$   700,000        Central Rents, Inc., Series B, 12.875%, due 12/15/03        $   703,500
  1,000,000        Cole National Corp., 9.875%, due 12/31/06                     1,015,000
  2,985,000        Cole National Corp., 11.25%, due 10/01/01                     3,257,380
  3,000,000        Finlay Fine Jewelry Corp., 10.625%, due 05/01/03              3,116,250
  2,343,000        Guitar Center Management, Inc., 11%, due 07/01/06             2,539,226
  2,000,000        Michael's Stores, Inc., 10.875%, due 06/15/06                 2,080,000
                                                                              ------------
                      Total Retailers                                           12,711,356
                                                                              ------------

                   Transportation (0.7%)
    810,000        International Shipholding Corp., 9%, due 07/01/03               814,050
    680,000        Moran Transportation Co., Inc., 11.75%, due 07/15/04            724,200
                                                                               -----------
                     Total Transportation                                        1,538,250
                                                                               -----------
                   TOTAL CONSUMER CYCLICALS (Cost: $53,242,757)                 54,331,246
                                                                               -----------

                   BASIC MATERIALS (20.9%)
                   Chemicals (4.2%)
    820,000        Borden Chemical & Plastics, L.P., 9.5%, due 05/01/05            850,750
    500,000        Foamex L.P., 9.5%, due 06/01/00                                 506,875
  4,550,000        Foamex L.P., 11.25%, due 10/01/02                             4,805,937
    875,000        ISP Holdings Inc., 9%, due 10/15/03                             883,750
  1,765,000        NL Industries, Inc., 11.75%, due 10/15/03                     1,884,138
                                                                               -----------
                     Total Chemicals                                             8,931,450
                                                                               -----------

                   Energy (7.8%)
  1,200,000        Chesapeake Energy Corp., 10.5%, due 06/01/02                  1,302,000
  1,000,000        Chesapeake Energy Corp., 12%, due 03/01/01                    1,121,250
  1,225,000        Flores and Rucks, Inc., 13.5%, due 12/01/04                   1,439,374
    600,000        Forcenergy, Inc., 9.5%, due 11/01/06                            606,000
    500,000        Giant Industries, Inc., 9.75%, due 11/15/03                     507,500
  4,150,000        Mesa Operating Co., 10.625%, due 07/01/06                     4,523,500
  1,000,000        Nuevo Energy Co., 9.5%, due 04/15/06                          1,025,000
  1,300,000        Plains Resources, Inc., 10.25%, due 03/15/06                  1,352,000
  2,300,000        TransTexas Gas Co., 11.5%, due 06/15/02                       2,558,750
  2,000,000        Veritas DGC, Inc., 9.75%, due 10/15/03                        2,010,000
                                                                               -----------
                     Total Energy                                               16,445,374
                                                                               -----------

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------------------

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Forest Products & Paper (5.0%)
$ 2,150,000        Malette, Inc., 12.25%, due 07/15/04                         $ 2,365,000
    865,000        Rainy River Forest Products, Inc., 10.75%, due 10/15/01         948,256
  1,250,000        SD Warren Co., Series B, 12%, due 12/15/04                    1,375,000
  3,500,000        Specialty Paperboard, Inc., Series B, 9.375%, due 10/15/06    3,500,000
    890,000        Stone Consolidated Corp., 10.25%, due 12/15/00                  948,963
  1,300,000        Stone Container Corp., 10.75%, due 10/01/02                   1,309,750
                                                                               -----------
                     Total Forest Products & Paper                              10,446,969
                                                                               -----------

                   Metals & Mining (3.9%)
  1,500,000        AK Steel Corp.,  9.125%, due 12/15/06                         1,486,875
  1,289,000        Carbide Graphite Group, Inc., 11.5%, due 09/01/03             1,395,343
    700,000        Great Lakes Carbon Corp., 10%, due 01/01/06                     721,000
    990,000        Northwestern Steel & Wire Co., 9.5%, due 06/15/01               881,100
    720,000        Oregon Steel Mills, Inc., 11%, due 06/15/03                     774,000
  2,250,000        WCI Steel Inc., 10%, due 12/01/04                             2,258,438
    580,000        Weirton Steel Corp., 11.5%, due 03/01/98                        591,600
                                                                               -----------
                     Total Metals & Mining                                       8,108,356
                                                                               -----------
                   TOTAL BASIC MATERIALS (Cost: $42,918,365)                    43,932,149
                                                                               -----------

                   INDUSTRIALS (26.6%)
                   Building Materials & Construction (3.6%)
  2,000,000        Atrium Companies, Inc., (144A), 10.5%, due 11/15/06           2,000,000*
  2,250,000        K Hovnanian Entertainment, 11.25%, due 04/15/02               2,306,250
  1,000,000        Schuller International Group, 10.875%, due 12/15/04           1,096,250
    820,000        Standard Pacific Corp., 10.5%, due 03/01/00                     848,700
    790,000        Trizec Finance Corp., 10.875%, due 10/15/05                     865,050
    425,000        U.S. Home Corp., 9.75%, due 06/15/03                            431,375
                                                                               -----------
                     Total Building Materials & Construction                     7,547,625
                                                                               -----------

                   Business Services & Distribution (7.7%)
    500,000        Allied Waste of North America, (144A), 10.25%, due 12/01/06     526,250*
  2,750,000        American Pad & Paper Co., 13%, due 11/15/05                   3,176,250
  1,400,000        Big Flower Press, Inc., 10.75%, due 08/01/03                  1,473,500
  1,503,000        Data Documents, Inc., 13.5%, due 7/15/02                      1,653,300
  3,171,000        Envirosource, Inc., 9.75%, due 06/15/03                       2,996,595
  4,125,000        Iron Mountain, Inc., 10.125%, due 10/01/06                    4,269,375
    310,000        Earle M. Jorgensen Co., 10.75%, due 03/01/00                    299,150
  1,265,000        Mid-American Waste Systems, Inc., 12.25%, due 02/15/03          687,844**
  1,000,000        Pierce Leahy Corp., 11.125%, due 07/15/06                     1,085,000
                                                                               -----------
                     Total Business Services & Distribution                     16,167,264
                                                                                ----------

*  Restricted security. (See Note 6)

** Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   Communication Services (3.7%)
$   660,000        Bell & Howell Operating Co., Inc., Series B, 10.75%,
                     due 10/01/02                                               $   696,300
    500,000        PanAmSat, L.P., 9.75%, due 08/01/00                              521,875
    830,000        Rogers Cantel, Inc., 9.375%, due 06/01/08                        852,875
  1,250,000        Sprint Spectrum, L.P., 11%, due 08/15/06                       1,350,000
  2,210,000        Teleport Communications Group, Inc., 9.875%, due 07/01/06      2,298,400
  1,025,000        Telex Communications, Inc., (144A), 10.5%, due 05/01/07        1,030,125*
    940,000        Telex Communications, Inc., 12%, due 07/15/04                  1,052,800
                                                                                -----------
                     Total Communication Services                                 7,802,375
                                                                                -----------

                   Containers & Packaging (4.3%)
    550,000        Bway Corp., (144A), 10.25%, due 04/15/07                         569,250*
  1,500,000        Consumers International, (144A), 10.25%, due 04/01/05          1,522,500*
    500,000        Container Corp. of America, Series A, 11.25%, due 05/01/04       530,000
    350,000        Container Corp. of America, Series B, 10.75%, due 05/01/02       371,000
    740,000        Owens-Illinois, Inc., 11%, due 12/01/03                          820,475
  1,000,000        Plastic Containers, Inc., (144A), 10%, due 12/15/06            1,023,750*
  2,360,000        Sweetheart Cup Corp., 9.625%, due 09/01/00                     2,395,400
  1,725,000        U. S. Can Corp., Series B, 10.125%, due 10/15/06               1,798,313
                                                                                -----------
                     Total Containers & Packaging                                 9,030,688
                                                                                -----------

                   Miscellaneous Manufacturing (7.3%)
  1,800,000        BE Aerospace, Inc., 9.75%, due 03/01/03                        1,858,500
  2,570,000        Communications and Power Industries, Inc., Series B, 12%,
                     due 08/01/05                                                 2,782,025
    650,000        Dyncorp, Inc., (144A), 9.5%, due 03/01/07                        638,625*
    600,000        Mettler-Toledo, Inc., 9.75%, due 10/01/06                        619,500
    850,000        Neenah Corp., (144A), 11.125%, due 05/01/07                      871,250*
    695,000        NEWFLO Corp., Series B, 13.25%, due 11/15/02                     751,468
  1,050,000        Packard Bioscience Co., (144A), 9.375%, due 03/01/07           1,029,000*
  1,500,000        Rohr Industries, Inc., 11.625%, due 05/15/03                   1,661,250
  4,905,000        Talley Manufacturing and Technology, Inc., 10.75%,
                     due 10/15/03                                                 5,076,675
                                                                                -----------
                     Total Miscellaneous Manufacturing                           15,288,293
                                                                                -----------
                   TOTAL INDUSTRIALS (Cost: $55,496,222)                         55,836,245
                                                                                -----------

*  Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

TCW Galileo High Yield Bond Fund

-----------------------------------------------

 Principal
  Amount           CORPORATE FIXED INCOME SECURITIES                              Value
-----------        ---------------------------------                           -----------
                   CREDIT SENSITIVE (6.8%)
                   Financial Services & Institutions (4.6%)
$ 1,310,000        Annuity Group, Inc., 11.125%, due 02/01/03                 $  1,388,115
  1,250,000        CDV Aquisition Corp., 9.75%, due 02/15/03                     1,325,625
  1,525,000        First Nationwide Holdings, 10.625%, due 10/01/03              1,601,250
  3,205,000        First Nationwide Holdings, 12.25%, due 05/15/01               3,517,488
  1,090,000        Homeside, Inc., 11.25%, due 05/15/03                          1,242,600
    630,000        Reliance Group Holdings, Inc., 9%, due 11/15/00                 641,813
                                                                             -------------
                     Total Financial Services & Institutions                     9,716,891
                                                                             -------------

                   Utilities (2.2%)
  1,000,000        California Energy Co., Inc., 9.5%, due 09/15/06               1,042,500
    492,178        Midland Cogeneration Ventures, L.P., Series C-91,
                     10.33%, due 07/23/02                                          519,248
  2,694,479        Panda Funding Corp., 11.625%, due 08/20/12                    2,748,368
    290,000        Texas-New Mexico Power, Inc., 10.75%, due 09/15/03              309,070
                                                                             -------------
                     Total Utilities                                             4,619,186
                                                                             -------------
                   TOTAL CREDIT SENSITIVE (Cost: $14,076,517)                   14,336,077
                                                                             -------------

                   MULTI-INDUSTRY (Cost: $1,420,100) (0.7%)
  1,480,000        Valcor, Inc., 9.625%, due 11/01/03                            1,480,000
                                                                             -------------
                   TOTAL CORPORATE FIXED INCOME SECURITIES
                   (Cost: $201,717,957) (97.9%)                                205,696,323
                                                                             -------------
   Number of
 Shares, Rights
  or Warrants      EQUITY SECURITIES
---------------    -----------------
     10,119        Fitzgerald Gaming Corp., Warrants, expire 12/19/98               25,298   **
        100        PST Holdings, Inc., Common Stock                                    100   **
        429        Terex Corp., Stock Appreciation Rights, expire 07/01/97              20   **
      2,920        Terex Corp., Stock Appreciation Rights, expire 05/15/02          20,440   **
     17,349        Transamerican Refining, Warrants, expire 02/15/02                34,699   **
                                                                             -------------
                   TOTAL EQUITY SECURITIES (Cost: $90,581) (0.0%)                   80,557
                                                                             -------------
   Principal
    Amount         SHORT-TERM INVESTMENT (Cost: $1,388,030) (0.7%)
-------------      -----------------------------------------------
$ 1,388,030        Bank of New York Depositary Reserve, 4.6%, due 05/01/97       1,388,030
-------------                                                                -------------
                   TOTAL INVESTMENTS (Cost $203,196,568) (98.6%)               207,164,910

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (1.4%)                2,989,573
                                                                             -------------
                   NET ASSETS (100%)                                          $210,154,483
                                                                             =============

**  Non-income producing

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mortgage Backed Securities Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                        Value
-----------        -----------------------                                     -----------
                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (12.3% of Net Assets)
  $    2,620       CMO Mortgage Investors Trust (6-J), 1752.4%,
                     due 02/22/21, (I/O)                                        $   62,234
     648,462       Federal Home Loan Mortgage Corp. (1087-G), 8.5%,
                     due 08/15/20, (PAC)                                           658,994
     750,000       Federal National Mortgage Association (92-152-K), 7%,
                     due 04/25/99                                                  751,290
   3,595,869       Ryland Acceptance Corporation Four (63-D), 8.75%,
                     due 04/01/19                                                3,635,423
   1,515,622       Sears Mortgage Securities (88-A-A2), 0.658%,
                     due 05/25/18, (I/O)                                            15,459
                                                                                ----------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (Cost: $5,704,692)                              $5,123,400
                                                                                ----------

                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (20.3%)
      22,897       Columbia Savings and Loan (88-1-A), 6.999%, due 08/25/18         21,967
         903       Federal National Mortgage Association (91-130-SQ), 6858.1%,
                     due 09/25/21, (I/O) (I/F)                                     135,168
     113,008       Guardian Savings and Loan Association (88-1-A), 6.7007%,
                     due 07/25/18                                                   96,057
     265,853       Guardian Savings and Loan Association (88-3-A), 6.8306%,
                     due 11/25/18                                                  225,975
     263,227       Guardian Savings and Loan Association (89-3-A), 7.6573%,
                     due 05/25/19                                                  223,743
   1,333,668       Guardian Savings and Loan Association (89-4-A), 7.7669%,
                     due 07/25/19                                                1,266,985
   1,401,550       Guardian Savings and Loan Association (89-5-A), 8.0289%,
                     due 07/25/19                                                1,331,473
      61,981       Merrill Lynch Trust (26-B), 6.325%, due 07/01/16                 62,268
     366,889       Residential Funding Mortgage Securities I (89-4B-B), 6.9858%,
                     due 07/25/19                                                  351,984
       5,111       Resolution Trust Corp. (91-6-C2), 3,317.8%,
                     due 09/25/28, (I/O)                                           206,275
       2,721       Resolution Trust Corp. (91-6-D2), 3,121.1%,
                     due 08/25/20, (I/O)                                           101,967
   4,249,220       Resolution Trust Corp. (92-M4-A3), 7.57%, due 09/25/21        4,249,220
     185,196       Western Federal Savings and Loan Association (88-9-A),
                     6.7603%, due 12/25/18                                         184,559
                                                                                ----------

                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (Cost: $9,470,501)                           $8,457,641
                                                                                ----------

I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest Only security.
PAC - Planned Amortization Class.
See accompanying Notes to Financial Statements.

TCW Galileo Mortgage Backed Securities Fund

-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   NON-AGENCY VARIABLE RATE PASS-THROUGH
                   SECURITIES  (Cost: $1,125,582) (2.6%)
$ 1,135,965        Greenwich Capital Acceptance, Inc. (91-03),
                     (Private Placement), 8.3064%, due 08/25/19                $ 1,099,046  *
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                     PASS-THROUGH SECURITIES  (1.8%)
    628,391        Federal National Mortgage Association, Pool #163492, 8.5%,
                     due 05/01/16                                                  647,833
     94,245        Federal Home Loan Mortgage Corp., Pool #212346, 9.5%,
                     due 08/01/01                                                   97,721
                                                                             -------------

                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     FIXED RATE PASS-THROUGH SECURITIES (Cost: 749,127)            745,554
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                     PASS-THROUGH SECURITIES  (58.2%)
  4,617,280        Federal Home Loan Mortgage Corp., Pool #410329, 5.405%,
                     due 05/01/26                                                4,676,150
  2,323,949        Federal Home Loan Mortgage Corp., Pool #785630, 6.753%,
                     due 07/01/26                                                2,347,421
     92,379        Federal Home Loan Mortgage Corp., Pool #770584, 7.25%,
                     due 05/01/19                                                   92,935
  1,265,878        Federal Home Loan Mortgage Corp., Pool #410013, 7.541%,
                     due 12/01/24                                                1,296,069
    164,577        Federal Home Loan Mortgage Corp., Pool #865006, 7.851%,
                     due 08/01/18                                                  171,158
    129,782        Federal Home Loan Mortgage Corp., Pool #865009, 8.009%,
                     due 11/01/18                                                  132,403
    215,421        Federal Home Loan Mortgage Corp., Pool #865270, 8.273%,
                     due 12/01/18                                                  219,867
    323,124        Federal Home Loan Mortgage Corp., Pool #865275, 8.532%,
                     due 02/01/19                                                  337,044
     714,287       Federal Home Loan Mortgage Corp., Pool #310005, 9.417%,
                     due 11/01/19                                                  736,162
   1,873,372       Federal National Mortgage Association, Pool #358869,
                     5.75%, due 09/01/26                                         1,902,335
   3,030,000       Federal National Mortgage Association, Pool #369080,
                     5.853%, due 04/01/27                                        3,058,406
   2,354,839       Federal National Mortgage Association, Pool #124681,
                     7.482%, due 01/01/23                                        2,447,738
   2,511,534       Federal National Mortgage Association, Pool #303172,
                     7.627%, due 12/01/24                                        2,588,286

*  Restricted security. (See Note 6)
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE RATE
                     PASS-THROUGH SECURITIES (Continued)
$ 1,065,155        Federal National Mortgage Association, Pool #303334,
                     7.673%, due 04/01/25                                    $   1,096,332
    125,153        Federal National Mortgage Association, Pool #96193,
                     7.684%, due 09/01/18                                          129,670
  2,465,497        Federal National Mortgage Association, Pool #303063,
                     7.87%, due 09/01/24                                         2,572,524
    432,509        Federal National Mortgage Association, Pool #111365,
                     8.073%, due 09/01/19                                          451,704
                                                                             -------------
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     VARIABLE RATE PASS-THROUGH SECURITIES
                     (Cost: $24,059,970)                                     $  24,256,204
                                                                             -------------

                   TOTAL FIXED INCOME SECURITIES (Cost: $41,109,872) (95.2%) $  39,681,845
                                                                             -------------

                   SHORT-TERM INVESTMENT (Cost: $1,766,440) (4.2%)
                   -----------------------------------------------
  1,766,440        Bank of New York Depositary Reserve, 4.6%, due 05/01/97       1,766,440
                                                                             -------------

                   TOTAL INVESTMENTS (Cost: $42,876,312) (99.4%)             $  41,448,285

                   EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                  232,644
                                                                             -------------

                   NET ASSETS (100%)                                         $  41,680,929
                                                                             =============

See accompanying Notes to Financial Statements.

TCW Galileo Long-Term Mortgage Backed Securities Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

 Principal
  Amount           FIXED INCOME SECURITIES                                      Value
-----------        -----------------------                                     -----------
                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (40.6% of Net Assets)
$ 2,000,000        CMC Securities Corporation III (94-A-A12), 6.75%,
                     due 02/25/24, (PAC)                                       $ 1,900,400
  2,133,349        Citicorp Mortgage Securities, Inc. (95-2-A1),
                     7.5%, due 04/25/25                                          2,138,672
     81,498        Federal Home Loan Mortgage Corp.
                     (1484-K), 6%, due 01/15/98                                     81,353
  1,640,209        Federal Home Loan Mortgage Corp.
                     (1796-A-E), 6%, due 09/15/08                                1,509,830
  1,782,000        Federal Home Loan Mortgage Corp.
                     (1662-N), 6.25%, due 01/15/09                               1,649,045
    997,034        Federal Home Loan Mortgage Corp.
                     (1805-A-A), 6.5%, due 12/15/08                                943,194
    841,341        Federal Home Loan Mortgage Corp.
                     (1750-A-BA), 6.5%, due 04/15/09                               815,369
  1,000,000        Federal Home Loan Mortgage Corp.
                     (1844-E), 6.5% , due 10/15/13                                 924,200
  1,077,445        Federal Home Loan Mortgage Corp.
                     (1541-J), 6.5% , due 07/15/23                               1,070,560
  2,303,759        Federal Home Loan Mortgage Corp. - Government National
                     Mortgage Association (43-OA), 6.5%, due 07/17/23            2,176,684
  3,750,000        Federal Home Loan Mortgage Corp.
                     (1796-D-G), 6.5%, due 11/15/23                              3,563,663
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1665-M), 6.5%, due 01/15/24                                1,911,820
  3,144,107        Federal Home Loan Mortgage Corp.
                     (1717-MA), 6.5%, due 04/15/24                               2,903,111
    356,795        Federal Home Loan Mortgage Corp. (1175
                     C), 8%, due 01/15/21, (TAC)                                   363,603
    931,613        Federal National Mortgage Association
                     (95-X-19E-L), 6.25%, due  08/25/08                            895,373
  2,000,000        Federal National Mortgage Association
                     (93-X-130A-NA), 6.5%, due 05/25/23                          1,826,520
  1,894,734        Federal National Mortgage Association
                     (93-223-EA), 6.5%, due 12/25/23, (PAC)                      1,753,197
    500,000        Federal National Mortgage Association
                     (93-2-B), 7.2%, due 11/25/03                                  503,250
  1,000,000        Federal National Mortgage Association
                     (92-215-PL), 7.25%, due 11/25/21, (PAC)                     1,000,400
  4,000,000        Federal National Mortgage Association
                     (G92-29-J), 8%, due 07/25/22                                4,020,000
  3,983,583        Government National Mortgage Association
                     (94-2-Z), 7.99125%, due 07/16/24                            3,797,829
  1,500,000        Residential Funding Mortgage Securities I
                     (95-S7-A9), 8%, due 05/25/10, (I/O)                           303,750
  4,358,628        Ryland Acceptance Corporation Four
                     (63-D), 8.75%, due 04/01/19                                 4,406,573
  2,505,575        Securitized Asset Sales, Inc. (95-B-A2),
                     7.41%, due 09/25/24                                         2,512,476
  2,145,136        Securitized Asset Sales, Inc. (95-4-A7),
                     7.5%, due 11/25/25                                          2,100,531
                                                                             -------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     FIXED RATE (Cost: $45,039,448)                             45,071,403
                                                                             -------------

                   COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (10.2%)
  1,500,000        CMC Securities Corporation III
                     (94-A-A22), 7.455%, due 02/25/24, (I/F)                       904,266
  3,850,112        Countrywide Funding Corp. (94-4-A9),
                     10.128%, due 04/25/24, (I/F) (PAC)                          2,974,212
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1422-SA), 7.3839%, due 11/15/07, (I/F)                     1,685,600
  2,000,000        Federal Home Loan Mortgage Corp.
                     (1620-SB), 10%, due 11/15/23, (I/F)                         1,404,440
  2,288,691        Federal National Mortgage Association
                     (93-189-S), 7.5097%, due 10/25/23, (I/F)                    1,608,927
  3,000,000        Federal National Mortgage Association
                     (94-40-SA), 8.5531%, due 03/25/24, (I/F)                    1,925,610
  1,000,000        Federal National Mortgage Association
                     (93-202-SZ), 10%, due 11/25/23, (I/F) (PAC)                   805,350
     81,570        Northwestern Acceptance Corp. I (A-1),
                     6%, due 02/20/18                                               81,153
                                                                             -------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS -
                     VARIABLE RATE (Cost: $11,532,936)                          11,389,558
                                                                             -------------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -
                     FIXED RATE PASS-THROUGH SECURITIES (22.2%)
  1,529,050        FHA (#000-13002), 7.125%, due 03/01/04                        1,448,775
  3,123,744        FHA (#012-11218), 7.125%, due 04/01/29                        2,936,319
  2,875,415        FHA (#012-11216), 7.185%, due 05/01/29                        2,710,078
  1,919,273        FHA (#044-10592), 7.625%, due 09/01/22                        1,871,291
  1,360,982        FHA (#081-11017), 7.75%, due 04/01/24                         1,340,568

PAC - Planned Amortization Class.     I/O - Interest Only security.
TAC - Target Amortization Class.
I/F - Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.

See accompanying Notes to Financial Statements.

                                                      TCW GALILEO FUNDS, INC.
                                                          April 30, 1997

     Principal
      Amount                   FIXED INCOME SECURITIES                                                         Value
     --------                  -----------------------                                                         -------
                               U.S. GOVERNMENT AGENCY OBLIGATIONS -
                               FIXED RATE PASS-THROUGH SECURITIES (Continued)
     $2,561,566                FHA (#112-43055), 9.25%, due 05/25/32                                          $  2,676,837
         15,643                Federal Home Loan Mortgage Corp., Pool #250685, 6.5%, due 10/01/99                   15,594
      1,415,824                Federal National Mortgage Association, Pool #310001, 6%, due 09/01/00             1,381,760
         13,330                Federal National Mortgage Association, Pool #62420, 7.5%, due 03/01/06               13,422
      4,110,539                Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11           4,142,642
      3,056,886                Federal National Mortgage Association, Pool #364851, 8%, due 02/01/27             3,117,069
         16,337                Federal National Mortgage Association, Pool #29542, 8.75%, due 07/01/09              17,156
      1,419,571                Government National Mortgage Association, Pool #365618, 7%, due 10/15/33          1,344,604
      1,561,422                Government National Mortgage Association, Pool #351003, 7.5%, due 07/15/28        1,516,531
          9,978                Government National Mortgage Association, Pool #176192, 8.25%, due 12/15/01          10,221
         58,949                Government National Mortgage Association, Pool #3933, 8.25%, due 07/15/04            60,211
         11,180                Government National Mortgage Association, Pool #217350, 9.25%, due 08/15/00          11,559
                                                                                                              ------------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - FIXED RATE
                               PASS-THROUGH SECURITIES (Cost: $25,347,831)                                      24,614,637
                                                                                                              ------------

                               U.S. GOVERNMENT AGENCY OBLIGATIONS -VARIABLE
                               RATE PASS-THROUGH SECURITIES (23.7%)
      2,151,039                Federal Home Loan Mortgage Corp., Pool #846317, 6.004%, due 08/01/26              2,194,060
        483,387                Federal Home Loan Mortgage Corp., Pool #406874, 7.257%, due 06/01/22                498,192
        460,997                Federal Home Loan Mortgage Corp., Pool #846125, 7.53%, due 04/01/25                 473,933
        778,802                Federal Home Loan Mortgage Corp., Pool #755183, 7.686%, due 12/01/15                804,603
      1,459,817                Federal Home Loan Mortgage Corp., Pool #846089, 7.7%, due 09/01/24                1,499,129
      2,598,846                Federal National Mortgage Association, Pool #347216, 5.39%, due 06/01/26          2,645,807
      3,995,586                Federal National Mortgage Association, Pool #348025, 5.83%, due 06/01/26          4,039,058
      4,445,558                Federal National Mortgage Association, Pool #348273, 6.423%, due 01/01/26         4,526,134
        674,364                Federal National Mortgage Association, Pool #137064, 7.558%, due 03/01/19           695,647
      1,843,398                Federal National Mortgage Association, Pool #124410, 7.614%, due 07/01/22         1,902,350
      3,565,405                Government National Mortgage Association II, Pool #8717, 6%, due 10/20/25         3,620,490
      3,339,869                Government National Mortgage Association II, Pool #8608, 6.5%, due 03/20/25       3,403,994
                                                                                                              ------------
                               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS - VARIABLE
                                RATE PASS-THROUGH SECURITIES (Cost: $26,092,223)                                26,303,397
                                                                                                              ------------

                               U.S. TREASURY SECURITIES (0.3%)
        197,000                Certificate Accrual Treasury Strip, 0%, due 08/15/01                                148,869
        177,000                Certificate Accrual Treasury Strip, 0%, due 05/15/06                                 95,529
        112,000                Certificate Accrual Treasury Strip, 0%, due 08/15/08                                 51,275
                                                                                                              ------------
                               TOTAL U.S. TREASURY SECURITIES (Cost: $286,049)                                     295,673
                                                                                                              ------------
                               TOTAL FIXED INCOME SECURITIES (Cost:  $108,298,487)(97.0%)                      107,674,668
                                                                                                              ------------

                               SHORT-TERM INVESTMENT (Cost: $3,075,689) (2.8%)
                               ----------------------------------------------
      3,075,689                Bank of New York Depositary Reserve, 4.6%, due 05/01/97                           3,075,689
                                                                                                              ------------

                               TOTAL INVESTMENTS (Cost: $111,374,176) (99.8%)                                  110,750,357

                               EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2% )                                     242,189
                                                                                                              ------------

                               NET ASSETS (100%)                                                              $110,992,546
                                                                                                              ============


See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------


  Number
of Shares
or Principal
  Amount            FIXED INCOME AND EQUITY SECURITIES                                      Value
------------        ----------------------------------                                    -----------
                    CONSUMER STAPLES (53.9% of Net Assets)
                    Drugs & Hospital Supply (4.5%)
  $700,000          Sandoz Capital BVI, Ltd., (Switzerland), Euro, 2%, due 10/06/02       $  878,500
  $280,000          Sepracor, Inc., Euro, 7%, due 12/01/02                                   330,050
                                                                                          ----------
                      Total Drugs & Hospital Supply                                        1,208,550
                                                                                          ----------
                    Entertainment, Leisure & Media (3.9%)
    13,900          Merrill Lynch & Co., Inc., Exchangeable Cox
                      Communications, Inc., $1.3725 Convertible Preferred                    274,525
     1,300          SFX Broadcasting, Inc., (144A), $3.25 Convertible Preferred               59,638 *
     5,200          TCI Pacific Communications, Inc., $5.00 Convertible Preferred            490,100
  $335,000          Tele-Communications International, Inc., 4.5%, due 02/15/06              247,900
                                                                                          ----------
                      Total Entertainment, Leisure & Media                                 1,072,163
                                                                                          ----------
                    Foods, Hotels & Restaurants (9.1%)
     6,900          Apple South, Inc., (144A), $3.50 Convertible Preferred                   378,638 *
  $685,000          Boston Chicken, Inc., 0%, due 06/01/15                                   169,537 **
  $270,000          Boston Chicken, Inc., 7.75%, due 05/01/04                                290,925
  $975,000          Hospitality Franchise Service, Inc., 4.75%, due 03/01/03               1,102,969
     5,000          Host Marriott Financial Trust, (144A), $3.375
                      Convertible Preferred                                                  285,000 *
  $320,000          Signature Resort, 5.75%, due 01/15/07                                    251,200
                                                                                          ----------
                      Total Foods, Hotels & Restaurants                                    2,478,269
                                                                                          ----------
                    Healthcare (13.8%)
     7,400          Aetna, Inc., $4.75 Convertible Preferred                                 629,000
  $260,000          Assisted Living Concepts, Inc., (144A), 7%, due 07/31/05                 382,200 *
     4,800          McKesson Corp., (144A), $2.50 Convertible Preferred                      274,200 *
  $415,000          Morgan Stanley Group, Inc., Exchangeable Johnson & Johnson,
                     2%, due 03/29/02                                                        463,762
  $300,000          OccuSystems, Inc., (144A), 6%, due 12/15/01                              292,125 *
  $325,000          PhyMatrix Corp., (144A), 6.75%, due 06/15/03                             267,313 *
  $300,000          Physician Resource, 6%, due 12/01/01                                     248,250
  $320,000          Quintiles Transnational Corp., (144AI, Reg D), 4.25%, due 05/31/00       303,400 *
  $295,000          Tenet Healthcare Corp., Exchangeable Vencor, Inc., 6%, due 12/01/05      360,638
  $225,000          Vivra, Inc., 5%, due 07/01/01                                            216,000
  $325,000          Vivra, Inc., (144AI, Reg D), 5%, due 07/01/01                            312,000 *
                                                                                          ----------
                      Total Healthcare                                                     3,748,888
                                                                                          ----------
                    Retail (11.0%)
  $280,000          Charming Shoppes, Inc., 7.5%, due 07/15/06                               288,400
  $250,000          Federated Department Stores, Inc., 5%, due 10/01/03                      294,375
  $425,000          Home Depot, Inc., 3.25%, due 10/01/01                                    436,156
    10,500          Kmart Corp., $3.875 Convertible Preferred                                605,062
  $235,000          Men's Wearhouse, Inc., 5.25%, due 03/01/03                               230,300

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

  Number
of Shares
or Principal
  Amount             FIXED INCOME AND EQUITY SECURITIES                                      Value
------------         ----------------------------------                                    -----------
                     Retail (Continued)
     $290,000        Nine West Group, Inc., (144AI, Reg S), 5.5%, due 07/15/03           $  263,900 *
     $845,000        Staples, Inc., Euro, 4.5%, due 10/01/00                                867,181
                                                                                        -----------
                       Total Retail                                                       2,985,374
                                                                                        -----------

                     Services - Business (11.6%)
   $1,100,000        CUC International, Inc., (144A), 3%, due 02/15/02                    1,023,000 *
     $235,000        Checkpoint Systems, Inc., Euro, 5.25%, due 11/01/05                    222,662
     $580,000        Omnicom Group, Inc., (144A), 4.25%, due 01/03/07                       635,825 *
     $660,000        Safeguard Scientifics, Inc., (144A), 6%, due 02/01/06                  603,075 *
     $295,000        U.S. Office Products Co., 5.5%, due 05/15/03                           248,169
     $355,000        U.S. Office Products Co., Euro, 5.5%, due 05/15/03                     298,644
        3,400        Vanstar Corp., $3.375 Convertible Preferred                            108,375
                                                                                        -----------
                       Total Services - Business                                          3,139,750
                                                                                        -----------
                     TOTAL CONSUMER STAPLES (Cost: $14,125,926)                          14,632,994
                                                                                        -----------

                     CONSUMER CYCLICALS (Cost: $286,123) (1.1%)
                     Automotive (1.1%)
     $280,000        Magna International, Inc., (Canada), 5%, due 10/15/02                  305,900
                                                                                        -----------

                     CAPITAL GOODS  (28.8%)
                     Aerospace & Conglomerates (2.6%)
     $305,000        Hexcel Corp., 7%, due 08/01/03                                         399,550
     $280,000        Morgan Stanley Group, Exchangeable Boeing Co., 0%, due 09/30/00        312,900 **
                                                                                        -----------
                       Total Aerospace & Conglomerates                                      712,450
                                                                                        -----------

                     Electronics (9.4%)
     $285,000        Adaptec, Inc., (144A), 4.75%, due 02/04/04                             281,794 *
     $245,000        Analog Devices, Inc., 3.5%, due 12/01/00                               335,650
     $360,000        C-Cube Microsystems, Inc., 5.875%, due 11/01/05                        361,800
     $270,000        General Instrument Corp., 5%, due 06/15/00                             282,150
     $205,000        Metricom, Inc., (144AI, Reg D), 8%, due 09/15/03                       143,500 *
     $280,000        SCI Systems, Inc., 5%, due 05/01/06                                    386,750
        6,600        U. S. West Inc., Exchangeable U.S. West Media Group,
                       $2.25 Convertible Preferred                                          292,875
     $410,000        XILINX, Inc., (144A), 5.25%, due 11/01/02                              467,400 *
                                                                                        -----------
                       Total Electronics                                                  2,551,919
                                                                                        -----------

                     Information Processing (2.2%)
        6,700        Morgan Stanley Group, Inc., Exchangeable Cisco Systems, Inc.,
                       $4.00 Convertible Preferred                                          381,062
        5,821        Storage Technology Corp., Common Stock                                 204,462
                                                                                        -----------
                       Total Information Processing                                         585,524
                                                                                        -----------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Convertible Securities Fund

-----------------------------------------------


  Number
 of Shares
or Principal
  Amount            FIXED INCOME AND EQUITY SECURITIES                                   Value
------------        ----------------------------------                                -----------
                    Pollution Control (9.2%)
$  810,000          Thermo Electron Corp., Euro, 4.25%, due 01/01/03                   $  876,825
$  515,000          USA Waste Systems, Inc., 4%, due 02/01/02                             511,137
$  850,000          United States Filter Corp., 4.5%, due 12/15/01                        841,500
$  325,000          WMX Technologies, Inc., 2%, due 01/24/05                              281,125
                                                                                       ----------
                      Total Pollution Control                                           2,510,587
                                                                                       ----------

                    Telecommunications Equipment (5.4%)
     4,900          Corning Delaware, L.P., $3.00 Convertible Preferred                   372,400
$1,455,000          Motorola, Inc., 0%, due 09/27/13                                    1,083,975   **
                                                                                       ----------
                      Total Telecommunications Equipment                                1,456,375
                                                                                       ----------
                    TOTAL CAPITAL GOODS (Cost:$7,694,553)                               7,816,855
                                                                                       ----------
                    BASIC INDUSTRIES (3.8%)
                    Chemicals/Petrochemicals (0.8%)
$  200,000          Indian Petrochemicals Corp., (144A), 2.5%, due 03/11/02               206,000   *
                                                                                       ----------
                    Oil & Gas - Domestic  (2.0%)
$  215,000          Apache Corp., Euro, 6%, due 01/15/02                                  257,463
$  290,000          Morgan Stanley Group, Exchangeable Schlumberger, Ltd.
                     (Netherlands) (144A), 0%, due 05/01/01                               274,050   ***
                                                                                       ----------
                       Total Oil & Gas - Domestic                                         531,513
                                                                                       ----------

                    Oil & Gas - International (1.0%)
     4,000          Occidental Petroleum Corp., Exchangeable Canadian
                      Occidental Petroleum, $3.00 Convertible Preferred                   284,000
                                                                                       ----------

                    TOTAL BASIC INDUSTRIES (Cost:$902,901)                              1,021,513
                                                                                       ----------

                    CREDIT SENSITIVE (9.2%)
                    Real Estate (2.6%)
$  280,000          Capstone Capital Corp., 6.55%, due 03/14/02                           259,000
$  200,000          LTC Properties, Inc., 8.25%, due 07/01/01                             221,750
$  220,000          LTC Properties, Inc., 8.5%, due 01/01/01                              219,725
                                                                                       ----------
                      Total Real Estate                                                   700,475
                                                                                       ----------

                    Insurance (3.5%)
     5,400          Allstate Corp., Exchangeable PMI Group, Inc.,
                     $2.30 Convertible Preferred                                          233,550
     3,300          American Bankers Insurance Group, $3.125 Convertible Preferred        207,488
     4,500          PennCorp Financial Group, Inc., (144AI, Reg D), $3.50
                     Convertible Preferred                                                258,187   *
     8,900          Salomon, Inc., Exchangeable Financial Security
                     Assurance Holdings, Ltd., $2.30 Convertible Preferred                255,875
                                                                                       ----------
                      Total Insurance                                                     955,100
                                                                                       ----------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

    Number
  of Shares
 or Principal
   Amount              FIXED INCOME AND EQUITY SECURITIES                                 Value
 -------------         ----------------------------------                               ----------
                       FINANCIAL SERVICES (3.1%)
     $280,000          Berkshire Hathaway, Inc., Exchangeable Salomon, Inc., 1%,
                        due 12/02/01                                                    $   268,450
          700          Merrill Lynch & Co., Inc., Exchangeable SunAmerica,
                         $4.087 Convertible Preferred                                        46,463
       10,000          National Australia Bank, Ltd. (Australia),
                        $1.96875 Convertible Preferred                                      263,750
        6,500          SunAmerica Corp., $3.188 Convertible Preferred                       274,625
                                                                                        -----------
                         Total Financial Services                                           853,288
                                                                                        -----------

                       TOTAL CREDIT SENSITIVE (Cost:$2,568,388)                           2,508,863
                                                                                        -----------
                       TOTAL INVESTMENTS (Cost: $25,577,891) (96.8%)                     26,286,125

                       EXCESS OF OTHER ASSETS OVER LIABILITIES (3.2%)                       877,231
                                                                                        -----------
                       NET ASSETS (100%)                                                $27,163,356
                                                                                        ===========

See accompanying Notes to Financial Statements.

TCW Galileo Core Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------



     Number
   of Shares              EQUITY SECURITIES                                Value
   ---------              -----------------                              ---------
                          CONSUMER STAPLES (28.4% of Net Assets)
                          Beverages (2.3%)
    145,900               PepsiCo, Inc.                                  $ 5,088,262
                                                                         -----------

                          Cosmetics & Household Products (3.4%)
     97,100               Kimberly-Clark Corp.                             4,976,375
     19,900               Procter & Gamble Co.                             2,502,425
                                                                         -----------
                            Total Cosmetics & Household Products           7,478,800
                                                                         -----------

                          Healthcare (14.7%)
     87,400               Amgen, Inc.                                      5,145,675
     81,100               Johnson & Johnson                                4,967,375
     44,000               Oxford Health Plans, Inc.                        2,898,500
     48,400               Pfizer, Inc.                                     4,646,400
     62,600               Lilly (Eli) & Co.                                5,500,975
     75,000               United Healthcare Corp.                          3,646,875
     55,700               Warner-Lambert Co.                               5,458,600
                                                                         -----------
                            Total Healthcare                              32,264,400
                                                                         -----------

                          Hotels, Restaurants & Media (2.7%)
    144,300               Mirage Resorts, Inc.                             2,904,038   **
    180,691               Westinghouse Electric Corp.                      3,071,747
                                                                         -----------
                            Total Hotels, Restaurants & Media              5,975,785
                                                                         -----------

                          Retailing (4.1%)
     96,050               CUC International, Inc.                          2,029,056
    122,666               Home Depot, Inc.                                 7,114,628
                                                                         -----------
                            Total Retailing                                9,143,684
                                                                         -----------

                          Tobacco (1.2%)
     67,100               Philip Morris Companies, Inc.                    2,642,063
                                                                         -----------
                          TOTAL CONSUMER STAPLES (Cost: $53,486,908)      62,592,994
                                                                         -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

     Number
   of Shares              EQUITY SECURITIES                                    Value
   ---------              -----------------                                 ------------
                          CONSUMER CYCLICALS (7.8%)
                          Autos & Auto Parts (7.8%)
    195,600               Chrysler Corp.                                     $ 5,868,000
    122,826               Ford Motor Co.                                       4,268,203
    104,500               Lear Seating Corp.                                   3,735,875
     61,000               Magna International, Inc.                            3,179,625
                                                                             -----------

                          TOTAL CONSUMER CYCLICALS (Cost: $15,052,075)        17,051,703
                                                                             -----------

                          CAPITAL GOODS & BUSINESS SERVICES (39.4%)
                          Aerospace (7.2%)
     87,000               Boeing Co.                                           8,580,375
     95,700               United Technologies Corp.                            7,237,313
                                                                             -----------
                            Total Aerospace                                   15,817,688
                                                                             -----------

                          Electronics, Semiconductors & Instruments (10.9%)
     82,400               Hewlett Packard Co.                                  4,326,000
     68,100               Honeywell, Inc.                                      4,809,563
     97,500               Intel Corp.                                         14,929,687
                                                                             -----------
                            Total Electronics, Semiconductors & Instruments   24,065,250
                                                                             -----------

                          Telecommunications Equipment (7.4%)
     88,100               Ascend Communications, Inc.                          4,030,575
     85,900               Cascade Communications Corp.                         2,705,850
    108,500               Cisco Systems, Inc.                                  5,614,875
     67,400               Lucent Technologies, Inc.                            3,985,025
                                                                             -----------
                            Total Telecommunications Equipment                16,336,325
                                                                             -----------

                          Information Processing (9.9%)
     78,000               Computer Sciences Corp.                              4,875,000
     84,400               Microsoft Corp.                                     10,254,600
    112,800               Storage Technology Corp.                             3,962,100
     45,400               Xerox Corp.                                          2,792,100
                                                                             -----------
                            Total Information Processing                      21,883,800
                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO CORE EQUITY FUND

----------------------------------------------

  Number of
   Shares           EQUITY SECURITIES                                              Value
  ---------         -----------------                                          -------------
                    Machinery (2.4%)
     59,100         Caterpillar, Inc.                                           $  5,259,900
                                                                                ------------
                    Services (1.6%)
    106,700         Corrections Corp. of America                                   3,481,088 **
                                                                                ------------
                    TOTAL CAPITAL GOODS & BUSINESS SERVICES
                     (Cost: $53,647,375)                                          86,844,051
                                                                                ------------
                    BASIC INDUSTRIES (14.0%)
                    Transportation (14.0%)
     60,100         AMR Corp.                                                      5,596,813
     38,833         Burlington Northern Santa Fe                                   3,058,099
    193,100         Continental Airlines, Inc., Class B                            6,130,925 **
     85,900         Delta Air Lines, Inc.                                          7,913,537
    108,600         UAL Corp.                                                      8,077,125
                                                                                ------------
                    TOTAL BASIC INDUSTRIES (Cost: $21,567,492)                    30,776,499
                                                                                ------------

                    CREDIT SENSITIVE (10.3%)
                    Financial Services (10.3%)
     96,600         Associates First Capital Corp.                                 4,950,750
     53,400         Citicorp                                                       6,014,175
     81,300         Green Tree Financial Corp.                                     2,408,512
     30,500         Marsh & McLennan Companies, Inc.                               3,675,250
     59,500         Merrill Lynch & Co., Inc.                                      5,667,375
                                                                                ------------
                    TOTAL CREDIT SENSITIVE (Cost: $13,839,070)                    22,716,062
                                                                                ------------
                    TOTAL EQUITY SECURITIES (Cost: $157,592,920) (99.9%)         219,981,309
                                                                                ------------
  Principal
   Amount           SHORT-TERM INVESTMENT (Cost: $216,104) (0.1%)
 ----------         ---------------------------------------------
   $216,104         Bank of New York Depositary Reserve, 4.6%, due 05/01/97          216,104
                                                                                ------------

                    TOTAL INVESTMENTS (Cost: $157,809,024) (100.0%)              220,197,413

                    LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                     (56,819)
                                                                                ------------
                    NET ASSETS (100%)                                           $220,140,594
                                                                                ============

**  Non-Income Producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Earnings Momentum Fund
                                                                  April 30, 1997


SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------

  Number of
   Shares          EQUITY SECURITIES                                            Value
  ---------        -----------------                                          -----------
                   CONSUMER STAPLES (53.5% of Net Assets)
                   Drugs & Hospital Supply (9.8%)
   66,700          BioChem Pharma, Inc.                                        $1,199,558   **
   12,400          Closure Medical Corp.                                          184,450   **
   24,700          Conceptus, Inc.                                                247,000   **
   17,600          Fisher Scientific International, Inc.                          745,800   **
   41,600          Martek Biosciences Corp.                                       608,400   **
   32,200          Pathogenesis Corp.                                             845,250   **
   48,600          Safeskin Corp.                                               1,087,425   **
   38,500          Selfcare, Inc.                                                 346,500   **
   40,500          Vivus, Inc.                                                  1,495,969   **
                                                                               ----------
                     Total Drugs & Hospital Supply                              6,760,352
                                                                               ----------

                   Foods, Hotels & Restaurants (3.6%)
   55,800          Interstate Hotels Co.                                        1,401,975   **
   17,300          Signature Resorts, Inc.                                        382,763   **
   46,300          United Natural Foods, Inc.                                     717,650   **
                                                                               ----------
                     Total Foods, Hotels & Restaurants                          2,502,388
                                                                               ----------
                   Healthcare (11.6%)
   50,300          ABR Information Services, Inc.                               1,012,287   **
   12,000          Amerisource Health Corp.                                       535,500   **
    5,400          Arqule, Inc.                                                    76,275   **
   39,100          Cytyc Corp.                                                    830,875   **
   44,600          Intelligent Medical Imaging, Inc.                              195,125   **
   24,700          MedCath, Inc.                                                  327,275   **
   77,800          NeoPath, Inc.                                                1,225,350   **
   66,600          Neoprobe Corp.                                                 840,825   **
   17,000          OEC Medical Systems, Inc.                                      259,250   **
   67,000          OccuSystems, Inc.                                            1,381,875   **
   38,000          Total Renal Care Holdings, Inc.                              1,220,750   **
    5,900          Urocor, Inc.                                                    54,575   **
                                                                               ----------
                     Total Healthcare                                           7,959,962
                                                                               ----------

                   Leisure, Entertainment, Photo & Media (6.2%)
    9,300          Cox Radio, Inc.                                                188,325   **
   60,400          Family Golf Centers, Inc.                                    1,230,650   **
   35,000          Gemstar International Group, Ltd.                              446,250   **
   34,600          Macrovision Corp.                                              384,925   **
   40,200          Metro Networks, Inc.                                         1,020,075   **
   47,600          Oakley, Inc.                                                   487,900   **
   33,700          Rockshox, Inc.,                                                507,606   **
                                                                               ----------
                     Total Leisure, Entertainment, Photo & Media                4,265,731
                                                                               ----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund

----------------------------------------------

 Number of
  Shares           EQUITY SECURITIES                                         Value
---------          -----------------                                      -----------
                   Retail (3.8%)
   9,200           Gadzooks, Inc.                                       $    256,450   **
  63,050           Just for Feet, Inc.                                     1,000,919   **
  26,850           K & G Men's Center, Inc.                                  446,381   **
  80,000           Marks Brothers Jewelers, Inc.                             890,000   **
                                                                        ------------
                     Total Retail                                          2,593,750
                                                                        ------------

                   Schools (2.4%)
  34,600           Firearms Training Systems, Inc.                           493,050   **
  36,900           Learning Tree International, Inc.                       1,162,350   **
                                                                        ------------
                     Total Schools                                         1,655,400
                                                                        ------------

                   Services - Business (16.1%)
  59,400           American Residential Services, Inc.                     1,121,175   **
  94,500           Brightpoint, Inc.                                       2,067,188   **
  92,997           Corporate Express, Inc.                                   929,970   **
  49,800           Envoy Corp.                                             1,039,575   **
  50,000           Fine Host Corp.                                         1,262,500   **
  79,000           Norwood Promotional Products, Inc.                      1,106,000   **
  28,300           Nova Corp.                                                509,400   **
  55,600           Stericycle, Inc.                                          472,600   **
  21,800           Stewart Enterprises, Inc., Class A                        719,400
  10,200           Superior Consultant Holdings Corp.                        234,600   **
  39,700           Wackenhut Corrections Corp., Class B                      560,762
  60,600           Wilmar Industries, Inc.                                   999,900   **
                                                                        ------------
                     Total Services - Business                            11,023,070
                                                                        ------------

                   TOTAL CONSUMER STAPLES (Cost: $36,691,640)             36,760,653
                                                                        ------------

                   CONSUMER CYCLICALS (2.4%)
                   Autos & Auto Parts (2.4%)
  26,800           Dura Automotive Systems, Inc.                             723,600   **
  79,900           Miller Industries, Inc.                                   948,813   **
                                                                        ------------

                   TOTAL CONSUMER CYCLICALS (Cost: $1,483,296)             1,672,413
                                                                        ------------

                   CAPITAL GOODS (37.7%)
                   Aerospace & Defense (1.8%)
  51,400           BE Aerospace, Inc.                                      1,265,725   **
                                                                        ------------

                   Computer Software & Services (12.7%)
  14,000           Aspect Development, Inc.                                  299,250   **
  30,000           BDM International, Inc.                                   697,500   **
  46,600           CSG Systems International, Inc.                           827,150   **

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   Computer Software & Services (Continued)
   50,500          Ciber, Inc.                                           $1,805,375   **
   20,000          Digex, Inc.                                              162,500   **
    8,800          Ecsoft Group, PLC (ADR) (Great Britain)                   83,600   **
   40,100          Gensym Corp.                                             260,650   **
   20,000          International Network Services                           410,000   **
   50,400          Legato Systems, Inc.                                     670,950   **
   42,900          Mechanical Dynamics, Inc.                                284,213   **
   38,000          Pure Atria Corp.                                         370,500   **
    5,600          Radiant Systems, Inc.                                     66,500   **
   25,500          Red Brick Systems, Inc.                                  197,625   **
   23,400          Remedy Corp.                                             757,575   **
   48,000          Select Software Tools, Ltd. (ADR) (Great Britain)        636,000   **
   27,000          Transition Systems, Inc.                                 324,000   **
   86,500          Trusted Information Systems, Inc.                        778,500   **
    7,600          USCS International, Inc.                                 125,400   **
                                                                         ----------
                     Total Computer Software & Services                   8,757,288
                                                                         ----------

                   Electronics (11.0%)
   34,300          AFC Cable Systems, Inc.                                  754,600   **
  113,400          Anicom, Inc.                                             935,550   **
   44,100          Bolder Technologies Corp.                                545,738   **
   36,000          C.P. Clare Corp.                                         324,000   **
   68,100          Coherent Communications Systems Corp.                  1,115,138   **
   55,800          Computer Products, Inc.                                  955,575   **
   39,600          Dialogic Corp.                                           782,100   **
   51,900          ECI Telecommunications, Ltd.                           1,135,312   **
   42,500          Sheldahl, Inc.                                           988,125   **
                                                                         ----------
                     Total Electronics                                    7,536,138
                                                                         ----------

                   Information Processing (5.9%)
   29,100          Baan Company, N.V.                                     1,564,125   **
   25,600          Citrix Systems, Inc.                                     382,400   **
   58,400          Medic Computer Systems, Inc.                             912,500   **
   21,400          Saville Systems, PLC (ADR) (Ireland)                     880,075   **
   15,100          Siebel Systems, Inc.                                     273,687   **
                                                                         ----------
                     Total Information Processing                         4,012,787
                                                                         ----------

                   Office Equipment & Building Supplies (1.1%)
   56,000          Cameron Ashley, Inc.                                     756,000   **
                                                                         ----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Earnings Momentum Fund


Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   Pollution Control (5.2%)
   15,300          Culligan Water Technologies, Inc.                         625,387   **
   31,900          Memtec, Ltd. (ADR) (Australia)                            737,688
   60,500          Molten Metal Technology, Inc.                             393,250   **
   79,100          Tetra Technologies, Inc.                                1,839,075   **
                                                                         -----------
                     Total Pollution Control                               3,595,400
                                                                         -----------
                   TOTAL CAPITAL GOODS (Cost: $25,683,883)                25,923,338

                   BASIC MATERIALS (2.9%)
                   Chemicals (0.8%)
  105,900          Landec Corp.                                              555,975  **

                   Energy & Oil Services (0.5%)
   37,600          3DX Technologies, Inc.                                    329,000  **
                                                                         -----------
                   Transportation (1.6%)
   17,300          Atlas Air, Inc.                                           475,750  **
   33,400          Wabash National Corp.                                     597,025
                                                                         -----------
                     Total Transportation                                  1,072,775
                                                                         -----------
                   TOTAL BASIC MATERIALS (Cost: $2,416,964)                1,957,750
                                                                         -----------

                   CREDIT SENSITIVE (3.2%)
                   Insurance (2.1%)
   23,100          CapMAC Holdings, Inc.                                     600,600
   31,700          PXRE Corp.                                                804,388
                                                                         -----------
                   Total Insurance                                         1,404,988
                                                                         -----------

                   Telecommunications (1.1%)
   19,500          McLeod, Inc.                                              358,312  **
   53,000          Omnipoint Corp.                                           410,750  **
                                                                         -----------
                     Total Telecommunications                                769,062
                                                                         -----------
                   TOTAL CREDIT SENSITIVE (Cost: $2,874,206)               2,174,050
                                                                         -----------
                   TOTAL EQUITY SECURITIES (Cost: $69,149,989)            68,488,204
                     (99.7%)                                             -----------


 Principal
  Amount           SHORT-TERM INVESTMENT (Cost: $1,658,929) (2.4%)
----------         ----------------------------------------------
$ 1,658,929        Bank of New York Depositary Reserve, 4.6%, due
                    05/01/97                                               1,658,929
                                                                         -----------

                   TOTAL INVESTMENTS (Cost: $70,808,918) (102.1%)         70,147,133

                   LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)          (1,457,724)
                                                                         -----------
                   NET ASSETS (100%)                                     $68,689,409
                                                                         ===========

**   Non-income producting.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Mid-Cap Growth Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------


Number of
 Shares           EQUITY SECURITIES                                         Value
---------         -----------------                                      -----------
                  CONSUMER STAPLES (58.2% of Net Assets)
                  Foods, Hotels & Restaurants (9.7%)
     39,900       Boston Chicken, Inc.                                   $   952,613   **
     62,700       HFS, Inc.                                                3,714,975   **
     42,800       Mirage Resorts, Inc.                                       861,350   **
     67,800       Signature Resorts, Inc.                                  1,500,075   **
     37,400       Starbucks, Corp.                                         1,117,325   **
                                                                         -----------
                    Total Foods, Hotels & Restaurants                      8,146,338
                                                                         -----------

                  Healthcare (14.2%)
     46,700       Biogen, Inc.                                             1,494,400   **
    107,300       Coventry Corp.                                           1,388,194   **
     41,900       Dura-Pharmaceuticals, Inc.                               1,215,100   **
     74,000       Health Management Associates, Inc., Class A              1,979,500   **
     40,800       Omnicare, Inc.                                             994,500
     21,000       Oxford Health Plans, Inc.                                1,383,375   **
     73,475       Phycor, Inc.                                             1,956,272   **
     72,300       Safeskin Corp.                                           1,617,712   **
                                                                         -----------
                    Total Healthcare                                      12,029,053
                                                                         -----------

                  Leisure, Entertainment, Photo & Media (7.5%)
     77,300       Clear Channel Communications, Inc.                       3,749,050   **
      4,600       Playboy Enterprises, Inc.                                   63,825   **
     35,400       Regal Cinemas, Inc.                                        964,650   **
     67,100       Westwood One, Inc.                                       1,602,013   **
                                                                         -----------
                    Total Leisure, Entertainment, Photo & Media            6,379,538
                                                                         -----------

                  Retail (9.0%)
     83,700       Bed, Bath & Beyond, Inc.                                 2,291,287   **
     79,875       CUC International, Inc.                                  1,687,359   **
     57,550       Just for Feet, Inc.                                        913,606   **
    107,100       Petsmart, Inc.                                           1,800,619   **
     28,700       Smith's Food & Drug Centers, Inc.                          961,450   **
                                                                         -----------
                    Total Retail                                           7,654,321
                                                                         -----------

**   Non-income producting.

See accompanying Notes to Financial Statements.

TCW Galileo Mid-Cap Growth Fund

----------------------------------------------

Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Services-Business (17.8%)
 44,975            Apollo Group, Inc., Class A                              $ 1,208,703   **
 60,100            Corrections Corp. of America                               1,960,763   **
106,900            National TechTeam, Inc.                                    1,656,950   **
 74,000            Outdoor Systems, Inc.                                      2,053,500   **
 51,400            Paychex, Inc.                                              2,406,163
 55,500            Robert Half International, Inc.                            2,178,375   **
 99,000            Romac International, Inc.                                  1,930,500   **
 52,600            Snyder Communications, Inc.                                1,091,450   **
 35,200            Teletech Holdings, Inc.                                      624,800   **
                                                                            -----------
                     Total Services-Business                                 15,111,204
                                                                            -----------
                   TOTAL CONSUMER STAPLES  (Cost: 5,750,799)                 49,320,454
                   CAPITAL GOODS (35.8%)
                   Autos & Auto Parts (1.9%)
135,350            Miller Industries, Inc.                                    1,607,281   **
                                                                            -----------

                   Electronics (11.2%)
 17,300            Advanced Fibre Communications                                689,837   **
 77,800            Ascend Communications, Inc.                                3,559,350   **
 78,800            Maxim Integrated Products, Inc.                            4,166,550   **
 43,200            Pairgain Technologies, Inc.                                1,123,200   **
                                                                            -----------
                     Total Electronics                                        9,538,937
                                                                            -----------

                   Information Processing (20.6%)
 45,600            Baan Company, N.V.                                         2,451,000   **
 20,700            CBT Group, PLC (ADR) (Ireland)                             1,006,538   **
 64,100            Cognex Corp.                                               1,578,462   **
 16,400            Computer Horizons Corp.                                      713,400   **
 16,900            E-Trade Group, Inc.                                          253,500   **
    800            I2 Technologies, Inc.                                         30,400   **
 26,900            Netscape Communications Corp.                                727,981   **
 52,400            Peoplesoft, Inc.                                           2,174,600   **
 56,400            Remedy Corp.                                               1,825,950   **
 74,900            Security Dynamics Technologies, Inc.                       1,891,225   **
115,100            Siebel Systems, Inc.                                       2,086,188   **
 40,000            Transaction Systems Architects, Inc.                       1,200,000   **
 45,200            Yahoo!, Inc.                                               1,542,450   **
                                                                            -----------
                     Total Information Processing                            17,481,694
                                                                            -----------

**   Non-income producting.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Machinery (1.0%)
    34,500         Stewart & Stevenson Services, Inc.                        $   828,000
                                                                             -----------
                   Waste Management (1.1%)
    14,100         Btezdearborn Laboratories, Inc.                               902,400
                                                                             -----------
                   TOTAL CAPITAL GOODS (Cost: $27,265,960)                    30,358,312
                                                                             -----------
                   CREDIT SENSITIVE (1.5%)
                   Financial Services (1.5%)
    23,400         Credit Acceptance Corp.                                       253,012   **
    21,900         T. Rowe Price Associates                                    1,012,875
                                                                             -----------
                   TOTAL CREDIT SENSITIVE  (Cost: $1,424,870)                  1,265,887
                                                                             -----------

                   TOTAL EQUITY SECURITIES (Cost: 7,441,629) (95.5%)          80,944,653
                                                                             -----------


  Principal
   Amount          SHORT-TERM INVESTMENT (Cost:  $4,830,488) (5.7%)
 -----------       ------------------------------------------------
 $4,830,488         Bank of New York Depositary Reserve, 4.6%,
                      due 05/01/97                                             4,830,488
                                                                             -----------
                    TOTAL INVESTMENTS (Cost: $79,272,117) (101.2%)            85,775,141

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-1.2%)             (1,054,997)
                                                                             -----------
                    NET ASSETS (100%)                                        $84,720,144
                                                                             ===========

*    Non-income producting.

See accompanying Notes to Financial Statements.

TCW Galileo Small Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

Number of
 Shares            EQUITY SECURITIES                                        Value
---------          -----------------                                      -----------
                   CONSUMER STAPLES (53.1% of Net Assets)
                   Drugs & Hospital Supply (6.1%)
   45,700          Capstone Pharmacy Services, Inc.                      $   385,594   **
   18,300          Cell Therapeutics, Inc.                                   153,262   **
   29,400          Dura Pharmaceuticals, Inc.                                852,600   **
   25,500          Gulf South Medical Supply, Inc.                           363,375   **
  169,800          Safeskin Corp.                                          3,799,275   **
   22,600          Vivus, Inc.                                               834,788   **
                                                                         -----------
                     Total Drugs & Hospital Supply                         6,388,894
                                                                         -----------

                   Foods, Hotels & Restaurants (2.1%)
   22,100          Boston Chicken, Inc.                                      527,638   **
   23,400          Einstein/Noah Bagel Corp.                                 431,437   **
   27,200          Interstate Hotels Co.                                     683,400   **
   25,700          Signature Resorts, Inc.                                   568,613   **
                                                                         -----------
                     Total Foods, Hotels & Restaurants                     2,211,088
                                                                         -----------
                   Healthcare (15.6%)
   35,200          ABR Information Services, Inc.                            708,400   **
   23,600          Amerisource Health Corp.                                1,053,150   **
   27,400          Cohr, Inc.                                                609,650   **
   78,700          Coventry Corp.                                          1,018,181   **
   31,500          CRA Managed Care, Inc.                                  1,110,375   **
   26,400          Curative Health Services, Inc.                            623,700   **
   19,300          Cytyc Corp.                                               410,125   **
   33,000          First Commonwealth, Inc.                                  404,250   **
   67,000          HPR, Inc.                                                 946,375   **
   75,000          IRIDEX Corp.                                              450,000   **
   64,300          Lumisys, Inc.                                             425,988   **
   29,600          MedCath, Inc.                                             392,200   **
   22,800          NeoPath, Inc.                                             359,100   **
   50,100          Neoprobe Corp.                                            632,513   **
   42,000          Neose Technologies, Inc.                                  509,250   **
   64,600          OccuSystems, Inc.                                       1,332,375   **
   32,000          Omnicare, Inc.                                            780,000
   96,500          Orthodontic Centers of America, Inc.                    1,158,000   **
   11,500          Oxford Health Plans, Inc.                                 757,562   **
    6,200          Pediatrix Medical Group, Inc.                             204,600   **
   44,100          Pharmaceutical Product Development, Inc.                  738,675   **
   35,325          Phycor, Inc.                                              940,528   **
   20,000          Total Renal Care Holdings, Inc.                           642,500   **
                                                                         -----------
                     Total Healthcare                                     16,207,497
                                                                         -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


Number of
 Shares            EQUITY SECURITIES                                           Value
---------          -----------------                                        -----------
                   Leisure, Entertainment, Photo & Media (9.2%)
   56,000          Clear Channel Communications, Inc.                       $ 2,716,000   **
   25,200          Cox Radio, Inc.                                              510,300   **
    7,800          Emmis Broadcasting Corp., Class A                            273,000   **
   59,700          Family Golf Centers, Inc.                                  1,216,388   **
    9,100          Heftel Broadcasting Corp.                                    455,000   **
   25,400          International Speedway Corp.                                 466,725   **
   17,400          LIN Television Corp.                                         719,925   **
   28,000          Metro Networks, Inc.                                         710,500   **
    5,900          Penske Motorsports, Inc.                                     173,312   **
    1,500          Playboy Enterprises, Inc.                                     20,813   **
   42,075          Regal Cinemas, Inc.                                        1,146,544   **
   49,900          Westwood One, Inc.                                         1,191,362   **
                                                                            -----------
                     Total Leisure, Entertainment, Photo & Media              9,599,869
                                                                            -----------

                   Retail (7.2%)
   41,800          Bed, Bath & Beyond, Inc.                                   1,144,275   **
   16,200          Dollar Tree Stores, Inc.                                     639,900   **
   63,150          Just for Feet, Inc.                                        1,002,506   **
   23,700          K & G Men's Center, Inc.                                     394,013   **
   67,000          Kenneth Cole Productions, Inc.                             1,113,875   **
   29,900          Marks Bros. Jewelers, Inc.                                   332,637   **
   34,800          North Face, Inc.                                             491,550   **
   59,200          Petsmart, Inc.                                               995,300   **
   25,200          Smith's Food & Drug Centers, Inc.                            844,200   **
   14,200          Tiffany & Co.                                                562,675
                                                                            -----------
                     Total Retail                                             7,520,931
                                                                            -----------

                   Services - Business (12.9%)
   58,824          AccuStaff, Inc.                                            1,073,538   **
   25,200          Caribiner International, Inc.                              1,335,600   **
   22,600          Corrections Corp. of America                                 737,325   **
   49,500          Envoy Corp.                                                1,033,313   **
   22,700          Meta Group, Inc.                                             385,900   **
   19,100          Metzler Group, Inc.                                          487,050   **
  136,800          National TechTeam, Inc.                                    2,120,400   **
   67,400          Outdoor Systems, Inc.                                      1,870,350   **
   37,600          Robert Half International, Inc.                            1,475,800   **
   51,300          Romac International, Inc.                                  1,000,350   **
   32,900          Snyder Communications, Inc.                                  682,675   **
   20,600          Superior Consultant Holdings Corp.                           473,800   **
   18,400          Vincam Group, Inc.                                           598,000   **
   14,000          Wackenhut Corrections Corp., Class B                         222,250
                                                                            -----------
                     Total Services - Business                               13,496,351
                                                                            -----------
                   TOTAL CONSUMER STAPLES (Cost: $46,537,985)                55,424,630
                                                                            -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

-----------------------------------------------

      Number
     of Shares   EQUITY SECURITIES                                                  Value
    ----------   -----------------                                                 -------
                 CONSUMER CYCLICALS (2.6%)
                 AUTOS & AUTO PARTS (2.6%)
        27,200   Dura Automotive Systems, Inc.                                   $   734,400   **
       130,950   Miller Industries, Inc.                                           1,555,031   **
        12,400   Tower Automotive, Inc.                                              458,800   **
                                                                                 -----------
                 TOTAL CONSUMER CYCLICALS (Cost: $2,025,385)                       2,748,231
                                                                                 -----------

                 CAPITAL GOODS (32.8%)
                 AEROSPACE & DEFENSE (1.0%)
        41,000   BE Aerospace, Inc.                                                1,009,625   **
                                                                                 -----------

                 COMPUTER SOFTWARE & SERVICES (15.6%)
        36,800   Applied Graphics Technologies, Inc.                               1,113,200   **
        12,900   Aspect Development, Inc.                                            275,738   **
        45,600   Cambridge Technology Partners, Inc.                               1,214,100   **
        22,900   Ciber, Inc.                                                         818,675   **
        12,400   Clarify, Inc.                                                       106,175   **
        17,150   Computer Learning Centers, Inc.                                     456,619   **
        55,875   Computer Management Sciences, Inc.                                  733,359   **
        71,700   CSG Systems International, Inc.                                   1,272,675   **
         6,600   Inso Corp.                                                          138,600   **
        24,700   International Network Services                                      506,350   **
        57,100   Legato Systems, Inc                                                 760,144   **
        21,600   Peoplesoft, Inc.                                                    896,400   **
        13,300   Planning Sciences International, PLC (Great Britain)                 58,187   **
        44,175   Pure Atria Corp.                                                    430,706   **
         3,000   Radiant Systems, Inc.                                                35,625   **
        27,100   Red Brick Systems, Inc.                                             210,025   **
        24,000   Remedy Corp.                                                        777,000   **
        62,100   Security Dynamics Tech, Inc.                                      1,568,025   **
        43,600   Select Software Tools, Ltd. (ADR) (Great Britain)                   577,700   **
         4,950   Sykes Enterprises, Inc.                                             141,075   **
        17,255   Synopsys, Inc.                                                      550,003   **
         5,900   Tecnomatix Technologies, Ltd.                                       151,188   **
        34,300   Transaction Systems Architects, Inc., Class A                     1,029,000   **
        10,300   Transition Systems, Inc.                                            123,600   **
        54,600   Viasoft, Inc.                                                     2,320,500   **
                                                                                 -----------
                 Total Computer Software & Services                               16,264,669
                                                                                 -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997





        Number
      of Shares
     or Warrants     EQUITY SECURITIES                                                        Value
    -------------   ------------------                                                    -----------
                    ELECTRONICS (6.7%)
     3,384          American Satellite Network, Inc., Warrants, expire 06/30/99            $        -   **
     34,100         Ascend Communications, Inc.                                             1,560,078   **
     37,000         Bolder Technologies Corp.                                                 457,875   **
     46,900         Computer Products, Inc.                                                   803,163   **
     44,300         Maxim Integrated Products, Inc.                                         2,342,363   **
     39,000         Natural Microsystems Corp.                                                819,000   **
     13,200         Premisys Communications, Inc.                                             117,150   **
     24,400         Sheldahl, Inc                                                             567,300   **
     28,700         SRS Labs, Inc.                                                            265,475   **
     7,800          Ultrak, Inc.                                                               83,850   **
                                                                                          -----------
                      Total Electronics                                                     7,016,254
                                                                                          -----------

                    INFORMATION PROCESSING (7.6%)
     49,400         Aspen Technologies, Inc.                                                1,500,525   **
     19,800         CBT Group, PLC (ADR) (Ireland)                                            962,775   **
     38,300         Citrix Systems, Inc.                                                      572,106   **
     10,600         Computer Horizons Corp.                                                   461,100   **
     31,000         Dendrite International, Inc.                                              259,625   **
     19,600         HNC Software, Inc.                                                        519,400   **
     1,000          I2 Technologies, Inc.                                                      38,000   **
     11,904         Medic Computer Systems, Inc.                                              186,000   **
     5,600          Network Appliance, Inc.                                                   163,100   **
     51,300         Saville Systems, PLC (ADR) (Ireland)                                    2,109,712   **
     44,200         Siebel Systems, Inc.                                                      801,125   **
     10,400         Yahoo!, Inc.                                                              354,900   **
                                                                                          -----------
                      Total Information Processing                                          7,928,368
                                                                                          -----------

                    MACHINERY (0.4%)
     37,200         Daniel Industries, Inc.                                                   474,300
                                                                                          -----------

                    POLLUTION CONTROL (1.5%)
     24,500         Culligan Water Technologies, Inc.                                       1,001,437   **
     22,700         Memtec, Ltd. (ADR) (Australia)                                            524,937
                                                                                          -----------
                      Total Pollution Control                                               1,526,374
                                                                                          -----------
                    TOTAL CAPITAL GOODS (Cost: $27,276,790)                                34,219,590
                                                                                          -----------

                    BASIC MATERIALS (1.5%)
                    TRANSPORTATION (1.5%)
     22,900         Atlas Air, Inc.                                                           629,750   **
     6,200          Eagle USA Airfreight, Inc.                                                124,000   **
     48,000         Wabash National Corp.                                                     858,000
                                                                                          -----------
                    TOTAL BASIC MATERIALS (Cost: $1,324,422)                                1,611,750
                                                                                          -----------

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO SMALL CAP GROWTH FUND

----------------------------------------------

    Number of
     Shares                     EQUITY SECURITIES                                                             Value
   -----------                  -----------------                                                         -------------
                                CREDIT SENSITIVE (5.6%)
                                FINANCIAL SERVICES (2.4%)
     11,300                     First USA Paymentech, Inc.                                                 $    272,612   **
     52,800                     Imperial Credit Industries, Inc.                                                768,900   **
     24,600                     Redwood Trust, Inc.                                                           1,156,200
     9,600                      Sirrom Capital Corp.                                                            298,800
                                                                                                           ------------
                                Total Financial Services                                                      2,496,512
                                                                                                           ------------

                                TELECOMMUNICATIONS (3.2%)
     52,100                     LCI International, Inc.                                                         866,163   **
     44,000                     McLeod, Inc.                                                                    808,500   **
     56,600                     Telco Communications Group, Inc.                                              1,103,700   **
     54,600                     WinStar Communications, Inc.                                                    566,475   **
                                                                                                           ------------
                                Total Telecommunications                                                      3,344,838
                                                                                                           ------------

                                TOTAL CREDIT SENSITIVE (Cost: $6,146,370)                                     5,841,350
                                                                                                           ------------
                                TOTAL COMMON STOCK (Cost: $83,310,952) (95.6%)                               99,845,551
                                                                                                           ------------

                                PREFERRED STOCK
                                ---------------
                                BASIC INDUSTRIES (1.5%)
                                ENERGY AND OIL SERVICES (COST: $1,191,543)(1.5%)
     33,900                     Newpark Resources, Inc.                                                       1,521,263   **
                                                                                                           ------------

                                TOTAL EQUITY SECURITIES (Cost: $84,502,495) (97.1%)                         101,366,814
                                                                                                           ------------

     Principal
     Amount                     SHORT-TERM INVESTMENT (Cost: $3,020,615) (2.9%)
     ---------                  -----------------------------------------------
     $3,020,615                 Bank of New York Depositary Reserve, 4.6%, due 05/01/97                       3,020,615
                                                                                                           ------------

                                TOTAL INVESTMENTS (Cost: $87,523,110) (100.0%)                              104,387,429

                                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                                    3,413
                                                                                                          -------------
                                NET ASSETS (100%)                                                          $104,390,842
                                                                                                          =============

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO ASIA PACIFIC EQUITY FUND

                                                                  April 30, 1997


SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

  Number
 of Shares
or Warrants      EQUITY SECURITIES                                                                        Value
-----------      -----------------                                                                     -----------
                 COMMON STOCK
                 HONG KONG (36.2% of Net Assets)
    122,000      Cheung Kong Holdings, Limited                                                         $ 1,070,852
    192,000      China Light & Power Co., Limited                                                          864,943
    276,000      China Merchants Hai Hong Holdings, Limited                                                295,698
  1,452,000      China Overseas Land & Investment, Limited                                                 819,984
    319,000      China Resources, Limited                                                                  881,181
    265,000      Citic Pacific, Limited                                                                  1,433,246
    136,000      Great Eagle Holdings, Limited                                                             406,397
    910,000      Guangdong Investment, Limited                                                             851,609
    300,000      Guangnan Holdings, Limited                                                                431,774
  1,397,000      Guangzhou Investment Co., Limited                                                         662,696
     63,000      GZI Transport, Limited                                                                     37,814
     12,600      GZI Transport Limited, Warrants, expire 01/29/99                                            2,017   **
    285,600      Hong Kong Telecommunications, Limited                                                     490,310
     55,737      HSBC Holdings Public, Limited                                                           1,410,134
    186,000      Hutchison Whampoa, Limited                                                              1,380,517
    213,000      Hysan Development Co., Limited                                                            588,375
    301,000      Min Xin Holdings, Limited                                                                 185,524
    166,000      New World Development Co., Limited                                                        957,804
    204,000      Shanghai Industrial Holdings, Limited                                                   1,148,094
    798,000      Shum Yip Investment, Limited                                                              566,535
     88,000      Sun Hung Kai Properties, Limited                                                          954,165
    124,000      Wheelock & Co., Limited                                                                   257,696
                                                                                                       -----------
                 TOTAL HONG KONG (Cost: $11,527,015)                                                    15,697,365
                                                                                                       -----------

                 INDIA (5.7%)
     23,600      BSES, Limited (144A) (GDR)                                                                548,700   *
     10,500      Indian Hotels (ADR)                                                                       244,125
     22,000      Mahindra & Mahindra (144A) (GDR)                                                          264,000   *
     25,600      State Bank of India (144A) (GDR)                                                          620,800   *
     25,000      Tata Engineering & Locomotive (144A) (GDR)                                                300,000   *
     24,900      Videsh Sancher Nigam, Limited (144A) (GDR)                                                479,325   *
                                                                                                       -----------
                 TOTAL INDIA (Cost: $1,990,712)                                                          2,456,950
                                                                                                       -----------

*    Restricted security. (See Note 6)
**   Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO ASIA PACIFIC EQUITY FUND

-----------------------------------------------

     Number of
     Shares or
     Warrants                   EQUITY SECURITIES                                                                   Value
     ---------                  -----------------                                                                  --------
                                INDONESIA (6.6%)
       152,000                  Astra International (Foreign Registered)                                         $  556,479
     1,315,094                  PT Bank International Indonesia (Foreign Registered)                                946,695
       111,384                  PT Bank International Indonesia (Foreign Registered),
                                  Warrants, expire 01/17/00                                                          35,509   **
       355,000                  PT Bank Negara Indonesia (ADR)                                                      197,140
       209,000                  PT London Sumatra Indonesia (Foreign Registered)                                    541,629
       160,000                  PT Ramayana Lestari Sentosa (Foreign Registered)                                    388,318
         7,380                  Telekomunikasi Indonesia (ADR)                                                      210,330
                                                                                                                 ----------
                                TOTAL INDONESIA (Cost: $2,600,008)                                                2,876,100
                                                                                                                 ----------
                                MALAYSIA (19.2%)
       143,000                  Amway Malaysia Berhad                                                               916,886
       114,000                  Commerce Asset Holdings Berhad                                                      681,004
       178,000                  DCB Holding Berhad                                                                  577,738
       117,000                  Gadek Berhad                                                                        731,541
        47,000                  Gadek Berhad, Warrants, expire 12/19/00                                             112,306   **
       400,000                  Industrial Oxygen, Inc. Berhad                                                      497,013
       315,000                  Larut Consolidated Berhad                                                           329,928
       155,000                  Malakoff Berhad                                                                     617,284
       122,000                  Malaysian Pacific Industries Berhad                                                 485,862
       150,000                  Nam Fatt Berhad                                                                     391,278
        53,000                  New Straits Times Press Berhad                                                      295,500
       334,000                  Public Finance Berhad (Foreign Registered)                                          532,059
       200,000                  Sime Darby Berhad                                                                   617,284
       186,000                  Tenaga Nasional Berhad                                                              859,259
       100,180                  United Engineers Malaysia Berhad                                                    710,157
                                                                                                                 ----------
                                TOTAL MALAYSIA (Cost: $7,778,490)                                                 8,355,099
                                                                                                                 ----------
                                PHILIPPINES (3.0%)
        42,700                  Bank of Philippine Islands                                                          229,761
        3,156                   Far East Bank & Trust Co.                                                            10,046
        34,810                  Manila Electric Co.                                                                 216,326
        25,500                  Philipine Commerce International Bank                                               314,039
        16,275                  Philippine National Bank                                                            106,691
     1,569,000                  SM Prime Holdings                                                                   410,235
                                                                                                                 ----------
                                TOTAL PHILIPPINES (Cost: $1,350,486)                                              1,287,098
                                                                                                                 ----------

**   Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

     Number of
     Shares         EQUITY SECURITIES                                                          Value
     ---------      -----------------                                                        -----------
                    SINGAPORE (11.5%)
     80,000         City Development, Limited                                                $   646,186
     60,000         Development Bank of Singapore, Limited (Foreign Registered)                  712,461
     60,000         Far East Levingston Shipbuilding, Limited                                    187,228
     70,000         Fraser & Neave, Limited                                                      507,421
     110,000        Keppel Corp., Limited                                                        478,426
     114,000        Orchard Parade Holding, Limted                                               261,291
     135,000        Singapore Land, Limited                                                      629,099
     77,000         United Overseas Bank, Limited (Foreign Registered)                           722,955
     321,000        Wing Tai Holdings, Limited                                                   828,816
                                                                                             -----------
                    TOTAL SINGAPORE (Cost: $5,640,887)                                         4,973,883
                                                                                             -----------

                    SOUTH KOREA (2.3%)
     28,428         Hyundai Engineering & Construction (GDR)                                      99,498
     1,639          Hyundai Engineering & Construction (New GDR)                                  14,751
     13,800         Korea Electric Power Corp. (ADR)                                             234,600
     57,000         Korea Exchange Bank                                                          367,248
     11,000         Pohang Iron & Steel Co., Limited (ADR)                                       265,376
                                                                                             -----------
                    TOTAL SOUTH KOREA (Cost: $1,701,600)                                         981,473
                                                                                             -----------

                    TAIWAN (5.7%)
     54,000         Acer, Inc., Limited (GDR)                                                    702,000
     8,200          China Steel, Limited (GDR)                                                   190,650
     104,395        The Taiwan Index Fund, Limited                                             1,592,024
                                                                                             -----------
                    TOTAL TAIWAN (Cost: $1,832,639)                                            2,484,674
                                                                                             -----------

                    THAILAND (3.6%)
     57,000         Bangkok Bank, Public Company, Limited (Foreign Registered)                   527,697
     226,100        Electricity Generating, Public Company, Limited (Foreign Registered)         605,471
     187,800        National Finance Public Company, Limited (Foreign Registered)                231,696
     102,600        Phatra Thanakit, Public Company, Limited (Foreign Registered)                198,214
                                                                                             -----------
                    TOTAL THAILAND (Cost: $2,197,642)                                          1,563,078
                                                                                             -----------

                    TOTAL COMMON STOCK (Cost: $36,619,479) (93.8%)                            40,675,720
                                                                                             -----------

See accompanying Notes to Financial Statements.

TCW GALILEO ASIA PACIFIC EQUITY FUND

----------------------------------------------

    Number
  of Shares              PREFERRED STOCK                                                          Value
-------------            ---------------                                                     ------------
                         SOUTH KOREA (Cost: $601,931) (1.2%)
     6,730               Samsung Electronics Co., Limited, Non-Voting, Preferred (GDR)       $    541,350
                                                                                             ------------

                         TOTAL EQUITY SECURITIES (Cost: $37,221,410) (95.0%)                   41,217,070
                                                                                             ------------

    Principal
     Amount              CONVERTIBLE SECURITIES
 -------------           ----------------------
                         TAIWAN (3.0%)
  $184,000               Far East Department Stores, Limited, (144A), Convertible Bond, 3%,
                           due 07/06/02                                                           204,700 *
   511,000               United Microelectric Corp., Limited, (144A), Convertible Bond,
                           1.25%, due 08/06/04                                                  1,098,650 *
                                                                                             ------------

                         TOTAL CONVERTIBLE SECURITIES (Cost: $841,202) (3.0%)                   1,303,350
                                                                                             ------------
                         SHORT-TERM INVESTMENT (Cost: $418,633) (1.0%)
                         --------------------------------------------
   418,633               Bank of New York Depositary Reserve, 4.6%, due 05/01/97                  418,633
                                                                                             ------------
                         TOTAL INVESTMENTS (Cost: $38,481,245) (99.0%)                         42,939,053

                         EXCESS OF OTHER ASSETS OVER LIABILITIES (1.0%)                           429,590
                                                                                             ------------
                         NET ASSETS (100%)                                                   $ 43,368,643
                                                                                             ============

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


TCW GALILEO EMERGING MARKETS FUND

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
----------------------------------

   Number
  of Shares                   EQUITY SECURITIES                                                                 Value
-------------                 -----------------                                                               ---------
                              COMMON STOCK
                              ------------
                               ARGENTINA (5.2% of Net Assets)
    8,279                      Banco de Galicia y Buenos Aires, S.A. (ADR)                                      $  201,413
    6,716                      Banco Frances del Rio de la Plata, S.A. (ADR)                                       203,999
    6,800                      Capex, S.A., Series A                                                                67,329
  105,263                      Compania Naviera Perez Companc S.A.C.F.I.M.F.A., Series B                           853,802
    3,100                      Disco, S.A. (ADR)                                                                    96,100
   38,339                      IRSA Inversiones y Representaciones, S.A.                                           134,972
   85,667                      Molinos Rio de la Plata, S.A., Series B                                             319,583
  119,600                      Siderca, S.A., Series A                                                             251,195
    4,200                      Telecom Argentina STET-France Telecom, S.A., Series B (ADR)                         210,000
   13,400                      Telefonica de Argentina Sociedad Anonima,   Series B (ADR)                          445,550
   17,336                      Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)               478,907
                                                                                                             -------------
                               TOTAL ARGENTINA (Cost: $2,497,320)                                                3,262,850
                                                                                                             -------------
                               BRAZIL (2.5%)
1,654,373                      CENTRAIS ELETRICAS BRASILEIRAS, S.A.  (ELETROBRAS)                                  748,240
  872,000                      Light Participacoes, S.A.                                                           277,958   **
4,800,000                      Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                                       516,784
  165,883                      Telecomunicacoes de Sao Paulo, S.A. (TELESP)                                         45,936
                                                                                                             -------------
                               TOTAL BRAZIL (Cost: $847,873)                                                     1,588,918
                                                                                                             -------------
                               CHILE (5.6%)
   10,200                      Banco BHIF (ADR)                                                                    204,000
   11,600                      Banco Santander Chile  (ADR)                                                        185,600
    5,000                      Chilgener, S.A. (ADR)                                                               142,500
   23,797                      Compania de Telecomunicaciones de Chile,  S.A., Series A (ADR)                      770,428
   10,260                      Embotelladora Andina, S.A. (ADR)                                                    201,353
   12,160                      Embotelladora Andina, S.A., Series B (ADR)                                          243,200
   10,440                      Enersis, S.A. (ADR)                                                                 328,860
    9,441                      Genesis Chile Fund, Limited                                                         431,926
   10,000                      Madeco, S.A. (ADR)                                                                  273,750
    4,550                      Santa Isabel, S.A. (ADR)                                                            110,906
    5,080                      Sociedad Quimica y Minera de Chile, S.A.,  Series B  (ADR)                          300,990
  104,000                      The Five Arrows Chile Investment Trust,  Limited                                    335,400
                                                                                                             -------------
                               TOTAL CHILE (Cost: $3,050,382)                                                    3,528,913
                                                                                                             -------------
                               COLOMBIA (2.1%)
   13,900                      Almacenes Exito, S.A.                                                                44,516
   29,146                      Banco de Bogota                                                                     176,890
    9,150                      Banco Industrial Colombiano (ADS)                                                   165,844
   10,600                      Cementos Diamante, S.A. (144A) (ADR)                                                168,275   *
   29,300                      Compania de Cemento Argos, S.A.                                                     238,367
   22,770                      Compania Nacional de Chocolates, S.A.                                               201,975
   12,900                      Compania Suramericana de Seguros, S.A.                                              317,261
                                                                                                             -------------
                               TOTAL COLOMBIA (Cost: $1,346,047)                                                 1,313,128
                                                                                                             -------------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

---------------------------------------------

  Number of
  Shares or
   Warrants           EQUITY SECURITIES                                                                 Value
------------          -----------------                                                             ------------
                      CZECH REPUBLIC (0.7%)
    4,150             Komereni Banka (144A) (GDR)                                                    $  107,900 *
      968             SPT Telekom                                                                       102,197
      970             Tabak A.S.                                                                        251,512
                                                                                                  -------------
                      TOTAL CZECH REPUBLIC (Cost: $467,630)                                             461,609
                                                                                                  -------------
                      EGYPT (COST: $358,125) (0.5%)
   15,000             Commercial International Bank (144A) (GDR)                                        337,500 *
                                                                                                  -------------
                      HONG KONG (3.0%)
   32,000             Cheung Kong Holdings, Limited                                                     280,879
  191,000             China Merchants Hai Hong Holdings, Limited                                        204,631
  282,000             Guangnan Holdings, Limited                                                        405,868
  666,000             Guangzhou Investment Co., Limited                                                 315,931
  121,000             Shanghai Industrial Holdings, Limited                                             680,977
                                                                                                  -------------
                      TOTAL HONG KONG (Cost: $1,219,574)                                              1,888,286
                                                                                                  -------------
                      HUNGARY (1.0%)
    4,400             Borsodchem (144A) (GDR)                                                           159,500 *
    2,908             Egis                                                                              184,807
    3,940             Gedeon Richter (144A)                                                             292,348 *
                                                                                                  -------------
                      TOTAL HUNGARY (Cost: $540,936)                                                    636,655
                                                                                                  -------------
                      INDIA (5.9%)
   33,900             BSES, Limited (144A) (GDR)                                                        788,175 *
   18,500             Hindalco Industries, Limited (144A) (GDR)                                         592,000 *
   16,000             Mahindra & Mahindra (144A) (GDR)                                                  192,000 *
   14,000             Ranbaxy Laboratories, Limited (144A) (GDR)                                        339,500 *
   43,600             State Bank of India (144A) (GDR)                                                1,057,300 *
   17,000             Tata Engineering & Locomotive (144A) (GDR)                                        204,000 *
   27,500             Videsh Sanchar Nigam, Limited (144A) (GDR)                                        529,375 *
                                                                                                  -------------
                      TOTAL INDIA (Cost: $2,836,661)                                                  3,702,350
                                                                                                  -------------
                      INDONESIA (4.7%)
1,631,026             PT Bank International Indonesia (Foreign Registered)                            1,174,124
  126,224             PT Bank International Indonesia (Foreign Registered),
                        Warrants, expire 01/17/00                                                        40,240   **
  140,000             PT Gudang Garam (Foreign Registered)                                              587,412
  123,000             PT London Sumatra Indonesia (Foreign Registered)                                  318,758
  204,000             PT Ramayana Lestari Sentosa (Foreign Registered)                                  495,105
  242,000             PT Telekomunikasi Indonesia                                                       350,905
                                                                                                  -------------
                      TOTAL INDONESIA (Cost: $2,538,983)                                              2,966,544
                                                                                                  -------------
                      IRELAND (COST: $275,000) (0.4%)
   27,500             Central Asia Investment Co., Limited                                              240,625
                                                                                                  -------------

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997
  Number of
  Shares or
  Warrants       EQUITY SECURITIES                                                Value
------------     -----------------                                             ----------
                 LATIN AMERICAN REGIONAL (Cost: $163,690) (0.4%)
         8,220   Panamerican Beverages, Inc. (ADR)                            $   238,380
                                                                              -----------

                 MALAYSIA (11.9%)
       136,000   Commerce Asset Holdings Berhad                                   812,425
       253,000   DCB Holdings Berhad                                              821,167
        38,000   Edaran Otomobil Berhad                                           358,662
       126,000   Gadek Berhad                                                     787,814
        69,000   Gadek Berhad, Warrants, expire 12/19/00                          164,875   **
       423,000   Hicom Holdings Berhad                                            934,946
        73,250   Hicom Holdings Berhad, Warrants, expire 12/18/00                  74,096   **
       379,000   Industrial Oxygen, Inc. Berhad                                   470,920
       138,000   Kulim Berhad                                                     277,539
       388,000   Larut Consolidated Berhad                                        406,388
        78,000   New Straits Times Press Berhad                                   434,887
       199,000   Tenaga Nasional Berhad                                           919,315
       146,000   United Engineers Malaysia Berhad                               1,034,965
                                                                              -----------
                 TOTAL MALAYSIA (Cost: $7,692,240)                              7,497,999
                                                                              -----------

                 MEXICO (10.9%)
       117,683   Alfa, S.A. De C.V., Series A                                     645,244
        40,600   Apasco, S.A.de C.V.                                              240,986
       151,300   Cemex, S.A. de C.V., Series B                                    553,676
        48,653   Cifra, S.A. de C.V., Series A                                     73,420
       397,800   Cifra, S.A. de C.V., Series C                                    610,307
        37,900   DESC, S.A. de C.V., Series B                                     247,837
        12,200   Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)           181,475
        10,500   Empresas La Moderna, S.A. de C.V. (ADR)                          217,875
        49,600   Fomento Economica Mexicano, S.A. de C.V., Series B               233,903
        74,600   Grupo Carso, S.A. De C.V.,  Series A1                            430,601   **
        63,000   Grupo Cementos de Chihuahua, S.A. de C.V., Series B               60,687
        82,891   Grupo Financiero Inbursa, S.A. de C.V., Series B                 283,530
        43,700   Grupo Industrial Bimbo, S.A. de C.V., Series A                   274,774
        33,900   Grupo Modelo, S.A. de C.V., Series C                             205,480
        11,960   Grupo Televisa, S.A. de C.V. (ADR)                               276,575   **
        42,200   Jugos del Valle, S.A. de C.V., Series B                           65,062   **
       163,500   Kimberly-Clark de Mexico, S.A. de C.V., Series A                 606,546
        32,145   Telefonos de Mexico, S.A. de C.V. (ADR)                        1,325,981
        19,150   Tubos de Acero de Mexico, S.A. de C.V. (ADR)                     313,581   **
                                                                              -----------
                 TOTAL MEXICO (Cost: $6,007,346)                                6,847,540
                                                                              -----------
                 PERU (3.1%)
       115,602   Cementos Lima, S.A., Class T                                     212,312
       245,731   Cerveceria Backus y Johnston, S.A., Class T                      213,679
        24,158   Compania de Minas Buenaventura, S. A.                            226,821
         4,600   Compania de Minas Buenaventura, S. A. (ADR)                      100,050
         4,936   Compania de Minas Buenaventura, S. A., Series B                   53,467

**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

---------------------------------------------

      Number
    of Shares      EQUITY SECURITIES                                                           Value
--------------     -----------------                                                        -----------
                   PERU (Continued)
     16,156        Credicorp, Ltd. (ADR)                                                     $  339,268
     12,000        Telefonica del Peru, S.A. (ADR)                                              288,000
    227,056        Telefonica del Peru, S.A., Class B                                           546,364
                                                                                            -----------
                   TOTAL PERU (Cost: $1,547,124)                                              1,979,961
                                                                                            -----------
                   PHILIPPINES (2.6%)
     94,700        Bank of the Philippine Islands                                               509,564
  1,318,000        HI Cement                                                                    439,500
     63,300        Manila Electric Co.                                                          393,376
  1,393,000        Solid Group, Inc.                                                            295,597
                                                                                            -----------
                   TOTAL PHILIPPINES (Cost: $1,865,780)                                       1,638,037
                                                                                            -----------
                   POLAND (3.4%)
     13,491        Bank Rozwoju Eksportu, S.A.                                                  321,925
      1,580        International Trading & Investments Holdings, S.A.                           308,100
     45,343        Electrim Spolka Akcyjna, S.A.                                                406,998
     90,905        Mostostal - Export, S.A.                                                     376,377
     16,623        Powszechne Swiadectwo Udzialowe                                              722,396
                                                                                            -----------
                   TOTAL POLAND (Cost: $2,279,330)                                            2,135,796
                                                                                            -----------
                   PORTUGAL (2.1%)
     24,079        Corticeira Amorim                                                            234,711
     18,600        Espirito Santo Financial Holding, S.A. (ADR)                                 316,200
      9,700        Portugal Telecom                                                             357,286
     15,650        Soares da Costa                                                              124,649
      8,800        Sonae Investments - Sociedade Gestora de Participacoes
                     Sociais, S.A.                                                              289,218
                                                                                            -----------
                   TOTAL PORTUGAL (Cost: $1,276,206)                                          1,322,064
                                                                                            -----------
                   RUSSIA (3.0%)
     13,406        AO Mosenergo Joint Stock Co. (144A)(ADR)                                     522,834   *
      8,008        Lukoil Holdings (144A)(ADR)                                                  453,453   *
          8        Megionneftegaz (144A)(RDC)                                                   424,800   *
         13        Rostelecom (144A)(RDC)                                                       492,700   *
                                                                                            -----------
                   TOTAL RUSSIA (Cost: $1,311,848)                                            1,893,787
                                                                                            -----------
                   SOUTH AFRICA (Cost: 100,840) (0.2%)
      7,500        Johnnies Industrial Corp., Limited                                           100,770
                                                                                            -----------

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997

     Number of
     Shares                     EQUITY SECURITIES                                                Value
-----------------               -----------------                                            ------------
                                SOUTH KOREA (2.9%)
     39,800                     Korea Electric Power Corp. (New ADR)                         $   676,600
     38,000                     Korea Exchange Bank                                              244,832
     35,200                     Pohang Iron & Steel Co., Limited (ADR)                           849,200
        670                     Samsung Electronics Co., Limited                                  53,894
                                                                                             -----------
                                TOTAL SOUTH KOREA (Cost: $2,317,122)                           1,824,526
                                                                                             -----------
                                TAIWAN (5.0%)
     45,400                     Acer, Inc., Limited                                              590,200
     15,375                     China Steel, Limited                                             357,469
    100,600                     ROC  Taiwan Fund, Limited                                      1,295,225
     58,900                     The Taiwan Index Fund, Limited                                   898,225
                                                                                             -----------
                                TOTAL TAIWAN (Cost: $2,543,071)                                3,141,119
                                                                                             -----------
                                TURKEY (1.2%)
  1,856,000                     Akcansa Cimento A.S.                                             242,861
  1,431,257                     Arcelik A.S.                                                     171,455
    457,000                     Kordsa Kord Bezi Sanayi Ve Ticaret A.S.                          168,448
  3,712,121                     Sasa Sun I Ve Senetik Ejyaf                                      164,193
                                                                                             -----------
                                TOTAL TURKEY (Cost: $816,229)                                    746,957
                                                                                             -----------
                                VENEZUELA (4.1%)
  1,322,500                     C.A. La Electricdad de Caracas, S.A.C.A.                       1,432,548
     37,550                     Compania Anonima Nacional Telefonos de Venezuela               1,126,500 **
                                                                                             -----------
                                TOTAL VENEZUELA (Cost: $2,456,075)                             2,559,048
                                                                                             -----------
                                VIETNAM (Cost: $343,850)(0.4%)
     29,900                     Lazard Vietnam Fund, Limited (Preference Shares)                 284,050
                                                                                             -----------
                                TOTAL COMMON STOCK (Cost: $46,699,282)(82.8%)                 52,137,412
                                                                                             -----------
                                PREFERRED STOCK
                                ---------------
                                BRAZIL (14.6%)
 33,488,282                     Banco Bradesco, S.A.                                             277,101
    456,500                     Banco Itau, S.A.                                                 246,815
    270,000                     Brasmotor, S.A.                                                   64,739
    906,289                     CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS), Series B      422,679
    523,677                     Companhia Cervejaria Brahma                                      356,258
    354,000                     COMPANHIA DE TECIDOS NORTE DE MINAS (COTEMINAS)                  148,457
     10,325                     COMPANHIA ENERGETICA DE MINAS GERIAS (CEMIG)(ADR)                467,852
  6,700,000                     Companhia Paranaense de Energia (COPEL), Series B                104,264 **
    191,554                     Compania Riograndense de Telecomunicacoes                        252,073
     22,058                     Companhia Vale do Rio Doce                                       562,080
    584,000                     Itausa - Investimentos Itau, S.A.                                494,217


**   Non-income producing.

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

----------------------------------------------

      Number
    of Shares             PREFERRED STOCK                                                      Value
---------------          ----------------                                                  --------------
                         BRAZIL (Continued)
     6,021,000           Petroleo Brasileiro, S.A.  (PETROBRAS)                             $ 1,265,344
    20,467,492           Telecomunicacoes Brasileiras, S.A.  (TELEBRAS)                       2,347,748
        11,680           Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                  1,340,280
     1,751,700           Telecomunicacoes de Sao Paulo, S.A.  (TELESP)                          497,427
   273,000,000           Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                   323,441
                                                                                            -----------
                         TOTAL PREFERRED STOCK (Cost: $5,535,329)                             9,170,775
                                                                                            -----------
                         TOTAL EQUITY SECURITIES (Cost: $52,234,611)(97.4%)                  61,308,187
                                                                                            -----------

     Principal
     Amount              CONVERTIBLE SECURITIES
 --------------          ----------------------
                         PHILIPPINES (Cost: $341,000) (0.4%)
      $350,000           Bacnotan Consolidated Industries Inc., Convertible Bond, 5.5%,
                           due 06/21/04                                                         259,000
                                                                                            -----------
                         TAIWAN (Cost: $226,625)(0.6%)
       265,000           United Microelectric Corp., Limited, (144A), Convertible Bond,
                           1.25%, due 08/06/04                                                  376,250 *
                                                                                            -----------
                         TOTAL CONVERTIBLE SECURITIES (Cost: $567,625) (1.0%)                   635,250
                                                                                            -----------
                         SHORT-TERM INVESTMENT (Cost: $477,277)(0.8%)
                         --------------------------------------------
       477,277           Bank of New York Depositary Reserve, 4.6%, due 05/01/97                477,277
                                                                                            -----------
                         TOTAL INVESTMENTS (Cost: $53,279,513)(99.2%)                        62,420,714

                         EXCESS OF OTHER ASSETS OVER LIABILITIES (0.8%)                         516,611
                                                                                            -----------
                         NET ASSETS (100%)                                                  $62,937,325
                                                                                            ===========

*    Restricted security. (See Note 6)

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Latin America Equity Fund

                                                                  April 30, 1997

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

     Number
   of Shares          EQUITY SECURITIES                                                        Value
-------------         -----------------                                                    ------------
                      COMMON STOCK
                      ARGENTINA (11.0% of Net Assets)
     194,300          Astra Compania Argentina de Petroleo, S.A.                             $  336,186
      19,826          Banco Frances del Rio de la Plata, S.A. (ADR)                             602,215
      19,297          Banco de Galicia y Buenos Aires, S.A. (ADR)                               469,460
      24,400          Capex, S.A. Class A                                                       241,594
     369,088          Compania Naviera Perez Companc, S.A.C.I.F.M.F.A., Series B              2,993,723
      16,600          Disco, S.A. (ADR)                                                         514,600
      54,803          IRSA Inversiones Y Representaciones, S.A.                                 192,934
     131,316          Molinos Rio de la Plata, S.A., Series B                                   489,877
     303,600          Siderca, S.A., Series A                                                   637,649
      19,400          Telecom Argentina STET - France Telecom, S.A., Series B                    96,042
       5,225          Telecom Argentina STET - France Telecom, S.A., Series B (ADR              261,250
      23,540          Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                 782,705
      52,870          Yacimientos Petroliferos Fiscales Sociedad
                        del Estado, Series D (ADR)                                            1,460,534
                                                                                            -----------
                      TOTAL ARGENTINA (Cost: $6,377,999)                                      9,078,769
                                                                                            -----------
                      BRAZIL (3.1%)
   3,035,033          CENTRAIS ELETRICAS BRASILEIRAS, S.A. (ELETROBRAS)                       1,372,685
   2,057,900          Light Participacoes, S.A.                                                 655,974 **
   5,200,000          Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                             559,850

                                                                                            -----------
                      TOTAL BRAZIL (Cost: $1,580,037)                                         2,588,509
                                                                                            -----------
                      CHILE (10.0%)
      12,960          Banco BHIF (ADR)                                                          259,200
      24,200          Banco Santander  Chile (ADR)                                              387,200
      11,240          Chilgener, S.A. (ADR)                                                     320,340
      26,700          Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)             864,413
      30,500          Embotelladora Andina, S.A. (ADR)                                          610,000
      30,500          Embotelladora Andina, S.A., Series B (ADR)                                598,563
      24,962          Enersis, S.A. (ADR)                                                       786,303
      20,587          Genesis Chile Fund, Limited                                               941,855
      24,700          Madeco, S.A. (ADR)                                                        676,163
      22,275          Santa Isabel, S.A.  (ADR)                                                 542,953
      12,370          Sociedad Quimica Y Minera de Chile, S.A., Series B (ADR)                  732,923
     458,000          The Five Arrows Chile Investment Trust, Limited                         1,477,048
                                                                                            -----------
                      TOTAL CHILE (Cost: $7,328,985)                                          8,196,961
                                                                                            -----------
                      COLOMBIA (3.1%)
      48,000          Almacenes Exito, S.A.                                                     483,014
      79,585          Banco de Bogota                                                           305,769
      16,870          Banco Industrial Colombiano  (ADS)                                        300,038
      18,900          Cementos Diamante, S.A. (144A) (ADS)                                      325,644 *

*  Restricted security. (See Note 6)

**  Non-income producing.

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

-----------------------------------------------

   Number of
    Shares         EQUITY SECURITIES                                                                 Value
-----------        -----------------                                                           ------------------
                   COLOMBIA (Continued)
      40,028       Compania de Cemento Argos, S.A.                                              $      362,419
      40,858       Compania Nacional de Chocolates, S.A.                                               153,725
      26,800       Compania Suramericana de Seguros, S.A.                                              659,115
                                                                                                 -------------
                   TOTAL COLOMBIA (Cost: $2,791,660)                                                 2,589,724
                                                                                                 -------------
                   MEXICO (27.0%)
      98,500       Apasco, S.A. de C.V.                                                                584,658
     489,500       Cemex, S.A. de C.V., Series B                                                     1,791,304
     142,321       Cifra, S.A. de C.V., Series A                                                       214,770
   1,163,640       Cifra, S.A. de C.V., Series C                                                     1,785,263
      51,030       Corporacion Geo, S.A. de C.V., Series B                                             237,438     **
      13,290       Corporacion Industrial San Luis, S.A. de C.V.                                        76,712
     125,900       DESC, S.A. de C.V., Series B                                                        823,290
      38,200       Empresas ICA Sociedad Controladora, S.A. de C.V. (ADR)                              568,225
      39,100       Empresas La Moderna, S.A. de C.V. (ADR)                                             811,325
     126,900       Fomento Economico Mexicano, S.A. de C.V., Series B                                  598,434
     277,000       Grupo Carso, S.A. de C.V., Series A1                                              1,598,881     **
     144,100       Grupo Cementos de Chihuahua, S.A. de C.V., Series B                                 138,809
     266,239       Grupo Financiero Inbursa, S.A. de C.V., Series B                                    910,677
     386,990       Alfa, S.A. de C.V., Series A                                                      2,121,825
     126,100       Grupo Industrial Bimbo, S.A. de C.V., Series A                                      792,882
       9,858       Grupo Industrial Maseca, S.A. de C.V. (ADR)                                         145,406
      93,000       Grupo Modelo, S.A. de C.V., Series C                                                563,707
      39,540       Grupo Televisa, S.A. de C.V. (ADR)                                                  914,363     **
     134,700       Jugos Del Valle, S.A. de C.V., Series B                                             207,674     **
     529,500       Kimberly-Clark de Mexico, S.A. de C.V., Series A                                  1,964,317
     104,045       Telefonos de Mexico, S.A. de C.V. (ADR)                                           4,291,856
      66,182       Tubos de Acero de Mexico, S.A. de C.V. (ADR)                                      1,083,730     **
                                                                                                 -------------
                   TOTAL MEXICO (Cost: $18,459,013)                                                 22,225,546
                                                                                                 -------------

                   LATIN AMERICA REGIONAL (Cost: $677,848) (1.1%)
      29,700       Panamerican Beverages, Inc. (ADR)                                                   861,300
                                                                                                 -------------
                   PERU (4.7%)
     263,000       Cementos Lima, S.A., Class T                                                        483,021
     426,449       Cerveceria Backus y Johnston, S.A., Class T                                         370,825
      46,646       Compania de Minas Buenaventura, S.A.                                                437,962
      11,400       Compania de Minas Buenaventura, S.A. (ADR)                                          247,950
      11,661       Compania de Minas Buenaventura, S.A., Series B                                      126,313
     503,153       Telefonica del Peru, S.A., Series B                                                 787,878
      37,518       Credicorp, Ltd. (ADR)                                                             1,210,735
       9,100       Telefonica del Peru, S.A., (ADR)                                                    218,400
                                                                                                 -------------
                   TOTAL PERU (Cost: $2,990,848)                                                     3,883,084
                                                                                                 -------------

**   Non-income producing.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997


      Number
    of Shares                   EQUITY SECURITIES                                                            Value
-----------------               -----------------                                                        ------------
                                VENEZUELA (3.0%)
     1,136,855                  C.A. La Eletricidad de Caracas, S.A.C.A.                                 $ 1,231,455
        22,850                  Compania Anonima Nacional Telefonos de Venezuela                             685,500    **
        42,700                  Mavesa (ADR)                                                                 293,563
        80,800                  Siderurgica Venezolana Sivensa, Saica S.A.C.A. (ADR)                         238,360
         2,509                  Siderurgica Venezolana Sivensa, Saica S.A.C.A., Series B (144A) (ADR)          6,900    * **
                                                                                                       -------------
                                TOTAL VENEZUELA (Cost: $ 2,111,671)                                        2,455,778
                                                                                                       -------------
                                TOTAL COMMON STOCK (Cost: $42,318,061) (63.0%)                            51,879,671
                                                                                                       -------------

                                PREFERRED STOCK
                                ---------------
                                BRAZIL (34.5%)
   102,631,638                  Banco Bradesco, S.A.                                                         849,232
     1,203,700                  Banco Itau, S.A.                                                             650,802
     1,707,000                  Brasmotor, S.A.                                                              409,295
     4,094,180                  CENTRAIS ELECTRICAS BRASILEIRAS, S.A. (ELETROBRAS), Series B               1,909,462
     2,363,784                  Companhia Cervejaria Brahma                                                1,608,084
     1,721,000                  Companhia Cimento Portland Itau                                              606,841
       827,400                  Companhia de Tecidos Norte de Minas, S.A. (COTEMINAS)                        346,987
        10,237                  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (144A) (ADR)                    463,864    *
        25,500                  COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)                         1,155,469
    15,800,000                  Companhia Paranaense de Energia  (COPEL), Series B                           245,877    **
        72,842                  Companhia Vale do Rio Doce                                                 1,856,153
       325,000                  Dixie Toga                                                                   244,476
       244,000                  Industrias Klabin de Papel e Celulose, S.A.                                  252,374
     1,308,000                  Itausa - Investimentos Itau, S.A.                                          1,106,911
    15,588,000                  Petroleo Brasiliero, S.A. (PETROBRAS)                                      3,275,898
    46,185,257                  Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                              5,297,733
        53,625                  Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                        6,153,469
     5,803,800                  Telecomunicacoes de Sao Paulo, S.A. (TELESP)                               1,648,094
    72,000,000                  Usinas Siderurgicas de Minas Gerais, S.A. (USIMINAS)                         322,257
                                                                                                       -------------
                                TOTAL PREFERRED STOCK (Cost: $16,489,865)                                 28,403,278
                                                                                                       -------------
                                TOTAL EQUITY SECURITIES (Cost: $58,807,926) (97.5%)                       80,282,949
                                                                                                       -------------
    Principal
     Amount                     SHORT-TERM INVESTMENT (Cost: $1,668,403) (2.0%)
 -------------                  ----------------------------------------------
     $1,668,403                 Bank of New York Depositary Reserve, 4.6%, due 05/01/97                    1,668,403

                                TOTAL INVESTMENTS (Cost: $60,476,329) (99.5%)                             81,951,352

                                EXCESS OF OTHER ASSETS OVER LIABILITIES (0.5%)                               393,761
                                                                                                       -------------
                                NET ASSETS (100%)                                                        $82,345,113
                                                                                                       =============

*    Restricted security. (See Note 6)

**   Non-income producing.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                                       TCW GALILEO    TCW GALILEO
                                                                       MONEY MARKET    CORE FIXED
                                                                           FUND       INCOME FUND
                                                                       ------------   -----------
ASSETS

     Investments, at Value (1)                                         $    282,648    $   21,185
     Receivables for Fund Shares Sold                                             -             -
     Receivables for Securities Sold                                              -             -
     Accrued Interest and Dividends Receivable                                1,110           304
     Deferred Organization Costs                                                  -             8
                                                                       ------------   -----------
               Total Assets                                                 283,758        21,497
                                                                       ------------   -----------

LIABILITIES

     Payable for Fund Shares Redeemed                                             -             -
     Distributions Payable                                                    1,147           103
     Payable for Securities Purchased                                             -             -
     Management Fees and Other Accrued Expenses                                 125            43
                                                                       ------------   -----------
               Total Liabilities                                              1,272           146
                                                                       ------------   -----------

NET ASSETS                                                             $    282,486    $   21,351
                                                                       ============   ===========




NET ASSETS CONSIST OF:

     Paid-in Capital                                                   $    282,486    $   24,167
     Undistributed (Overdistributed) Net Realized
     Gain (Loss) on Investments
      and Foreign Currency Transactions                                           -        (3,379)
     Unrealized Appreciation (Depreciation) on Investments
      and Foreign Currency Translations                                           -           (42)
     Undistributed (Overdistributed) Net Investment Income (Loss)                 -           605
                                                                       ------------   -----------
NET ASSETS                                                             $    282,486    $   21,351
                                                                       ============   ===========
CAPITAL SHARES OUTSTANDING                                              282,485,908     2,292,366
                                                                       ============   ===========
NET ASSET VALUE PER SHARE                                                     $1.00         $9.31
                                                                       ============   ===========

(1) The identified cost for the TCW Galileo Money Market Fund, the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund, the TCW Galileo Long-Term Mortgage Backed Securities Fund and the TCW Convertible Securities Fund at April 30, 1997, was $282,648, $21,227, $203,197, $42,876, $111,374 and $25,578,
     respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1997

TCW Galileo       TCW Galileo       TCW Galileo Long-Term        TCW Galileo
High Yield      Mortgage Backed        Mortgage Backed           Convertible
 Bond Fund      Securities Fund        Securities Fund         Securities Fund
-----------     ---------------     ---------------------      ---------------
$   207,165        $   41,448            $   110,750             $   26,286
        278                -                      -                   1,484
         -                144                    187                     -
      5,781               361                    762                    258
          8                 8                     11                     -
-----------        ----------            -----------             ----------
    213,232            41,961                111,710                 28,028
-----------        ----------            -----------             ----------



        287                -                      -                      -
      1,549               216                    617                     -
      1,027                -                      -                     819
        215                64                    100                     46
-----------        ----------            -----------             ----------
      3,078               280                    717                    865
-----------        ----------            -----------             ----------

$   210,154        $   41,681            $   110,993             $   27,163
===========        ==========            ===========             ==========





$   208,107        $   49,863            $   111,473             $   25,955

     (2,094)           (5,552)                  (125)                   134

      3,968            (1,428)                  (624)                   708
        173            (1,202)                   269                    366
-----------        ----------            -----------             ----------


$   210,154        $   41,681            $   110,993             $   27,163
===========        ==========            ===========             ==========


 21,370,994         4,316,330             11,754,851              2,784,156
===========        ==========            ===========             ==========



$      9.83        $     9.66            $      9.44             $     9.76
===========        ==========            ===========             ==========



                                                                               TCW           TCW Galileo
                                                                           Galileo Core   Earnings Momentum
                                                                           Equity Fund           Fund
                                                                           ------------   -----------------
ASSETS
     Investments, at Value (1)                                             $   220,197         $   70,147
     Receivable for Fund Shares Sold                                                -                  -
     Receivables for Securities Sold                                                -                  94
     Accrued Interest and Dividends Receivable                                     204                 16
     Deferred Organization Costs                                                     8                  2
                                                                           -----------         ----------
               Total Assets                                                    220,409             70,259
                                                                           -----------         ----------


LIABILITIES
     Payables for Fund Shares Redeemed                                              96              1,341
     Payables for Securities Purchased                                              -                 133
     Management Fees and Other Accrued Expenses                                    172                 96
                                                                           -----------         ----------
               Total Liabilities                                                   268              1,570
                                                                           -----------         ----------

NET ASSETS                                                                 $   220,141         $   68,689
                                                                           ===========         ==========

NET ASSETS CONSIST OF:
     Paid-in Capital                                                       $   145,173         $   68,916
     Undistributed (Overdistributed) Net Realized Gain (Loss)
       on Investments and Foreign Currency Transactions                         12,425              1,564
     Unrealized Appreciation (Depreciation) on Investments
       and Foreign Currency Translations                                        62,388               (662)
     Undistributed (Overdistributed) Net Investment Income (Loss)                  155             (1,129)
                                                                           -----------         ----------
NET ASSETS                                                                 $   220,141         $   68,689
                                                                           ===========         ==========

CAPITAL SHARES OUTSTANDING                                                  13,151,324          6,860,204
                                                                           ===========         ==========

NET ASSET VALUE PER SHARE                                                  $     16.74         $    10.01
                                                                           ===========         ==========

(1) The identified cost for the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund and the TCW Galileo Latin America Equity Fund at April 30, 1997 was $157,809, $70,809, $79,272, $87,523,
     $38,481, $53,280 and $60,476, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1997

TCW Galileo    TCW Galileo    TCW Galileo       TCW Galileo       TCW Galileo
  Mid-Cap       Small Cap     Asia Pacific   Emerging Markets    Latin America
Growth Fund    Growth Fund    Equity Fund          Fund           Equity Fund
-----------    -----------    ------------   ----------------    -------------
$    85,775    $  104,387      $   42,939       $   62,421        $   81,951
         -             -               -                -                117
         -            661             423              545                -
         37            20             104              204               421
          2             4               4                4                 8
-----------    ----------      ----------       ----------        ----------
     85,814       105,072          43,470           63,174            82,497
-----------    ----------      ----------       ----------        ----------



        150             3              -                -                 -
        839           548              -               101                -
        105           130             101              136               152
-----------    ----------      ----------       ----------        ----------
      1,094           681             101              237               152
-----------    ----------      ----------       ----------        ----------
$    84,720    $  104,391      $   43,369       $   62,937        $   82,345
===========    ==========      ==========       ==========        ==========





$    90,347    $   89,785      $   34,748       $   61,025        $   88,499

    (11,434)         (419)          3,882           (7,606)          (28,546)

      6,503        16,864           4,458            9,141            21,475
       (696)       (1,839)            281              377               917
-----------    ----------      ----------       ----------        ----------

$    84,720    $  104,391      $   43,369       $   62,937        $   82,345
===========    ==========      ==========       ==========        ==========

 11,686,769     7,738,423       4,318,061        6,742,056         6,570,959
===========    ==========      ==========       ==========        ==========

$      7.25    $    13.49      $    10.04       $     9.34        $    12.53
===========    ==========      ==========       ==========        ==========

STATEMENTS OF OPERATIONS (Unaudited)
------------------------------------


                                                                    TCW Galileo           TCW Galileo
                                                                    Money Market          Core Fixed
                                                                        Fund              Income Fund
                                                                    ------------          -----------
INVESTMENT INCOME

     Income:
          Dividends                                                   $    -                 $   -
          Interest                                                      6,275                   892
                                                                      -------                ------
               Total                                                    6,275                   892
                                                                      -------                ------

     Expenses:
          Management Fees                                                 286                    45
          Custodian Fees                                                   18                     3
          Registration Fees                                                 9                     5
          Transfer Agent Fees                                              18                    15
          Directors' Fees and Expenses                                      5                     5
          Audit and Tax Fees                                                8                     8
          Accounting Service Fees                                         115                    17
          Amortization of Deferred Organization Costs                      -                      5
          Other                                                             7                     5
                                                                      -------                ------
     Total Expenses                                                       466                   108
     Less Expenses Borne by Investment Adviser                              8                    -
                                                                      -------                ------
     Net Expenses                                                         458                   108
                                                                      -------                ------
     Net Investment Income                                              5,817                   784
                                                                      -------                ------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

     Net Realized Gain (Loss) on Investments During the Period             -                     79
     Change in Unrealized Appreciation (Depreciation)
       on Investments During the Period                                    -                   (445)
                                                                      -------                ------
     Net Realized and Unrealized Gain (Loss) on Investments
     During the Period                                                     -                   (366)
                                                                      -------                ------
Increase in Net Assets Resulting from
  Operations                                                          $ 5,817                $  418
                                                                      =======                ======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1997

TCW Galileo     TCW Galileo      TCW Galileo Long-Term        TCW Galileo
 High Yield   Mortgage Backed       Mortgage Backed           Convertible
 Bond Fund    Securities Fund       Securities Fund       Securities Fund (1)
-----------   ---------------    ----------------------   -------------------

$     -           $    -               $    -                   $   119
  10,472            1,634                4,631                      590
--------          -------              -------                  -------
  10,472            1,634                4,631                      709
--------          -------              -------                  -------


     790              118                  282                       73
       9                4                    6                        5
       7                5                    4                        7
      21               15                   19                        6
       5                5                    5                        3
       8               11                   12                        7
      18               17                   17                       12
       5                5                    5                       -
      21                8                   11                        3
--------          -------              -------                  -------
     884              188                  361                      116
      -                -                    -                        23
--------          -------              -------                  -------
     884              188                  361                       93
--------          -------              -------                  -------
   9,588            1,446                4,270                      616
--------          -------              -------                  -------

     591             (175)                 (29)                     134

     232              155               (1,892)                     708
--------          -------              -------                  -------


     823              (20)              (1,921)                     842
--------          -------              -------                  -------


$ 10,411          $ 1,426              $ 2,349                  $ 1,458
========          =======              =======                  =======

(1) For the period January 2, 1997 (commencement of operations) through April 30, 1997.

------------------------------------------------

                                                                      TCW           TCW Galileo
                                                                  Galileo Core   Earnings Momentum
                                                                   Equity Fund           Fund
                                                                  ------------   -----------------
INVESTMENT INCOME

     Income:
          Dividends                                                  $  1,102         $      38
          Interest                                                         21                39
                                                                     --------         ---------
             Total                                                      1,123                77
                                                                     --------         ---------

     Expenses:
          Management Fees                                                 861               360
          Custodian Fees                                                   14                11
          Registration Fees                                                10                 6
          Transfer Agent Fees                                              21                16
          Directors' Fees and Expenses                                      5                 5
          Audit and Tax Fees                                                8                 8
          Accounting Service Fees                                          18                17
          Amortization of Deferred Organization Costs                       5                -
          Other                                                            10                 7
                                                                     --------         ---------
     Total Expenses                                                       952               430
     Less Expenses Borne by Investment Adviser                             -                 -
                                                                     --------         ---------
     Net Expenses                                                         952               430
                                                                     --------         ---------
     Net Investment Income (Loss)                                         171              (353)
                                                                     --------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY

  Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions During the Period                    12,428               671
  Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations
    During the Period                                                   2,218           (12,253)
                                                                     --------         ---------
  Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency During the Period                             14,646           (11,582)
                                                                     --------         ---------

INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $ 14,817         $ (11,935)
                                                                     ========         =========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1997


TCW Galileo    TCW Galileo    TCW Galileo       TCW Galileo       TCW Galileo
  Mid-Cap       Small Cap    Asia Pacific    Emerging Markets    Latin America
Growth Fund    Growth Fund    Equity Fund          Fund           Equity Fund
-----------    -----------   ------------    ----------------    -------------
$      98      $      82       $   281 (1)        $    67 (1)       $  1,040 (1)
       19            112            20                481                 39
---------      ---------       -------            -------           --------
      117            194           301                548              1,079
---------      ---------       -------            -------           --------

      479            613           245                318                373
        6             11            54                 80                 86
        4              5             4                  4                  4
       18             20            13                 13                 16
        5              5             5                  5                  5
        8              8             8                  8                  8
       17             17            17                 17                 17
       -               1            -                   1                  5
        6             11             6                  5                  5
---------      ---------       -------            -------           --------
      543            691           352                451                519
        1             -             -                  -                  -
---------      ---------       -------            -------           --------
      542            691           352                451                519
---------      ---------       -------            -------           --------
     (425)          (497)          (51)                97                560
---------      ---------       -------            -------           --------


   (8,785)        (1,742)        4,004              1,916              2,988


  (13,423)       (26,842)       (1,563)             6,369             13,877
---------      ---------       -------            -------           --------

  (22,208)       (28,584)        2,441              8,285             16,865
---------      ---------       -------            -------           --------

$ (22,633)     $ (29,081)      $ 2,390            $ 8,382           $ 17,425
=========      =========       =======            =======           ========

(1) Net of foreign taxes withheld of $19, $27 and $36 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund and TCW Galileo Latin America Equity Fund, respectively.

TCW Galileo Money Market Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         Six Months Ended
                                                                          April 30, 1997        Year Ended
                                                                           (Unaudited)       October 31, 1996
                                                                         ----------------    ----------------
OPERATIONS

  Net Investment Income                                                     $   5,817            $    9,174
                                                                            ---------            ----------

DISTRIBUTIONS TO SHAREHOLDERS

  Distributions from Net Investment Income                                     (5,817)               (9,174)
                                                                            ---------            ----------

CAPITAL SHARE TRANSACTIONS

  Proceeds from Shares Sold
    (619,082,680 shares in 1997 and 1,034,355,297 shares in 1996)             619,083             1,034,355
  Proceeds from Shares Issued upon Reinvestment of Dividends
    (2,892,548 shares in 1997 and 4,792,741 shares in 1996)                     2,892                 4,793
  Cost of Shares Redeemed
    (573,160,423 shares in 1997 and 891,779,229 shares in 1996)              (573,160)             (891,779)
                                                                            ---------            ----------
  Increase in Net Assets Resulting from Capital
    Share Transactions                                                         48,815               147,369
                                                                            ---------            ----------
  Increase in Net Assets                                                       48,815               147,369


NET ASSETS

  Beginning of Period                                                         233,671                86,302
                                                                            ---------            ----------
  End of Period                                                             $ 282,486            $  233,671
                                                                            =========            ==========

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO CORE FIXED INCOME FUND
                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                           Six Months Ended
                                                            April 30, 1997        Year Ended
                                                             (Unaudited)       October 31, 1996
                                                           ----------------    ----------------
OPERATIONS

 Net Investment Income                                          $   784            $  1,859
 Net Realized Gain on Investments                                    79                 165
 Change in Unrealized (Depreciation) on
 Investments                                                       (445)               (887)
                                                                -------            --------
 Increase in Net Assets Resulting from Operations                   418               1,137
                                                                -------            --------

DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income                          (771)             (1,844)
                                                                -------            --------

CAPITAL SHARE TRANSACTIONS

 Proceeds from Shares Sold
  (379,149 shares in 1997 and 1,277,842 shares in 1996)           3,568              12,275
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (79,833 shares in 1997 and 169,477 shares in 1996)                751               1,595
 Cost of Shares Redeemed
  (813,872 shares in 1997 and 2,570,171 shares in 1996)          (7,621)            (24,393)
                                                                -------            --------
 (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                     (3,302)            (10,523)
                                                                -------            --------
  (Decrease) in Net Assets                                       (3,655)            (11,230)


NET ASSETS

 Beginning of Period                                             25,006              36,236
                                                                -------            --------

 End of Period                                                  $21,351            $ 25,006
                                                                =======            ========


See accompanying Notes to Financial Statements.

TCW GALILEO HIGH YIELD BOND FUND
                                                     Dollar Amounts in Thousands
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       Six Months Ended
                                                        April 30, 1997        Year Ended
                                                          (Unaudited)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                         $  9,588             $11,400
 Net Realized Gain (Loss) on Investments                            591              (1,228)
 Change in Unrealized Appreciation
 on Investments                                                     232               2,582
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                10,411              12,754
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                        (9,523)            (11,413)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (6,193,214 shares in 1997 and 13,695,295 shares in 1996)       61,380             132,706
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (829,779 shares in 1997 and 795,733 shares in 1996)             8,194               7,704
 Cost of Shares Redeemed
  (4,457,504 shares in 1997 and 5,199,280 shares in 1996)       (44,123)            (50,588)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                     25,451              89,822
                                                               --------            --------
 Increase in Net Assets                                          26,339              91,163

NET ASSETS
 Beginning of Period                                            183,815              92,652
                                                               --------            --------
 End of Period                                                 $210,154            $183,815
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       Six Months Ended
                                                        April 30, 1997        Year Ended
                                                          (Unaudited)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                           $1,446              $3,959
 Net Realized (Loss) on Investments                                (175)               (861)
 Change in Unrealized Appreciation
 on Investments                                                     155               2,487
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                 1,426               5,585
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                          (287)             (3,794)
 Distributions in Excess of Net Investment Income                (1,202)             (1,159)
                                                               --------            --------
  Total Distributions to Shareholders                           ( 1,489)             (4,953)
                                                               --------            --------


CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (724,416 shares in 1997 and 5,564,984 shares in 1996)           7,027              53,480
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (154,380 shares in 1997 and 453,325 shares in 1996)             1,490               4,350
 Cost of Shares Redeemed
  (2,960,233 shares in 1997 and 8,115,490 shares in 1996)       (28,608)            (77,993)
                                                               --------            --------
 (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                    (20,091)            (20,163)
                                                               --------            --------
 (Decrease) in Net Assets                                       (20,154)            (19,531)


NET ASSETS

 Beginning of Period                                             61,835              81,366
                                                               --------            --------
 End of Period                                                 $ 41,681            $ 61,835
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW GALILEO LONG-TERM MORTGAGE BACKED SECURITIES FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                         $  4,270            $  5,912
 Net Realized Gain (Loss) on Investments                            (29)                466
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (1,892)                827
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                 2,349               7,205
                                                               --------            --------


DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                        (3,789)             (5,934)
 Distributions in Excess of Net Investment Income                     -                (212)
                                                               --------            --------
  Total Distributions to Shareholders                            (3,789)             (6,146)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (453,986 shares in 1997 and 5,357,272 shares in 1996)           4,347              50,184
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (392,654 shares in 1997 and 570,644 shares in 1996)             3,742               5,384
 Cost of Shares Redeemed
  (832,380 shares in 1997 and 2,572,042 shares in 1996)          (7,916)            (24,526)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                        173              31,042
                                                               --------            --------
 Increase (Decrease) in Net Assets                               (1,267)             32,101


NET ASSETS

 Beginning of Period                                            112,260              80,159
                                                               --------            --------
 End of Period                                                 $110,993            $112,260
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO CONVERTIBLE SECURITIES FUND

                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS                              January 2, 1997
----------------------------------                             (Commencement of
                                                              Operations) through
                                                                 April 30, 1997
                                                                   (Unaudited)
                                                               -------------------
OPERATIONS
 Net Investment Income                                               $   616
 Net Realized Gain on Investments                                        134
 Change in Unrealized Appreciation                                       708
                                                                     -------
 Increase in Net Assets Resulting from Operations                      1,458
                                                                     -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                               (250)
                                                                     -------
CAPITAL SHARE TRANSACTIONS
 Shares Issued Upon Exchange of Limited Partnership
  Interests (2,485,514 shares) (Note 1)                               22,997
 Proceeds from Shares Sold (688,570 shares)                            6,872
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (20,103 shares)                                                        195
 Cost of Shares Redeemed (410,031 shares)                             (4,109)
                                                                     -------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                          25,955
                                                                     -------
 Increase in Net Assets                                               27,163

NET ASSETS
 Beginning of Period                                                       -
                                                                     -------
 End of Period                                                       $27,163
                                                                     =======


TCW GALILEO CORE EQUITY FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS

 Net Investment Income                                          $   171             $   379
 Net Realized Gain on Investments                                12,428              11,808
 Change in Unrealized Appreciation on Investments                 2,218              19,564
                                                               --------            --------
 Increase in Net Assets Resulting from Operations                14,817              31,751
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net Investment Income                          (291)               (722)
 Distributions from Net Realized Gains                           (2,817)                  -
                                                               --------            --------
  Total Distributions to Shareholders                            (3,108)               (722)
                                                               --------            --------

CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (602,937 shares in 1997 and 3,809,396 shares in 1996)           9,960              57,075
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (178,643 shares in 1997 and 39,376 shares in 1996)              2,971                 539
 Cost of Shares Redeemed
  (2,146,746 shares in 1997 and 3,778,090 shares in 1996)       (35,801)            (55,062)
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                    (22,870)              2,552
                                                               --------            --------
 Increase (Decrease) in Net Assets                              (11,161)             33,581


NET ASSETS

 Beginning of Period                                            231,302             197,721
                                                               --------            --------
 End of Period                                                 $220,141            $231,302
                                                               ========            ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO EARNINGS MOMENTUM FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------    ----------------
OPERATIONS
 Net Investment (Loss)                                         $   (353)             $ (608)
 Net Realized Gain on Investments                                   671               6,438
 Change in Unrealized Appreciation (Depreciation)
   on Investments                                               (12,253)              2,416
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from Operations    (11,935)              8,246
                                                               --------            --------

DISTRIBUTIONS TO SHAREHOLDERS
 Distributions From Net Realized Gains                           (5,544)               (369)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
   (1,481,243 shares in 1997 and 1,440,632 shares in 1996)       15,202              19,079
 Proceeds from Shares Issued upon
  Reinvestment of Dividends
  (437,177 shares in 1997 and 26,564 shares in 1996)              5,202                 357
 Cost of Shares Redeemed
  (1,052,184 shares in 1997 and 1,002,762 shares in 1996)       (12,230)            (12,730)
                                                               --------            --------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                      8,174               6,706
                                                               --------            --------
 Increase (Decrease) in Net Assets                               (9,305)             14,583


NET ASSETS
 Beginning of Period                                             77,994              63,411
                                                               --------            --------
 End of Period                                                 $ 68,689            $ 77,994
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW GALILEO MID-CAP GROWTH FUND
                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                            June 3, 1996
                                                       SIX MONTHS ENDED    (Commencement of
                                                        APRIL 30, 1997    Operations) through
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------   -------------------
OPERATIONS
 Net Investment (Loss)                                         $   (425)              $  (271)
 Net Realized (Loss) on Investments                              (8,785)               (2,649)
 Change in Unrealized (Depreciation) on Investments             (13,423)               (2,861)
                                                               --------               -------
 (Decrease) in Net Assets Resulting from Operations             (22,633)               (5,781)
                                                               --------               -------

CAPITAL SHARE TRANSACTIONS
 Shares Issued upon Exchange of Limited Partnership
  Interests (6,603,028 shares) (Note 1)                               -                66,030
 Proceeds from Shares Sold (2,904,322 shares in 1997 and
  3,972,481 shares in 1996)                                      24,544                36,973
 Cost of Shares Redeemed (1,277,934 shares in 1997 and
  515,128 shares in 1996)                                        (9,621)               (4,792)
                                                               --------               -------
 Increase in Net Assets Resulting from
  Capital Share Transactions                                     14,923                98,211
                                                               --------               -------
 Increase (Decrease) in Net Assets                               (7,710)               92,430

NET ASSETS
 Beginning of Period                                             92,430                     -
                                                               --------               -------
 End of Period                                                 $ 84,720               $92,430
                                                               ========               =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO SMALL CAP GROWTH FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 1997        Year Ended
                                                          (UNAUDITED)      October 31, 1996
                                                       ----------------   -------------------
OPERATIONS
 Net Investment (Loss)                                         $   (497)           $   (839)
 Net Realized Gain (Loss) on Investments                         (1,742)              1,368
 Change in Unrealized Appreciation (Depreciation)
  on Investments                                                (26,842)             22,379
                                                               --------            --------
 Increase (Decrease) in Net Assets Resulting from Operations    (29,081)             22,908
                                                               --------            --------

Distribution to Shareholders
 Distributions from Net Investment Income                             -                 (98)
 Distributions from Net Realized Gains                             (371)             (1,514)
                                                               --------            --------
  Total Distributions to Shareholders                              (371)             (1,612)
                                                               --------            --------
CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold
  (1,012,660 shares in 1997 and 3,841,344 shares in 1996)        15,789              62,195
 Proceeds from Shares Issued upon Reinvestment of Dividends
  (21,695 shares in 1997 and 109,774 shares in 1996)                362               1,531
 Cost of Shares Redeemed
  (1,008,898 shares in 1997 and 1,121,510 shares in 1996)       (14,752)            (18,634)
                                                               --------            --------
 Increase in Net Assets Resulting from Capital
 Share Transactions                                               1,399              45,092
                                                               --------            --------
 Increase (Decrease) in Net Assets                              (28,053)             66,388


NET ASSETS

 Beginning of Period                                            132,444              66,056
                                                               --------            --------
 End of Period                                                 $104,391            $132,444
                                                               ========            ========

See accompanying Notes to Financial Statements.

TCW Galileo Asia Pacific Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                     Six Months Ended
                                                                      April 30, 1997        Year Ended
                                                                        (Unaudited)      October 31, 1996
                                                                     ----------------    ----------------
OPERATIONS
  Net Investment Income (Loss)                                       $   (51)             $    320
  Net Realized Gain on Investments and
   Foreign Currency Transactions                                       4,004                 1,060
  Change in Unrealized Appreciation (Depreciation) on
   Investments and Foreign Currency Translations                      (1,563)                3,103
                                                                     -------              --------
  Increase in Net Assets Resulting from Operations                     2,390                 4,483
                                                                     -------              --------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                 -                  (242)
  Distributions from Net Realized Gains                                    -                     -
  Distributions in Excess of Net Realized Gains                            -                     -
                                                                     -------              --------
    Total Distributions to Shareholders                                    -                  (242)
                                                                     -------              --------


CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (87,687 shares in 1997 and 1,653,606 shares in 1996)                  925                15,972
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (24,113 shares in 1996)                                                 -                   232
  Cost of Shares Redeemed
   (792,152 shares in 1997 and 2,040,994 shares in 1996)              (8,212)              (18,888)
                                                                     -------              --------
  (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                                 (7,287)               (2,684)
                                                                     -------              --------
  Increase (Decrease) in Net Assets                                   (4,897)                1,557


NET ASSETS
  Beginning of Period                                                 48,266                46,709
                                                                     -------              --------
  End of Period                                                      $43,369              $ 48,266
                                                                     =======              ========

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

TCW Galileo Emerging Markets Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                            Six Months Ended
                                                                             April 30, 1997        Year Ended
                                                                               (Unaudited)      October 31, 1996
                                                                            ----------------    ----------------
OPERATIONS
  Net Investment Income                                                              $    97            $    443
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                                       1,916                (902)
  Change in Unrealized Appreciation on Investments and
   Foreign Currency Translations                                                       6,369               6,769
                                                                                     -------            --------
  Increase in Net Assets Resulting from Operations                                     8,382               6,310
                                                                                     -------            --------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                              (279)               (151)
                                                                                     -------            --------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (484,200 shares in 1997 and 2,488,039 shares in 1996)                               4,445              20,122
  Proceeds from Shares Issued Upon Reinvestment of Dividends
   (25,004 shares in 1997 and 17,923 shares in 1996)                                     211                 135
  Cost of Shares Redeemed (814,712 shares in 1997 and
   2,676,057 shares in 1996)                                                          (7,461)            (20,650)
                                                                                     -------            --------
  (Decrease) in Net Assets Resulting from Capital
   Share Transactions                                                                 (2,805)               (393)
                                                                                     -------            --------
  Increase in Net Assets                                                               5,298               5,766


NET ASSETS
  Beginning of Period                                                                 57,639              51,873
                                                                                     -------            --------
  End of Period                                                                      $62,937            $ 57,639
                                                                                     =======            ========

See accompanying Notes to Financial Statements.

TCW Galileo Latin America Equity Fund

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------


                                                                  Six Months Ended
                                                                   April 30, 1997        Year Ended
                                                                     (Unaudited)      October 31, 1996
                                                                  ----------------    ----------------
OPERATIONS
  Net Investment Income                                                    $   560             $   688
  Net Realized Gain (Loss) on Investments and
   Foreign Currency Transactions                                             2,988              (3,423)
  Change in Unrealized Appreciation on Investments
   and Foreign Currency Translations                                        13,877              14,716
                                                                           -------             -------
  Increase in Net Assets Resulting from Operations                          17,425              11,981
                                                                           -------             -------

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income                                    (603)               (192)
  Distributions in Excess of Net Realized Gains                                  -                   -
                                                                           -------             -------
                 Total Distributions to Shareholders                          (603)               (192)
                                                                           -------             -------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Shares Sold
   (196,789 shares in 1997 and 3,090,695 shares in 1996)                     2,319              27,546
  Proceeds from Shares Issued upon Reinvestment of Dividends
   (6,878 shares in 1997 and 5,047 shares in 1996)                              70                  43
  Cost of Shares Redeemed
   (461,331 shares in 1997 and 1,181,839 shares in 1996)                    (5,189)             (9,997)
                                                                           -------             -------
  Increase (Decrease) in Net Assets Resulting from
   Capital Share Transactions                                               (2,800)             17,592
                                                                           -------             -------
  Increase in Net Assets                                                    14,022              29,381


NET ASSETS
  Beginning of Period                                                       68,323              38,942
                                                                           -------             -------
  End of Period                                                            $82,345             $68,323
                                                                           =======             =======

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
-----------------------------------------

Note 1 -  Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of thirteen no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund and TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified bond funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and seven non-diversified equity funds (the TCW Galileo Core Equity Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, and the TCW Galileo Latin America Equity Fund) currently offered by the Company. The TCW Galileo Convertible Securities Fund commenced operations on January 2, 1997, resulting from the exchange of limited partnership interest. The assets and liabilities were transferred at historical cost from the limited partnership to the Fund on January 2, 1997 and the fair value of which was exchanged for shares of common stock of the Fund. The transfer was treated as a tax-free exchange in accordance with the Internal Revenue Code.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equity Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; and (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities.

Note 2 - Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities, including the bond fund securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

----------------------------------------------------

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount is accreted as interest income using a constant yield to maturity method. The TCW Galileo High Yield Bond Fund recognizes as interest income discounts on securities purchased at the time the security is sold. The TCW Galileo Core Fixed Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method and also amortizes premiums as a reduction to interest for securities purchased in excess of par value on a constant yield to maturity amortization method. For all other Funds, premiums on securities purchased are not amortized, except for mortgage backed obligations for which amortization has been elected as allowed by federal income tax regulations. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the period.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Funds have not entered into any forward foreign currency contracts during the six months ended April 30, 1997.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collaterialized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. There were no such transactions outstanding as of April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 1997.

Deferred Organization Costs: For those Funds which commenced operations during 1993, organization costs of $50,000 per Fund have been deferred and are being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organization costs of $10,000 per Fund for the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $3,800, $2,200 and $4,400 for the TCW Galileo Earnings Momentum Fund, TCW Galileo Mid-Cap Growth Fund and the TCW Galileo Convertible Securities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Money Market Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund,
TCW Galileo Long-Term Mortgage Backed Securities Fund, the TCW Galileo Mid-Cap Growth Fund and the TCW Convertible Securities Fund, and 2,000 shares each of the other five Funds, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Expense Allocation: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Time for the other Funds.

Dividends and Distributions: Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. It is the policy of the equity funds to declare and pay, or reinvest, dividends from net investment income annually and the bond funds to declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

====================================================

USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1997, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                     TCW               TCW              TCW                 TCW
                                   Galileo           Galileo          Galileo        Galileo Long-Term
                                  Core Fixed        High Yield    Mortgage Backed     Mortgage Backed
                                 Income Fund        Bond Fund     Securities Fund     Securities Fund
                                ------------      ------------    ---------------    -----------------

Unrealized Appreciation          $    99,648      $  5,428,340        $   232,533         $  1,634,186
Unrealized (Depreciation)           (141,371)       (1,459,998)        (1,660,560)          (2,258,005)
                                 -----------      ------------        -----------         ------------
Net Unrealized Appreciation
 (Depreciation)                  $   (41,723)     $  3,968,342        $(1,428,027)        $   (623,819)
                                 ===========      ============        ===========         ============
Cost of Investments for Federal
Income Tax Purposes              $21,226,580      $203,196,568        $42,876,312         $111,374,176
                                 ===========      ============        ===========         ============
                                   TCW Galileo             TCW           TCW Galileo       TCW Galileo
                                   Convertible         Galileo Core      Earnings            Mid-Cap
                                 Securities Fund       Equity Fund      Momentum Fund     Growth Fund
                                 ---------------       ------------     -------------     ------------
Unrealized Appreciation           $   1,577,844      $   66,988,578     $  9,892,787      $12,863,736
Unrealized (Depreciation)              (869,610)         (4,600,189)     (10,554,572)      (6,360,712)
                                  -------------      --------------     ------------      -----------
Net Unrealized Appreciation
  (Depreciation)                  $     708,234      $   62,388,389     $   (661,785)     $ 6,503,024
                                  =============      ==============     ============      ===========

Cost of Investments for Federal
Income Tax Purposes               $  25,577,891      $  157,809,024     $ 70,808,918      $79,272,117
                                  =============      ==============     ============      ===========
                                  TCW Galileo         TCW Galileo        TCW Galileo        TCW Galileo
                                   Small Cap         Asia Pacific         Emerging         Latin America
                                  Growth Fund         Equity Fund       Markets Fund        Equity Fund
                                 -------------       ------------       ------------       -------------
Unrealized Appreciation          $ 27,397,381        $  7,842,691        $12,156,062        $ 22,778,562
Unrealized (Depreciation)         (10,533,062)         (3,384,883)        (3,014,861)         (1,303,539)
                                 ------------        ------------        -----------        ------------

Net Unrealized Appreciation      $ 16,864,319        $  4,457,808        $ 9,141,201        $ 21,475,023
                                 ============        =============       ===========        ============
Cost of Investments for Federal
Income Tax Purposes              $ 87,523,110        $ 38,481,245        $53,279,513        $ 60,476,329
                                 ============        ============        ===========        ============

                                       76

                                                         TCW GALILEO FUNDS, INC.


                                                                  April 30, 1997


At April 30, 1997, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                                 Expiring in
                                                 -----------------------------------------
                                                    2002            2003           2004
                                                 ----------     -----------     ----------
TCW Galileo Core Fixed Income Fund               $1,977,000       $   203,000   $        -
TCW Galileo High Yield Bond Fund                    243,700         1,213,000    1,228,000
TCW Galileo Mortgage Backed Securities Fund         446,000         4,070,000      861,000
TCW Galileo Long-Term Mortgage
  Backed Securities Fund                                  -           109,000      109,000
TCW Galileo Mid-Cap Growth Fund                           -                 -    2,649,000
TCW Galileo Emerging Markets Fund                   483,600         7,490,000      902,000
TCW Galileo Latin America Equity Fund                     -        26,437,000    3,423,000

NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

            TCW Galileo Money Market Fund                          0.25%
            TCW Galileo Core Fixed Income Fund                     0.40%
            TCW Galileo High Yield Bond Fund                       0.75%
            TCW Galileo Mortgage Backed Securities Fund            0.50%
            TCW Galileo Long-Term Mortgage Backed Securities Fund  0.50%
            TCW Galileo Convertible Securities Fund                0.75%
            TCW Galileo Core Equity Fund                           0.75%
            TCW Galileo Earnings Momentum Fund                     1.00%
            TCW Galileo Small Cap Growth Fund                      1.00%
            TCW Galielo Mid-Cap Growth Fund                        1.00%
            TCW Galileo Asia Pacific Equity Fund                   1.00%
            TCW Galileo Emerging Markets Fund                      1.00%
            TCW Galileo Latin America Equity Fund                  1.00%

The TCW Galileo Money Market Fund reimburses the Adviser for the costs of providing accounting services to the Fund in an amount not exceeding an annual rate of 0.10% of the Fund's average daily net assets. Each equity and bond Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCW Galileo Money Market Fund are limited to 0.40% of the Fund's daily net assets. The ordinary operating expenses of the TCW Galileo Mid-Cap Growth Fund were limited to 1.20% until December 31, 1996. The ordinary operating expenses of the TCW Galileo Convertible Securities Fund are limited to 0.95% of the Fund's daily net assets until December 31, 1997.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

====================================================

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997 were as follows:

                                  TCW           TCW             TCW              TCW
                                Galileo       Galileo         Galileo       Galileo Long-Term
                               Core Fixed    High Yield   Mortgage Backed   Mortgage Backed
                              Income Fund    Bond Fund    Securities Fund    Securities Fund
                              -----------    ----------   ----------------  -----------------

Purchases at Cost              $ 4,555,683   $99,133,498      $   153,780     $     184,611
                               ===========   ===========      ===========     =============


Sales Proceeds                $ 7,049,824    $58,918,083      $ 6,401,122     $   1,580,224
                              ===========    ===========      ===========     =============
U.S. Government Purchases
at Cost                       $14,285,915    $    -           $ 5,877,554     $  11,181,417
                              ===========    ===========      ===========     =============
U.S. Government Sales
Proceeds                      $15,154,506    $    -           $15,538,297     $   5,389,284
                              ===========    ===========      ===========     =============


                               TCW Galileo         TCW        TCW Galileo    TCW Galileo
                               Convertible     Galileo Core     Earnings       Mid-Cap
                              Securities Fund   Equity Fund   Momentum Fund   Growth Fund
                             ----------------  ------------   -------------   ------------

Purchases at Cost             $14,900,448     $42,292,039     $34,879,895     $36,143,551
                              ===========     ===========     ===========     ===========

Sales Proceeds                $15,945,277     $66,355,160     $28,713,762     $23,463,785
                              ===========     ===========     ===========     ===========


                              TCW Galileo    TCW Galileo      TCW Galileo       TCW Galileo
                               Small Cap     Asia Pacific       Emerging       Latin America
                              Growth Fund    Equity Fund      Markets Fund      Equity Fund
                              -----------    ------------     ------------    --------------

Purchases at Cost             $27,831,069    $16,518,559      $19,399,943      $ 8,764,177
                              ===========    ===========      ===========      ===========

Sales Proceeds                $27,029,797    $24,171,098      $21,846,099      $13,071,489
                              ===========    ===========      ===========      ===========


There were no purchases or sales of U.S. Government Securities for the equity funds for the six months ended April 30, 1997.

NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 1997, were valued both at the date of acquisition and April 30, 1997, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW GALILEO CORE FIXED INCOME FUND:
                                                                            Date of
Principal Amount                       Investment                         Acquisition    Cost
---------------- -----------------------------------------------------    -----------  --------
$25,000          Consumers International, (144A), 10.25%, due 04/01/05      04/10/97   $ 25,000
 25,000          Dyncorp, Inc., (144A), 9.5%, due 03/01/07                  03/11/97     24,871
 25,000          STC Broadcasting, Inc., (144A), 11%, due 03/15/07          03/20/97     25,000

 The total value of restricted securities is $75,437, which represents 0.4% of net assets of the Fund at April 30, 1997.

                                                      TCW GALILEO FUNDS, INC.


                                                          April 30, 1997

TCW Galileo High Yield Bond Fund:

                                                                                        Date of
            Principal Amount                            Investment                    Acquisition             Cost
        ----------------------                  ------------------------------        ------------         ----------
      $       500,000                           Allied Waste of North America,
                                                (144A), 10.25%, due 12/01/06           11/25/96             $  500,000
            2,000,000                           Atrium Companies, Inc.,
                                                (144A), 10.5%, due 11/15/06            11/22/96              2,013,125
              550,000                           Bway Corp.,
                                                (144A), 10.25%, due 04/15/07           04/08/97                550,000
            1,500,000                           Consumers International,
                                                (144A), 10.25%, due 04/01/05           04/10/97              1,500,000
              650,000                           Dyncorp, Inc.,
                                                (144A), 9.5%, due 03/01/07             03/11/97                646,646
              850,000                           Neenah Corp.,
                                                (144A), 11.125%, due 05/01/07          04/23/97                853,375
            1,050,000                           Packard Bioscience Co.,
                                                (144A), 9.375%, due 03/01/07           02/21/97              1,067,875
            1,000,000                           Plastic Containers, Inc.,
                                                (144A), 10%, due 12/15/06              12/11/96              1,000,000
              450,000                           Remington Arms Co., Inc.,
                                                (144A), 10%, due 12/01/03              08/21/96                415,125
            2,725,000                           STC Broadcasting, Inc.,
                                                (144A), 11%, due 03/15/07              03/20/97              2,725,000
            1,025,000                           Telex Communications, Inc.,
                                                (144A), 10.5%, due 05/01/07            04/29/97              1,026,750

The total value of restricted securities is $12,354,750, which represents 5.9% of net assets of the Fund at April 30, 1997.

TCW Galileo Mortgage Backed Securities Fund:
                                                                                       Date of
     Principal Amount                           Investment                            Acquisition                  Cost
     -----------------              -----------------------------------------         -----------              ------------

  $          1,135,965              Greenwich Capital Acceptance, Inc. (91-03),
                                    (Private Placement), 8.3064%, due 08/25/19            03/21/91                $1,125,582

The total value of restricted securities is $1,099,046, which represents 2.6% of net assets of the Fund at April 30, 1997.

---------------------------------------------------

Note 6 - Restricted Securities (Continued)

TCW Galileo Convertible Securities Fund:

   NUMBER OF SHARES                                                                     DATE OF
   OR PRINCIPAL AMOUNT                      INVESTMENT                                ACQUISITION                      COST
------------------------            -----------------------------------------         -----------                   ----------
   $          285,000                Adaptec, Inc.,
                                     (144A), 4.75%, due 02/04/04                       01/28/97                     $  285,000
                6,900                Apple South, Inc.,
                                     (144A), $3.50 Convertible Preferred               03/06/97                        345,000
   $          260,000                Assisted Living Concepts, Inc.,
                                     (144A), 7%, due 07/31/05                          01/29/97                        306,800
   $        1,100,000                CUC International, Inc.,
                                     (144A), 3%, due 02/15/02                          02/05/97                      1,093,076
                5,000                Host Marriott Financial Trust,
                                     (144A), $3.375 Convertible Preferred              01/06/97                        267,500
   $          200,000                Indian Petrochemicals Corp.,
                                     (144A), 2.5%, due 03/11/02                        02/25/97                        200,000
                4,800                McKesson Corp., (144A),
                                     $2.50 Convertible Preferred                       02/13/97                        240,000
   $          205,000                Metricom, Inc.,
                                     (144AI, Reg D), 8%, due 09/15/03                  08/20/96                        205,000
   $          290,000                Morgan Stanley Group,
                                     Exchangeable Schlumberger, Ltd.,
                                     (Netherlands) (144A), 0%, due 05/01/01            03/13/97                        267,206
   $          290,000                Nine West Group, Inc.,
                                     (144AI, Reg S), 5.5%, due 07/15/03                10/07/96                        293,857
   $          300,000                OccuSystems, Inc.,
                                     (144A), 6%, due 12/15/01                          04/08/97                        292,213
   $          580,000                Omnicom Group, Inc.,
                                     (144A), 4.25%, due 01/03/07                       01/06/97                        606,012
                4,500                PennCorp Financial Group, Inc.,
                                     (144A, Reg D), $3.50 Convertible Preferred        08/02/96                        225,000
   $          325,000                PhyMatrix Corp.,
                                     (144A), 6.75%, due 06/15/03                       01/06/97                        275,113
   $          320,000                Quintiles Transnational Corp.,
                                     (144AI, Reg D), 4.25%, due 05/31/00               04/23/96                        320,000
   $          660,000                Safeguard Scientifics, Inc.,
                                     (144A), 6%, due 02/01/06                          01/07/97                        619,913
                1,300                SFX Broadcasting, Inc., (144A),
                                     $3.25 Convertible Preferred                       01/30/97                         60,938
   $          325,000                Vivra, Inc.,
                                     (144AI, Reg D), 5%, due 07/01/01                  07/02/96                        325,000
   $          410,000                XILINX, Inc.,
                         (144A), 5.25%, due 11/01/02                                   04/25/97                        464,838

The total value of restricted securities is $6,711,245, which represents 24.7% of net assets of the Fund at April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.

                                                                  April 30, 1997

TCW Galileo Asia Pacific Equity Fund:

 Number of Shares                                                               Date of
or Principal Amount                          Investment                       Acquisition     Cost
-------------------      -----------------------------------------------   --------------- ---------
          23,600         BSES, Limited (144A) (GDR) (India)                      12/03/96   $490,998
        $184,000         Far East Department Stores, Limited (144A),
                          Convertible Bond, 3%, due 07/06/02 (Taiwan)            07/01/96    182,792
          22,000         Mahindra & Mahindra (144A) (GDR) (India)                01/17/97    262,742
          25,600         State Bank of India (144A) (GDR) (India)                10/03/96    362,240
          25,000         Tata Engineering & Locomotive (144A) (GDR) (India)      02/13/97    259,375
        $511,000         United Microelectric Corp., Limited, (144A),
                          Convertible Bond, 1.25%, due 08/06/04 (Taiwan)         07/05/96    658,410
          24,900         Videsh Sancher Nigam, Limited (144A) (GDR) (India)      03/24/97    346,857

The total value of restricted securities is $3,516,175, which represents 8.1% of net assets of the Fund at April 30, 1997.

TCW Galileo Emerging Markets Fund:

Number of Shares                                                                Date of
or Principal Amount                        Investment                         Acquisition     Cost
-------------------      -----------------------------------------------   --------------- ---------

             13,406   AO Mosenergo Joint Stock Co. (144A) (ADR) (Russia)         06/14/96   $339,990
             33,900   BSES, Limited (144A) (GDR) (India)                         02/29/96    590,755
              4,400   Borsodchem (144A) (GDR) (Hungary)                          01/16/97    146,080
             10,600   Cementos Diamante, S.A. (144A) (ADS) (Colombia)            05/17/94    170,199
             15,000   Commercial International Bank (144A) (GDR) (Egypt)         02/25/97    358,125
              3,940   Gedeon Richter (144A) (Hungary)                            08/02/96    201,997
             18,500   Hindalco Industries, Limited (144A) (GDR) (India)          04/03/96    457,565
              4,150   Komereni Banka (144A) (GDR) (Czech Republic)               08/23/96    124,600
              8,008   Lukoil Holdings (144A) (ADR) (Russia)                      06/21/96    332,358
             16,000   Mahindra & Mahindra (144A) (GDR) (India)                   01/20/97    193,871
                  8   Megionneftegaz (144A) (RDC) (Russia)                       09/03/96    302,000
             14,000   Ranbaxy Laboratories, Limited (144A) (GDR) (India)         03/11/97    335,500
                 13   Rostelecom (144A) (RDC) (Russia)                           08/21/96    337,500
             43,600   State Bank of India (144A) (GDR) (India)                   10/04/96    686,600
             17,000   Tata Engineering & Locomotive (144A) (GDR) (India)         02/14/97    189,295
           $265,000   United Microelectric Corporation, Limited, (144A),
                       Convertible Bond, 1.25%, due 08/06/04 (Taiwan)            07/05/96    343,175
             27,500   Videsh Sancher Nigam, Limited (144A) (GDR) (India)         03/24/97    383,075

The total value of restricted securities is $7,037,910, which represents 11.2% of net assets of the Fund at April 30, 1997.

TCW Galileo Latin America Equity Fund:
                                                                                    Date of
Number of Shares                                  Investment                      Acquisition                   Cost
-------------------      -----------------------------------------------        ---------------               ---------

     18,900                     Cementos Diamante, S.A. (144A) (ADS)                 05/17/94                  $311,989
                                 (Colombia)
     10,237                     COMPANHIA ENERGETICA DE MINAS GERAIS
                                 (CEMIG) (144A) (ADR) (Brazil)                       12/14/94                   310,142
     2,509                      Siderurgica Venezolana Sivensa, Saica S.A.C.A.,
                                 Series B (144A) (ADR) (Venezuala)                   08/13/96                       605

The total value of restricted securities is $796,408, which represents 1.0% of net assets of the Fund at April 30, 1997.

TCW GALILEO MONEY MARKET FUND


FINANCIAL HIGHLIGHTS
--------------------


                                                  Six Months Ended           Year Ended October 31,
                                                   April 30, 1997            ----------------------
                                                    (Unaudited)                1996          1995
                                                  ----------------           -------      ---------
Net Asset Value per Share, Beginning of Period       $    1.00               $   1.00    $   1.00
Income from Investment Operations:
  Net Investment Income                                 0.0296                 0.0509      0.0549

Less Distributions:
  Distributions from Net Investment Income             (0.0296)               (0.0509)    (0.0549)
                                                      --------               --------    --------

Net Asset Value per Share, End of Period              $   1.00               $   1.00    $   1.00
                                                      ========               ========    ========

Total Return                                              2.54% (1)              5.21%       5.67%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)             $ 282,486              $ 233,671    $ 86,302

Ratio of Net Expenses to Average Net Assets (5)           0.40%(4)               0.40%       0.40%

Ratio of Net Investment Income to Average Net Assets      5.04%(4)               5.04%       5.49%

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period July 14, 1988 (commencement of operations) to December 31, 1988 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser has voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.40% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.42% for the six months ended April 30, 1997, 0.44% for the fiscal year ended October 31, 1996, 0.46% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994, 0.52%, 0.49%, 0.47%, 0.51 % and 0.71% for the years ended
     December 31, 1993 through 1989, respectively, and 0.47% for the period July 14, 1988 (commencement of operations) through December 31, 1988.

                                                         TCW GALILEO FUNDS, INC.



                                       Year Ended December 31,                        July 14, 1988
 Ten Months Ended  --------------------------------------------------------------    (Inception) to
 October 31, 1994    1993         1992          1991          1990         1989     December 31, 1988
----------------- ---------     --------      --------      --------     --------   -----------------
  $    1.00       $   1.00      $   1.00      $   1.00      $   1.00     $   1.00      $   1.00

     0.0304         0.0293        0.0381        0.0620        0.0800       0.0882        0.0379

    (0.0304)       (0.0293)      (0.0381)      (0.0620)      (0.0800)     (0.0882)      (0.0379)
 ----------       --------      --------      --------      --------      -------       -------

 $     1.00       $   1.00      $   1.00       $  1.00       $  1.00      $  1.00       $  1.00
 ==========       ========      ========      ========      ========      =======       =======
       3.04% (2)      2.97%         3.92%         6.35%         8.18%        9.22%         7.68% (3)


 $  124,392       $ 81,204      $183,465      $140,987      $167,572      $88,620       $63,703

       0.40% (4)      0.40%         0.40%         0.40%         0.40%        0.40%         0.40% (4)

       3.65% (4)      2.93%         3.81%         6.20%         8.00%        8.82%         8.08% (4)

TCW Galileo Core Fixed Income Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                 Six Months Ended          Year Ended October 31,         Ten Months         (Commencement of
                                  April 30, 1997         --------------------------          Ended          Operations) through
                                   (Unaudited)            1996               1995       October 31, 1994     December 31, 1993
                                 ----------------        -------            -------     ----------------    -------------------
Net Asset Value per Share,
 Beginning of Period                 $  9.45             $  9.61            $  8.94          $ 10.04             $ 10.00
                                     -------             -------            -------          -------             -------
Income (Loss) from Investment
 Operations:
     Net Investment Income              0.34                0.55               0.58             0.44                0.45
     Net Realized and Unrealized
      Gain (Loss) on Investments
      and Foreign Currency
      Transactions/Translations        (0.19)              (0.16)              0.62            (1.16)               0.19
                                     -------             -------            -------          -------             -------
         Total from Investment
          Operations                    0.15                0.39               1.20            (0.72)               0.64
                                     -------             -------            -------          -------             -------
Less Distributions:

     Distributions from Net
      Investment Income                (0.29)              (0.55)             (0.53)           (0.38)              (0.45)
     Distributions from Net
      Realized Gains                       -                   -                  -                -               (0.14)
     Distributions in Excess
      of Net Realized Gains                -                   -                  -                -               (0.01)
                                     -------             -------            -------          -------             -------
         Total Distributions           (0.29)              (0.55)             (0.53)           (0.38)              (0.60)
                                     -------             -------            -------          -------             -------
Net Asset Value per Share,
 End of Period                       $  9.31             $  9.45            $  9.61          $  8.94             $ 10.04
                                     =======             =======            =======          =======             =======

Total Return                            1.60%(1)            4.26%             13.92%           (7.24)%(2)           6.54%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
 thousands)                          $21,351             $25,006            $36,236          $50,153             $33,328

Ratio of Expenses to Average
 Net Assets                             0.87%(4)            0.76%              0.68%(5)         0.50%(4)(5)         0.50%(4)(5)

Ratio of Net Investment Income
 to Average Net Assets                  6.33%(4)            5.85%              6.38%            6.11%(4)            5.24%(4)

Portfolio Turnover Rate                82.24%(1)          238.73%            223.78%          208.63%(2)          149.96%(3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.



TCW GALILEO HIGH YIELD BOND FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                   SIX MONTHS ENDED       Year Ended October 31,            Ten Months        (Commencement of
                                    APRIL 30, 1997       -------------------------             Ended         Operations) through
                                     (UNAUDITED)           1996            1995          October 31, 1994     December 31, 1993
                                   ---------------       ----------      ---------       ----------------    -------------------
Net Asset Value per Share,
 Beginning of Period                     $   9.77          $   9.74     $     9.43         $    10.12             $  10.00
                                       ----------        ----------     ----------         ----------            ---------
Income (Loss) from Investment
 Operations:

  Net Investment Income                      0.45              0.89           0.92               0.73                 0.74
  Net Realized and Unrealized Gain
   (Loss) on Investments                     0.06              0.03           0.39              (0.77)                0.27
                                       ----------        ----------     ----------         ----------           ----------
    Total from Investment Operations         0.51              0.92           1.31              (0.04)                1.01
                                       ----------        ----------     ----------         ----------           ----------

Less Distributions:
  Distributions from Net
    Investment Income                       (0.45)            (0.89)         (1.00)             (0.65)               (0.74)
  Distributions from Net
    Realized Gains                            -                  -              -                  -                 (0.15)
                                       ----------        ----------     ----------         ----------           ----------
    Total Distributions                     (0.45)            (0.89)         (1.00)             (0.65)               (0.89)
                                       ----------        ----------     ----------         ----------           ----------
Net Asset Value per Share,
  End of Period                          $   9.83          $   9.77       $   9.74            $  9.43             $  10.12
                                       ==========        ==========      =========         ==========            =========


Total Return                                 5.23%(1)          9.92%         14.65%             (0.34)%(2)           10.47%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
  thousands)                             $210,154          $183,815       $ 92,652           $ 90,577             $ 73,737

Ratio of Expenses to Average
  Net Assets                                 0.84%(4)          0.90%          0.87%(5)           0.79%(4)(5)          0.79%(4)(5)

Ratio of Net Investment Income
  to Average Net Assets                      9.11%(4)          9.21%          9.60%              9.18%(4)             8.60%(4)

Portfolio Turnover Rate                     29.70%(1)         82.56%         36.32%             34.01%(2)            47.60%(3)


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.
(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.
(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.79% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.88% for the fiscal year ended October 31, 1995, 0.91% for the ten months ended October 31, 1994 and 0.96% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

TCW Galileo Mortgage Backed Securities Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                Six Months Ended          Year Ended October 31,          Ten Months        (Commencement of
                                 April 30, 1997        ---------------------------           Ended         Operations) through
                                  (Unaudited)            1996                1995       October 31, 1994    December 31, 1993
                                ----------------       -------             -------      ----------------   -------------------

Net Asset Value per Share,
 Beginning of Period                $  9.67            $  9.58             $  9.41          $   9.86            $  10.00
                                    -------            -------             -------          --------            --------
Income (Loss) from Investment
 Operations:
   Net Investment Income               0.34               0.51                0.67              0.42                0.50
   Net Realized and Unrealized
    Gain (Loss) on Investments        (0.05)              0.22                0.25             (0.48)              (0.12)
                                    -------            -------             -------          --------            --------
       Total from Investment
        Operations                     0.29               0.73                0.92             (0.06)               0.38
                                    -------            -------             -------          --------            --------
Less Distributions:
  Distributions from Net
   Investment Income                  (0.07)             (0.46)              (0.71)            (0.39)              (0.50)
                                    -------            -------             -------          --------            --------
  Distributions in Excess of
   Net Investment Income              (0.23)             (0.18)              (0.04)                -                   -
  Distributions from Net
   Realized Gains                         -                  -                   -                 -               (0.02)
                                    -------            -------             -------          --------            --------
       Total Distributions            (0.30)             (0.64)              (0.75)            (0.39)              (0.52)
                                    -------            -------             -------          --------            --------
Net Asset Value per Share,
 End of Period                      $  9.66            $  9.67             $  9.58          $   9.41            $   9.86
                                    =======            =======             =======          ========            ========

Total Return                           3.04%(1)           7.86%              10.16%            (0.61)%(2)           3.89%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in
 thousands)                         $41,681            $61,835             $81,366          $134,948            $147,666

Ratio of Expenses to Average
 Net Assets                            0.79%(4)           0.69%               0.61%(5)          0.55%(4)(5)         0.55%(4)(5)

Ratio of Net Investment Income
 to Average Net Assets                 7.71%(1)           5.34%               7.13%             5.18%(4)            5.98%(4)

Portfolio Turnover Rate               13.67%(1)          54.10%              37.83%            65.64%(2)           70.44%(3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

                                                         TCW GALILEO FUNDS, INC.

TCW GALILEO LONG-TERM MORTAGE BACKED SECURITIES FUND


FINANCIAL HIGHLIGHTS
--------------------
                                                                                                           June 17, 1993
                                     Six Months Ended   Year Ended October 31,          Ten Months        (Commencement of
                                      April 30, 1997    ----------------------             Ended         Operations) through
                                        (Unaudited)       1996         1995          October 31, 1994     December 31, 1993
                                     ----------------   ---------    ---------       ----------------    -------------------
Net Asset Value per Share,
  Beginning of Period                   $    9.56        $   9.56    $    8.95           $    10.07           $    10.00
                                        ---------        --------    ---------           ----------           ----------

Income (Loss) from
  Investment Operations:

     Net Investment Income                   0.36            0.68         0.72                 0.63                 0.28

     Net Realized and Unrealized
       Gain (Loss) on Investments           (0.16)           0.02         0.71                (1.26)                0.07
                                        ---------        --------    ---------           ----------           ----------
          Total from Investment
            Operations                       0.20            0.70         1.43                (0.63)                0.35
                                        ---------        --------    ---------           ----------           ----------

Less Distributions:

     Distributions from Net
       Investment Income                    (0.32)          (0.68)       (0.82)               (0.49)               (0.28)

     Distributions in Excess of
       Net Investment Income                   -            (0.02)          -                    -                    -
                                        ---------        --------    ---------           ----------           ----------
          Total Distributions               (0.32)          (0.70)       (0.82)               (0.49)               (0.28)
                                        ---------        --------    ---------           ----------           ----------
Net Asset Value per Share,
  End of Period                         $    9.44        $   9.56    $    9.56           $     8.95           $    10.07
                                        =========        ========    =========           ==========           ==========
Total Return                                 2.09% (1)       7.69%       16.84%               (6.39)% (2)           3.51% (3)


Ratios/Supplemental Data:

Net Assets, End of Period
  (in thousands)                        $ 110,993        $112,260    $  80,159           $   66,632           $   25,215

Ratio of Expenses to Average
  Net Assets                                 0.64% (4)       0.68%        0.65% (5)            0.65% (4)(5)         0.64% (4)(5)

Ratio of Net Investment Income
  to Average Net Assets                      7.47% (4)       7.15%        7.88%                8.03% (4)            5.37% (4)

Portfolio Turnover Rate                      6.59% (1)      39.28%       23.76%               36.71% (2)           44.47% (3)

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) to December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 0.72% for the fiscal year ended October 31, 1995, 0.68% for the ten months ended October 31, 1994 and 0.89% for the period March 1, 1993, (commencement of operations) through December 31, 1993.

TCW Galileo Convertible Securities Fund

FINANCIAL HIGHLIGHTS                                    January 2, 1997
--------------------                                   (Commencement of
                                                      Operations) through
                                                        April 30, 1997
                                                          (Unaudited)
                                                      -------------------
Net Asset Value per Share, Beginning
 of Period                                                  $ 10.00
                                                            -------
Income (Loss) from Investment Operations:
  Net Investment Income                                        0.21
  Net Realized and Unrealized (Loss)
   on Investments                                             (0.36)
                                                            -------
     Total from Investment Operations                         (0.15)
                                                            -------
Less Distributions:
  Distributions from Net Investment Income                    (0.09)
                                                            -------
Net Asset Value per Share, End of Period                    $  9.76
                                                            =======

Total Return                                                  (1.50)% (1)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                    $27,163

Ratio of Net Expenses to Average Net Assets                    0.95% (2)(3)

Ratio of Net Investment Income to Average
 Net Assets                                                    6.31% (2)

Portfolio Turnover Rate                                       52.36% (1)

Average Commission Rate Paid by the Fund                    $  0.04

(1) For the period January 2, 1997 (commencement of operations) to April 30, 1997 and not indicative of a full year's operating results.

(2)  Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 0.95% of net assets as disclosed in Note 4 of the Notes to Financial Statements. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.19% for the period January 2, 1997 (commencement of operations) through April 30, 1997.

                                                         TCW GALILEO FUNDS, INC.
TCW Galileo Core Equity Fund

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                              March 1, 1993
                                     Six Months Ended       Year Ended October 31,         Ten Months       (Commencement of
                                      April 30, 1997     ----------------------------         Ended         Operations) through
                                       (Unaudited)         1996                1995      October 31, 1994    December 31, 1993
                                     ----------------    ----------------------------    ----------------   ------------------
Net Asset Value per Share,
 Beginning of Period                 $  15.93          $  13.69           $  11.57           $  11.81            $  10.00
                                     --------          --------           --------           --------            --------

Income (Loss) from Investment
 Operations:

  Net Investment Income                  0.01              0.11               0.06               0.04                0.03
  Net Realized and
   Unrealized Gain (Loss)
    on Investments                       1.02              2.18               2.11              (0.28)               1.81
                                     --------          --------           --------           --------            --------
     Total from Investment
      Operations                         1.03              2.29               2.17              (0.24)               1.84
                                     --------          --------           --------           --------            --------

Less Distributions:

  Distributions from Net
   Investment Income                    (0.02)            (0.05)             (0.05)                -                (0.03)

  Distributions from Net
   Realized Gains                       (0.20)                  -               -                  -                   -
                                     --------          --------           --------           --------            --------
      Total Distributions               (0.22)            (0.05)             (0.05)                -                (0.03)
                                     --------          --------           --------           --------            --------
Net Asset Value per Share,
 End of Period                       $  16.74          $  15.93           $  13.69          $   11.57            $  11.81
                                     ========          ========           ========          =========            ========


Total Return                             6.46%(1)         16.79%             18.85%             (2.03)%(2)          18.41%(3)

Ratios/Supplemental Data:

Net Assets, End of Period
 (in thousands)                      $220,141          $231,302           $197,721           $136,122            $ 55,885

Ratio of Expenses to
 Average Net Assets                      0.84%(4)          0.82%              0.85%              0.91%(4)            1.00%(4)(5)

Ratio of Net Investment
 Income to Average
  Net Assets                             0.15%(4)          0.18%              0.48%              0.44%(4)            0.55%(4)

Portfolio Turnover Rate                 18.43%(1)         39.58%             53.77%             23.53%(2)           29.67%(3)

Average Commission Rate Paid
 by the Fund (6)                     $   0.06          $   0.06               N/A                N/A                 N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.
(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.00% of net assets through December 31, 1993. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.09% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO EARNINGS MOMENTUM FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                       November 1, 1994
                                                               Six Months Ended                         (Commencement of
                                                                April 30, 1997         Year Ended      Operations) through
                                                                  (Unaudited)       October 31, 1996   October 31, 1995
                                                               ----------------     ----------------   -------------------
Net Asset Value per Share, Beginning of Period                      $ 13.01                $ 11.47           $ 10.00
                                                                    -------                -------           -------
Income (Loss) from Investment Operations:
  Net Investment (Loss)                                               (0.06)                 (0.11)            (0.03)
  Net Realized and Unrealized Gain (Loss) on
  Investments                                                         (1.99)                  1.72              1.51
                                                                    -------                -------           -------
    Total from Investment Operations                                  (2.05)                  1.61              1.48
                                                                    -------                -------           -------
Less Distributions:
  Distributions in Excess of Net Investment Income                        -                      -             (0.01)
  Distributions From Net Realized Gains                               (0.95)                 (0.07)                -
                                                                    -------                -------           -------
    Total Distributions                                               (0.95)                 (0.07)            (0.01)
                                                                    -------                -------           -------
Net Asset Value per Share, End of Period                             $10.01                 $13.01           $ 11.47
                                                                    =======                =======           =======

Total Return                                                         (16.90)%(1)             13.99%            14.76%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                            $68,689                $77,994           $63,411

Ratio of Net Expenses to Average Net Assets                            1.19%(2)               1.13%             1.14%(3)

Ratio of Net Investment (Loss) to Average Net Assets                  (0.97)%(2)             (0.82%)           (0.28%)

Portfolio Turnover Rate                                               40.39%(1)              99.03%            85.91%

Average Commission Rate Paid by the Fund (4)                        $  0.06                $  0.06              N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2)  Annualized.
(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.14% of net assets through December 31, 1995. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.14% for the year ended October 31, 1996 and November 1, 1994 (commencement of operations) through October 31, 1995.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                            June 3, 1996
                                                             Six Months Ended             (Commencement of
                                                              April 30, 1997             Operations) through
                                                                (Unaudited)                October 31, 1996
                                                             ----------------            -------------------
Net Asset Value per Share, Beginning of Period                      $  9.19                        $ 10.00
                                                                    -------                        -------
(Loss) from Investment Operations:

  Net Investment (Loss)                                               (0.04)                         (0.03)
  Net Realized and Unrealized (Loss) on Investments                   (1.90)                         (0.78)
                                                                    -------                        -------
    Total from Investments Operations                                 (1.94)                         (0.81)
                                                                    -------                        -------
Net Asset Value per Share, End of Period                            $  7.25                        $  9.19
                                                                    =======                        =======


Total Return                                                         (21.11)%(1)                     (8.10)%(2)


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                            $84,720                        $92,430

Ratio of Net Expenses to Average Net Assets                            1.14%(3)                      11.20%(3)

Ratio of Net Investment (Loss) to Average Net Assets (4)              (0.88)%(3)                     (0.80%)(3)

Portfolio Turnover Rate                                               26.36%(1)                      19.19%(2)

Average Commission Rate Paid by the Fund                            $  0.06                        $  0.06

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period June 3, 1996 (commencement of operations) through October 31, 1996 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through December 31, 1996. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.16% for the six months ended April 30, 1997 and 1.27% for the period June 3, 1996 (commencement of operations) through October 31, 1996.

                                                         TCW GALILEO FUNDS, INC.
TCW GALILEO SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------


                                                                                                           March 1, 1994
                                                 Six Months Ended       Year Ended October 31,           (Commencement of
                                                  April 30, 1997     ---------------------------        Operations) through
                                                    (Unaudited)      1996                   1995          October 31, 1994
                                                 ----------------    ----                   ----        -------------------

Net Asset Value per Share, Beginning
 of Period                                            $  17.17               $  13.53            $   9.39       $  10.00
                                                      --------               --------            --------       --------

Income (Loss) from Investment Operations:
  Net Investment (Loss)                                  (0.06)                 (0.13)              (0.07)         (0.04)
  Net Realized and Unrealized Gain (Loss)
  on Investments                                         (3.57)                  4.08                4.72          (0.57)
                                                      --------               --------            --------       --------
    Total from Investment Operations                     (3.63)                  3.95                4.65          (0.61)
                                                      --------               --------            --------       --------

Less Distributions:
  Distributions from Net Investment Income                   -                  (0.01)                  -              -
  Distributions from Net Realized Gains                  (0.05)                 (0.30)              (0.51)             -
                                                      --------               --------            --------       --------
    Total Distributions                                  (0.05)                 (0.31)              (0.51)             -
                                                      --------               --------            --------       --------
Net Asset Value per Share, End of Period              $  13.49               $  17.17            $  13.53       $   9.39
                                                      ========               ========            ========       ========


Total Return                                            (21.21)% (1)            29.73%              49.89%         (6.10)% (2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)              $104,391               $132,444            $ 66,056       $ 51,089

Ratio of Expenses to Average Net Assets                   1.12% (3)              1.14%               1.21% (4)      1.09% (3)(4)


Ratio of Net Investment (Loss) to Average
 Net Assets                                              (0.80)% (3)           (0.76)%              (0.61)%        (0.59)% (3)


Portfolio Turnover Rate                                  22.71% (1)             45.43%              89.73%         88.63%  (2)


Average Commission Rate Paid by the Fund (5)          $   0.06               $   0.06                 N/A            N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.09% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.24% for the fiscal year ended October 31, 1995 and 1.39% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO ASIA PACIFIC EQUITY FUND


FINANCIAL HIGHLIGHTS

                                                                                                                March 1, 1994
                                               Six Months Ended             Year Ended October 31,             (Commencement of
                                                April 30, 1997           ------------------------------      Operations) through
                                                  (Unaudited)             1996                   1995          October 31, 1994
                                               ----------------          -------                -------      -------------------

Net Asset Value per Share, Beginning
 of Period                                              $  9.61          $  8.67                $ 10.19              $ 10.00
                                                        -------          -------                -------              -------
Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                           (0.01)            0.06                   0.06                 0.03
   Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency                     0.44             0.93                  (1.19)                0.16
                                                        -------          -------                -------              -------
       Total from Investment Operations                    0.43             0.99                  (1.13)                0.19
                                                        -------          -------                -------              -------
Less Distributions:

   Distributions from Net Investment Income                   -            (0.05)                 (0.01)                   -
   Distributions from Net Realized Gains                      -                -                  (0.16)                   -
   Distributions in Excess of Net Realized Gains              -                -                  (0.22)                   -
                                                        -------          -------                -------              -------
        Total Distributions                                   -            (0.05)                 (0.39)                   -
                                                        -------          -------                -------              -------


Net Asset Value per Share, End of Period                $ 10.04          $  9.61                $  8.67              $ 10.19
                                                        =======          =======                =======              =======

Total Return                                               4.47% (1)       11.36%                (10.98)%               1.90% (2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                $43,369          $48,266                $46,709              $54,019

Ratio of Expenses to Average Net Assets                    1.43% (3)        1.43%                  1.47% (4)            1.40% (3)(4)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                       (0.21)% (3)       0.66%                  0.74%                0.45% (3)

Portfolio Turnover Rate                                   34.17% (1)       84.81%                102.01%               46.75% (2)

Average Commission Rate Paid by the Fund (5)            $  0.01          $  0.01                   N/A                    N/A


(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Emerging Markets Fund

FINANCIAL HIGHLIGHTS


                                                                                                        March 1, 1994
                                                      Six Months Ended    Year Ended October 31,      (Commencement of
                                                       April 30, 1997     ----------------------      Operations) through
                                                        (Unaudited)         1996          1995         October 31, 1994
                                                        ----------        --------       -------       ----------------
Net Asset Value per Share, Beginning
 of Period                                              $  8.18           $  7.19        $  9.73           $ 10.00
                                                        ----------        --------       -------           ----------
Income (Loss) from Investment Operations:
     Net Investment Income (Loss)                          0.01              0.07           0.04             (0.01)
     Net Realized and Unrealized Gain (Loss)
      on Investments and Foreign Currency                  1.19              0.94          (2.58)            (0.26)
                                                        ----------        --------       -------           ----------
          Total from Investment Operations                 1.20              1.01          (2.54)            (0.27)
                                                        ----------        --------       -------           ----------
Less Distributions:
     Distributions from Net Investment Income             (0.04)            (0.02)             -                 -
                                                        ----------        --------       -------           ----------
Net Asset Value per Share, End of Period                $  9.34           $  8.18        $  7.19           $  9.73
                                                        ==========        ========       =======           ==========

Total Return                                              14.72%(1)         14.14%        (26.11)%           (2.70)%(2)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                $62,937           $57,639        $51,873           $70,212

Ratio of Expenses to Average Net Assets                    1.44%(3)          1.41%          1.55%             1.70%(3)

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                        0.31%(3)          0.82%          0.54%            (0.09)%(3)

Portfolio Turnover Rate                                   31.86%(1)         83.76%         74.24%            61.28%(2)

Average Commission Rate Paid by the Fund (4)            $  0.00           $  0.00           N/A               N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(3)  Annualized.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW Galileo Latin America Equity Fund


FINANCIAL HIGHLIGHTS
--------------------

                                                                                                               March 1, 1993
                                           Six Months Ended    Year Ended October 31,     Ten Months          (Commencement of
                                            April 30, 1997    -----------------------        Ended           Operations) through
                                             (Unaudited)         1996         1995     October 31, 1994       December 31, 1993
                                             -----------      ----------   ----------  ----------------       -----------------
Net Asset Value per Share, Beginning
 of Period                                   $ 10.01            $  7.92     $ 14.99         $  15.11              $ 10.00
                                             -------            -------     -------         --------              -------
Income (Loss) from Investment Operations:
  Net Investment Income                         0.08               0.11        0.06             0.01                 0.08
  Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Currency          2.53               2.03       (5.92)           (0.13)                6.35
                                             -------            -------     -------         --------              -------
    Total from Investment Operations            2.61               2.14       (5.86)           (0.12)                6.43
                                             -------            -------     -------         --------              -------
Less Distributions:
  Distributions from Net Investment Income     (0.09)             (0.05)          -                -                (0.08)
  Distributions from Net Realized Gains            -                  -           -                -                (1.21)
  Distributions in Excess of Net Realized
   Gains                                           -                  -       (1.21)               -                (0.03)
                                             -------            -------     -------        ---------              -------
    Total Distributions                        (0.09)             (0.05)      (1.21)               -                (1.32)
                                             -------            -------     -------        ---------              -------
Net Asset Value per Share, End of Period     $ 12.53            $ 10.01     $  7.92        $   14.99              $ 15.11
                                             =======            =======     =======        =========              =======
Total Return                                   26.26%(1)          27.08%     (40.95)%          (0.79)%(2)           64.27%(3)

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)     $82,345            $68,323     $38,942        $ 122,610              $89,910

Ratio of Expenses to Average
 Net Assets                                     1.39%(4)           1.44%       1.58%            1.36%(4)             1.50%(4)(5)

Ratio of Net Investment Income to Average
 Net Assets                                     1.50%(4)           1.12%       0.59%(5)         0.11%(4)(5)          0.77%(4)(5)

Portfolio Turnover Rate                        12.04%(1)          44.32%      75.62%          143.65%(2)           120.06%(3)

Average Commission Rate Paid by the Fund(6)  $  0.00            $  0.00         N/A               N/A                   N/A

(1) For the six months ended April 30, 1997 and not indicative of a full year's operating results.

(2) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(3) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.


SHAREHOLDER INFORMATION
-----------------------

DIRECTORS AND OFFICERS

Marc I. Stern
Director and Chairman of the Board

Thomas E. Larkin, Jr.
Director and President

John C. Argue
Director

Norman Barker, Jr.
Director

Richard W. Call
Director

Alvin R. Albe, Jr.
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

Ronald E. Robison
Senior Vice President

David K. Sandie
Senior Vice President and Treasurer

Philip K. Holl
Secretary

Marie M. Bender
Assistant Secretary

Hilary G.D. Lord
Assistant Secretary

INVESTMENT ADVISER

TCW Funds Management, Inc.
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

SUB-ADVISERS

TCW Asia Limited
Suite 1308, One Pacific Place
88 Queensway
Hong Kong

TCW London International, Limited
Birkett House
27 Albemarle Street
London W1X3FA

CUSTODIAN

BNY Western Trust Company
700 South Flower Street
Suite 200
Los Angeles, California 90017

TRANSFER AGENT

DST Systems, Inc.
811 Main Street
Kansas City, Missouri 64105

DISTRIBUTOR

TCW Brokerage Services
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

INDEPENDENT AUDITORS

Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017

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                                       97

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                                      98